AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 28, 2009
Securities Act of 1933 File No. 333-64981
Investment Company Act of 1940 File No. 811-09025

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO. __
POST-EFFECTIVE AMENDMENT NO. 12
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 14

NEW COVENANT FUNDS
(Exact Name of Registrant as Specified in Charter)

200 East Twelfth Street
Jeffersonville, Indiana 47130
(Address of Principal Executive Offices)

(877) 835-4531
(Registrant’s Telephone Number)

Robert E. Leech, President
New Covenant Funds
200 East Twelfth Street, Suite C
Jeffersonville, Indiana 47130
(Name and Address of Agent for Service)

Copies to
Patrick W.D. Turley, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Paragraph (b)
☐	on (date) pursuant to Paragraph (b);
☑	60 days after filing pursuant to Paragraph (a) (1);
☐	on (date) pursuant to Paragraph (a) (2);
☐	75 days after filing pursuant to Paragraph (a) (2); or
☐	on (date) pursuant to Paragraph (a) (2) of Rule 485

Explanatory Note: This Post-Effective Amendment No. 12 to the Registration Statement of New Covenant Funds (the “Trust”) is being filed for the purpose of conforming Trust’s Prospectus to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

	PROSPECTUS	OCTOBER 28, 2009
Funds with a Mission
New Covenant Growth Fund (NCGFX) | New Covenant Income Fund (NCICX) New Covenant Balanced Growth Fund (NCBGX) | New Covenant Balanced Income Fund (NCBIX) (Each a “Fund,” together, the “Funds”)

[Insert Graphics]

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

New Covenant Funds Distributor, Inc.
200 East Twelfth Street
Jeffersonville, IN 47130

1

contents

new covenant growth fund

Investment Objective
The GROWTH FUND’s investment objective is long-term capital appreciation.  Dividend income, if any, will be incidental.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the GROWTH FUND.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%
Shareholder Services Fees(1)	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.35%
Less: Fee Waiver (2)	0.17%
Net Annual Fund Operating Expenses After Waiver	1.18%

(1)
The Shareholder Services Fees paid by the GROWTH FUND are charged on a shareholder account basis; therefore, the overall impact to the GROWTH FUND may be less than 0.25%.  During the most recent fiscal year, the cumulative impact to the GROWTH FUND was 0.18%.

(2)
One Compass Advisors (the “Adviser”) has entered into an expense limitation agreement with respect to the GROWTH FUND for the current fiscal year in which it has agreed to waive a portion of the annual investment advisory fees payable to it by the GROWTH FUND (0.17% of average net assets) in order to limit the GROWTH FUND’s Total Annual Fund Operating Expenses. The information in the table has been restated to reflect a change in the fee waiver effective July 1, 2009, as if it had been in effect during the previous fiscal year.

Example. This example is intended to help you compare the cost of investing in the GROWTH FUND with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year; all distributions are reinvested; and the GROWTH FUND’s operating expenses remain the same (taking into account the fee waiver in the first year).  Although your actual costs may be higher or lower, based on the above assumptions, your costs for the GROWTH FUND would be:

1 Year	3 Years	5 Years	10 Years
$120	$411	$723	$1,609

Portfolio Turnover.  The GROWTH FUND pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the GROWTH FUND’s performance.  During the most recent fiscal year, the GROWTH FUND’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, at least 80% of the GROWTH FUND’s assets will be invested in a diversified portfolio of common stocks of companies that the GROWTH FUND’s portfolio managers believe have long-term growth potential.

The GROWTH FUND makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).  Therefore, the GROWTH FUND may choose to sell otherwise profitable investments in companies which have been identified as being in conflict with the established social-witness principles or not to purchase or retain investments otherwise consistent with its investment objective.

The GROWTH FUND invests in common stocks and other equity securities of companies of all sizes, domestic and foreign.  The GROWTH FUND generally invests in larger companies, although it may purchase securities of companies of any size, including small companies.  Up to 40% of the GROWTH FUND’s assets may be invested in securities of foreign issuers in any country, including developed or emerging markets.  Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.  The GROWTH FUND may also use put and call options and futures contracts for hedging purposes.

new covenant growth fund

The Adviser seeks to enhance performance and reduce market risk by strategically allocating the GROWTH FUND’s assets among multiple sub-advisers.  The allocation is made based on the Adviser’s desire for balance among differing investment styles and philosophies offered by the sub-advisers.

On occasion, up to 20% of the GROWTH FUND’s assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a sub-adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies.

The remainder of the GROWTH FUND’s assets may be held in cash or cash equivalents.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the GROWTH FUND.  The following principal risks could affect the value of your investment:

-
Stock Market Risk—Prices of securities held by the GROWTH FUND may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the GROWTH FUND.

-
Small Company Risk—Small companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies.  The prices of small company stocks tend to rise and fall in value more than other stocks.

-
Foreign Securities Risk—The performance of the GROWTH FUND’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

-
Emerging Markets Risk—Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

-	Interest Rate Risk—The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.
-	Credit Risk—An issuer of a fixed-income security may default on a security by failing to pay interest or principal when due.
-
Options and Futures Risk—The hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by the GROWTH FUND or if the strategy does not correlate well with the GROWTH FUND’s investments. The risks associated with options and futures include possible default by the other party to the transaction, illiquidity and the risk that the use of options and futures could result in losses greater than if they had not been used.

-
Put and Call Option Risk—The value of call options tends to increase or decrease in the same direction as the price change of the securities underlying them, and the value of put options tends to increase or decrease in the opposite direction as the price change of the securities underlying them.  Options are volatile instruments and, as a result, they are riskier instruments than the securities underlying them.

The GROWTH FUND may be appropriate for investors who prefer a fund that uses an appreciation-oriented strategy; can accept the risks of investing in a portfolio of common stocks; can tolerate performance that can vary substantially from year to year; and have a long-term investment horizon.

The GROWTH FUND probably will not be suitable for you if you have a short-term investment horizon, are investing emergency reserve money, are seeking ordinary dividend and interest income, or find it difficult to deal with an investment that may fluctuate in value.

new covenant growth fund

Performance
The following performance information provides some indication of the risks of investing in the GROWTH FUND. The bar chart shows changes in the GROWTH FUND’s performance from year to year.  The table shows how the GROWTH FUND’s average annual returns for 1-, 5- and 10-years and since inception compare with those of a broad measure of market performance.  Set forth below is certain past performance information for the GROWTH FUND which includes the past performance for a privately-managed investment pool that was previously managed by the Presbyterian Church (U.S.A.) Foundation (the predecessor investment entity to the Fund’s Adviser) through June 30, 1999 (the “Common Trust Fund”), whose assets were transferred to the GROWTH FUND on July 1, 1999 upon the establishment of the GROWTH FUND. This private pool had investment objectives and policies in all material respects equivalent to those of the GROWTH FUND and was managed subject to the same “manager of managers” investment style that is utilized by the GROWTH FUND. This private pool was not subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) or the Internal Revenue Code of 1986, as amended (the “Code”), the limitations of which might have adversely affected performance results. The prior performance depicted for the private pool has been restated to reflect the imposition of the total expenses of the GROWTH FUND for its initial fiscal year rather than the actual expenses of the private pool.  The GROWTH FUND’s past performance, before and after taxes, is not necessarily an indication of how the GROWTH FUND will perform in the future.  Updated performance information is available on the GROWTH FUND’s website at www.NewCovenantFunds.com or by calling the GROWTH FUND toll-free at 877-835-4531.

Annual Total Returns – Calendar Year
Prior to July 1, 1999, performance was that of the predecessor Common Trust Fund.

During the ten-year period ending December 31, 2008:	Best Quarter	1st Quarter, 2003	15.51%
	Worst Quarter	4th Quarter, 2008	-22.56%

The year-to-date total return for the GROWTH FUND as of September 30, 2009 was _____%.

Average Annual Total Returns as of December 31, 2008(1)

	One Year	Five Years	Ten Years
Return Before Taxes	-38.93%	-2.86%	-1.73%
Return After Taxes on Distributions (2) (3)	-39.15%	-3.26%	N/A
Return After Taxes on Distributions and Sale of Fund Shares (2) (3)	-25.26%	-2.44%	N/A
S & P 500® Index (reflects no deduction for fees, expenses or taxes)	-37.00%	-2.19%	-1.38%

(1)	The GROWTH FUND is managed in the same manner that the predecessor Common Trust Fund was managed.

(2)
Standard after-tax returns are not provided for the ten-year and since inception periods as, prior to its conversion, the predecessor Common Trust Fund was not subject to the requirements of the 1940 Act and the Code and received different tax treatment than the GROWTH FUND.

(3)
The GROWTH FUND’s after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Please note that actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

new covenant growth fund

Management
Investment Adviser.  One Compass Advisors is the GROWTH FUND’s investment adviser. Capital Guardian Trust Company (“Capital Guardian”), Santa Barbara Asset Management, LLC (“Santa Barbara”), Sound Shore Management, Inc. (“Sound Shore”), TimesSquare Capital Management, LLC (“TimesSquare”), and Wellington Management Company, LLP (“Wellington”) serve as the GROWTH FUND’s sub-advisers.

Portfolio Managers.  The following individuals serve as the GROWTH FUND’s portfolio managers:

Portfolio Manager	Years of Service with the Fund	Primary Title
Capital Guardian
David I. Fisher	6	Chairman of Capital Guardian
Richard N. Havas	6	Senior Vice President of Capital Group International, Inc.
Victor D. Kohn	6	President and Director of Capital Group International, Inc.
Nancy J. Kyle	6	Vice Chairman of Capital Guardian
Roger J. Mortimer	4	Vice President of Capital Guardian
Lionel M. Sauvage	6	Director and Senior Vice President of Capital Guardian
Santa Barbara
Michael G. Mayfield	4	Chief Executive Officer and Chief Investment Officer
Sound Shore
Harry Burn, III, CFA	8	Chairman and Director
T. Gibbs Kane, Jr., CFA	8	President and Director
John P. DeGulis	8	Portfolio Manager
TimesSquare
Grant Babyak	0.5	CEO, Managing Director and Senior Portfolio Manager
Tony Rosenthal, CFA	0.5	Managing Director and Portfolio Manager
Wellington
Mammen Chally, CFA	9	Vice President and Equity Portfolio Manager
James A. Rullo, CFA	9	Senior Vice President and Director of the Quantitative Investment Group
Doris T. Dwyer	6	Vice President and Equity Portfolio Manager
David J. Elliott, CFA	6	Vice President and Equity Portfolio Manager

Purchase, Exchange, and Sale of Growth Fund Shares
You may purchase or redeem GROWTH FUND shares on any business day via mail (New Covenant Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 877-835-4531 or through approved selling agents or brokers.  You may exchange shares into another New Covenant Fund or into the New Covenant Treasury Obligations Fund by telephone or through account access online at www.NewCovenantFunds.com.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial and subsequent investment amounts are shown below, although the GROWTH FUND may reduce or waive them in some cases.

Minimum Investments	To Open Your Account	To Add to Your Account	Automatic Investment Plan
All Accounts	$500	$100	$50

Tax Information
The GROWTH FUND’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts or if you are a tax exempt organization.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the GROWTH FUND through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the GROWTH FUND and its related companies may pay the intermediary for the sale of the GROWTH FUND shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the GROWTH FUND over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

new covenant income fund

Investment Objective
The INCOME FUND’s investment objective is a high level of current income with preservation of capital.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Shareholder Services Fees(1)	0.25%
Other Expenses	0.11%
Acquired Fund Fees and Expenses (“AFFE”)(2)	0.01%
Total Annual Fund Operating Expenses	1.12%
Less: Fee Waiver (3)	0.25%
Net Annual Fund Operating Expenses After Waiver	0.87%

(1)
The INCOME FUND’s Shareholder Services Fees are charged on a shareholder account basis; therefore, the overall impact to the INCOME FUND may be less than 0.25%.  During the most recent fiscal year, the cumulative impact to the INCOME FUND was 0.16%.

(2)
The Net Annual Fund Operating Expenses may not correlate to the “Ratio of expenses to average net assets” shown in the INCOME FUND’s most recent annual report and the financial highlights contained in this Prospectus, which reflects the operating expenses of the INCOME FUND and does not include AFFE.

(3)
The Adviser has entered into an expense limitation agreement with respect to the INCOME FUND for the current fiscal year in which it has agreed to waive the investment advisory fees payable to it by the INCOME FUND to the extent of the Shareholder Services Fees paid by the INCOME FUND in order to limit the INCOME FUND’s Total Annual Fund Operating Expenses.

Example.  This example is intended to help you compare the cost of investing in the INCOME FUND with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year; all distributions are reinvested; and the INCOME FUND’s operating expenses remain the same (taking into account the fee waiver in the first year).  Although your actual costs may be higher or lower, based on the above assumptions, your costs for the INCOME FUND would be:

1 Year	3 Years	5 Years	10 Years
$88	$328	$587	$1,329

Portfolio Turnover.  The INCOME FUND pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the INCOME FUND’s performance.  During the most recent fiscal year, the INCOME FUND’s portfolio turnover rate was 230% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, at least 80% of the INCOME FUND’s assets will be invested in a diversified portfolio of bonds and other debt obligations of varying maturities.

The INCOME FUND makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).  Therefore, the INCOME FUND may choose to sell or not to purchase or retain investments otherwise consistent with its investment objective.

The INCOME FUND invests in corporate bonds.  The INCOME FUND also invests in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported by the right of the issuer to borrow from the U.S. Treasury.  The INCOME FUND may also invest, to a lesser extent, in bonds of international corporations or foreign governments. In addition, the INCOME FUND invests in mortgage-backed and asset-backed securities.  The INCOME FUND may also use put and call options and futures contracts for hedging purposes.

new covenant income fund

At least 65% of the INCOME FUND’s assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the INCOME FUND will attempt to maintain an overall credit quality rating of AA or higher.  The INCOME FUND may invest in unrated equivalents that may be considered to be investment grade.  The INCOME FUND may invest up to 20% of its assets in bonds that are rated below investment grade.

The Adviser seeks to enhance performance and reduce market risk by strategically allocating the INCOME FUND’s assets among multiple sub-advisers.  The allocation is made based on the Adviser’s desire for balance among differing investment styles and philosophies offered by the sub-advisers.

Up to 20% of the INCOME FUND’s assets may be invested in commercial paper within the two highest rating categories of independent rating agencies.  The INCOME FUND may also invest up to 40% of its assets in the fixed-income securities of foreign issuers in any country including developed or emerging markets.  Foreign securities are selected on an individual basis without regard to any defined allocation among countries or geographic regions.

The INCOME FUND’s average dollar-weighted maturity is expected to be approximately nine years.  The INCOME FUND may invest in securities of any maturity, but expects its average maturity to range from four years to twelve years and its average duration to be between three and six years.

Investments for the INCOME FUND, both foreign and domestic, are selected based on the following criteria:

-	the use of interest-rate and yield-curve analyses;
-	the use of credit analyses, which indicate a security’s rating and potential for appreciation; and
-	use of the above disciplines to invest in high-yield bonds and fixed-income securities issued by foreign and domestic governments and companies.

The remainder of the INCOME FUND’s assets may be held in cash or cash equivalents.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the INCOME FUND.  The following principal risks could affect the value of your investment:

-	Interest Rate Risk—The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.
-
Call Risk—Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled.  This typically results when interest rates have declined, and the INCOME FUND will suffer from having to reinvest in lower-yielding bonds.

-	Credit Risk—An issuer of a fixed-income security may default on a security by failing to pay interest or principal when due.
-
Prepayment Risk—Prepayment risk relates to mortgages being prepaid at a rate different than projected.  The INCOME FUND may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

-
Foreign Securities Risk—The performance of the INCOME FUND’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

-
Options and Futures Risk—The hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by the INCOME FUND or if the strategy does not correlate well with the INCOME FUND’s investments. The risks associated with options and futures include possible default by the other party to the transaction, illiquidity and the risk that the use of options and futures could result in losses greater than if they had not been used.

new covenant income fund

-
Put and Call Option Risk—The value of call options tends to increase or decrease in the same direction as the price change of the securities underlying them, and the value of put options tends to increase or decrease in the opposite direction as the price change of the securities underlying them.

-
Government Securities Risk—Certain securities issued by agencies and instrumentalities of the U.S. Government in which the INCOME FUND may invest are backed by the full faith and credit of the U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S.  Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

-
Portfolio Turnover Risk—A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject a shareholder to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the INCOME FUND’s performance.

The INCOME FUND may be appropriate for investors who prefer a bond fund that invests in both corporate and U.S. Government securities; desire income to complement a portfolio of more aggressive investments; can tolerate performance that may vary from year to year; prefer a relatively conservative investment for income.

The INCOME FUND probably will not be suitable for you if you have a short-term investment horizon, are investing emergency reserve money, or are seeking high growth or maximum investment return.

Performance
The following performance information provides some indication of the risks of investing in the INCOME FUND. The bar chart shows changes in the INCOME FUND’s performance from year to year.  The table shows how the INCOME FUND’s average annual returns for 1-, 5- and 10-years and since inception compare with those of a broad measure of market performance.  Set forth below is certain past performance information for the INCOME FUND which includes the past performance for a privately-managed investment pool that was previously managed by the Presbyterian Church (U.S.A.) Foundation (the predecessor investment entity to the Fund’s Adviser) through June 30, 1999 (the “Common Trust Fund”), whose assets were transferred to the INCOME FUND on July 1, 1999 upon the establishment of the INCOME FUND. This private pool had investment objectives and policies in all material respects equivalent to those of the INCOME FUND and was managed subject to the same “manager of managers” investment style that is utilized by the INCOME FUND. This private pool was not subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) or the Internal Revenue Code of 1986, as amended (the “Code”), the limitations of which might have adversely affected performance results. The prior performance depicted for the private pool has been restated to reflect the imposition of the total expenses of the INCOME FUND for its initial fiscal year rather than the actual expenses of the private pool.  The INCOME FUND’s past performance, before and after taxes, is not necessarily an indication of how the INCOME FUND will perform in the future.  Updated performance information is available on the INCOME FUND’s website at www.NewCovenantFunds.com or by calling the INCOME FUND toll-free at 877-835-4531.

Annual Total Returns – Calendar Year
Prior to July 1, 1999, performance was that of the predecessor Common Trust Fund.

During the ten-year period ending December 31, 2008:	Best Quarter	3rd Quarter, 2003	4.38%
	Worst Quarter	3rd Quarter, 2008	-6.57%

new covenant income fund

The year-to-date total return for the INCOME FUND as of September 30, 2009 was ____%.

Average Annual Total Returns as of December 31, 2008 (1)
	One Year	Five Years	Ten Years
Return Before Taxes	-14.61%	-0.17%	2.78%
Return After Taxes on Distributions (2) (3)	-16.12%	-1.73%	N/A
Return After Taxes on Distributions and Sale of Fund Shares (2) (3)	-9.43%	-0.97%	N/A
Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.86%	4.43%	5.54%

(1)	The INCOME FUND is managed in the same manner that the predecessor Common Trust Fund was managed.

(2)
Standard after-tax returns are not provided for the ten-year and since inception periods as, prior to its conversion, the predecessor Common Trust Fund was not subject to the requirements of the 1940 Act and the Code and received different tax treatment than the INCOME FUND.

(3)
The INCOME FUND’s after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Please note that actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management
Investment Adviser.  One Compass Advisors is the INCOME FUND’s investment adviser.  Robert W. Baird & Co. Incorporated (“Baird”), EARNEST Partners, LLC (“EARNEST”) and Sterling Capital Management LLC (“Sterling”) serve as the INCOME FUND’s sub-advisers.

Portfolio Managers.  The following individuals serve as the INCOME FUND’s portfolio managers:

Portfolio Manager	Years of Service with the Fund	Primary Title
Baird
Mary Ellen Stanek, CFA	1	Managing Director and Chief Investment Officer
Gary A. Elfe, CFA	1	Managing Director and Senior Portfolio Manager
Charles B. Groeschell	1	Managing Director and Senior Portfolio Manager
Warren D. Pierson, CFA	1	Senior Vice President and Senior Portfolio Manager
Jay E. Schwister, CFA	1	Senior Vice President and Senior Portfolio Manager
Daniel A. Tranchita, CFA	1	Senior Vice President and Senior Portfolio Manager
EARNEST
Douglas S. Folk, CFA	1	Portfolio Manager
Sterling
Mark Montgomery	1	Managing Director, Senior Fixed Income Portfolio Manager

Purchase, Exchange, and Sale of Income Fund Shares
You may purchase or redeem INCOME FUND shares on any business day via mail (New Covenant Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 877-835-4531 or through approved selling agents or brokers.  You may exchange shares into another New Covenant Fund or into the New Covenant Treasury Obligations Fund by telephone or through account access online at www.NewCovenantFunds.com.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial and subsequent investment amounts are shown below, although the INCOME FUND may reduce or waive them in some cases.

Minimum Investments	To Open Your Account	To Add to Your Account	Automatic Investment Plan
All Accounts	$500	$100	$50

Tax Information
The INCOME FUND’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts or if you are a tax exempt organization.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the INCOME FUND through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the INCOME FUND and its related companies may pay the intermediary for the sale of INCOME FUND shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the INCOME FUND over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

new covenant balanced growth fund

Investment Objective
THE BALANCED GROWTH FUND’s investment objective is to produce capital appreciation with less risk than would be present in a portfolio of only common stocks.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Shareholder Services Fees(1)	0.25%
Other Expenses	0.13%
Acquired Fund Fees and Expenses (“AFFE”)(2)	1.01%
Total Annual Fund Operating Expenses	1.39%
Less: Expense Reimbursement(3)	-0.17%
Net Annual Fund Operating Expenses After Reimbursement	1.22%

(1)
The Shareholder Services Fees paid by the BALANCED GROWTH FUND are charged on a shareholder account basis; therefore, the overall impact to the BALANCED GROWTH FUND may be less than 0.25%.  During the most recent fiscal year, the cumulative impact to the BALANCED GROWTH FUND was 0.24%.

(2)
The Net Annual Fund Operating Expenses for the BALANCED GROWTH FUND do not correlate to the “Ratio of expenses to average net assets” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the BALANCED GROWTH FUND and does not include AFFE.

(3)
The Adviser has entered into an expense limitation agreement with respect to the BALANCED GROWTH FUND for the current fiscal year in which it has agreed to reimburse the BALANCED GROWTH FUND a portion of the Shareholder Services Fees (0.17% of average net assets) in order to limit the BALANCED GROWTH FUND’s Total Annual Operating Expenses.  The information in the table has been restated to reflect a change in the expense reimbursement effective July 1, 2009, as if it had been in effect during the previous fiscal year.

Example.  This example is intended to help you compare the cost of investing in the BALANCED GROWTH FUND with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year; all distributions are reinvested; and the BALANCED GROWTH FUND’s operating expenses remain the same (taking into account the expense reimbursement in the first year).  Although your actual costs may be higher or lower, based on the above assumptions, your costs for the BALANCED GROWTH FUND would be:

1 Year	3 Years	5 Years	10 Years
$123	$420	$739	$1,643

Portfolio Turnover.  The BALANCED GROWTH FUND pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when BALANCED GROWTH FUND shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the BALANCED GROWTH FUND’s performance.  During the most recent fiscal year, the BALANCED GROWTH FUND’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies
To pursue its objective, the BALANCED GROWTH FUND invests primarily in shares of the GROWTH FUND and the INCOME FUND, with a majority of its assets generally invested in shares of the GROWTH FUND.

Between 45% and 75% of the BALANCED GROWTH FUND’s assets (with a “neutral” position of approximately 60%) are invested in shares of the GROWTH FUND, with the balance of its assets invested in shares of the INCOME FUND.

The BALANCED GROWTH FUND will periodically rebalance its investments in the GROWTH FUND and the INCOME FUND, within the limits described above.  In implementing this rebalancing strategy, past and anticipated future performance of both the GROWTH FUND and the INCOME FUND are taken into account.  The allocation of investments made in the GROWTH FUND and the INCOME FUND varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed-income securities.  Because the BALANCED GROWTH FUND is a fund-of-funds, you will indirectly bear your proportionate share of any fees and expenses charged by the GROWTH FUND and the INCOME FUND.

new covenant balanced growth fund

The GROWTH FUND invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The GROWTH FUND generally invests in larger companies, although it may purchase securities of companies of any size, including small companies.  Up to 40% of the GROWTH FUND’s assets may be invested in securities of foreign issuers in any country, including developed or emerging markets.  Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.  The GROWTH FUND may also use put and call options and futures contracts for hedging purposes.

On occasion, up to 20% of the GROWTH FUND’s assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a sub-adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies.  The remainder of the GROWTH FUND’s assets may be held in cash or cash equivalents.

The INCOME FUND invests in corporate bonds.  The INCOME FUND also invests in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the FNMA and the FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury.  The INCOME FUND may also invest, to a lesser extent, in bonds of international corporations or foreign governments.  In addition, the INCOME FUND invests in mortgage-backed and asset-backed securities.  The INCOME FUND may also use put and call options and futures contracts for hedging purposes.  The INCOME FUND may also invest up to 20% of its assets in commercial paper and up to 40% of its assets in fixed income securities of foreign issuers in any country, including developed or emerging markets.  The remainder of the INCOME FUND’s assets may be held in cash or cash equivalents.

The GROWTH FUND and the INCOME FUND, in which the BALANCED GROWTH FUND invests, make investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).  Therefore, the GROWTH FUND and the INCOME FUND may choose to sell or not to purchase or retain investments otherwise consistent with their investment objectives.

The remainder of the BALANCED GROWTH FUND’s assets may be held in cash or cash equivalents.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the BALANCED GROWTH FUND.  The following principal risks could affect the value of your investment:
-
Stock Market Risk—Prices of securities held by the BALANCED GROWTH FUND may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the BALANCED GROWTH FUND.

-
Small Company Risk—Small companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies.  The prices of small company stocks tend to rise and fall in value more than other stocks.

-
Foreign Securities Risk—The performance of the BALANCED GROWTH FUND’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

-
Emerging Markets Risk—Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

new covenant balanced growth fund

-	Interest Rate Risk—The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.
-	Credit Risk—An issuer of a fixed-income security may default on a security by failing to pay interest or principal when due.
-
Call Risk—Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled.  This typically results when interest rates have declined, and the BALANCED GROWTH FUND will suffer from having to reinvest in lower-yielding bonds.

-
Prepayment Risk—Prepayment risk relates to mortgages being prepaid at a rate different than projected.  The BALANCED GROWTH FUND may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

-
Options and Futures Risk—The hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by the BALANCED GROWTH FUND or if the strategy does not correlate well with the BALANCED GROWTH FUND’s investments.  The risks associated with options and futures include possible default by the other party to the transaction, illiquidity and the risk that the use of options and futures could result in losses greater than if they had not been used.

-
Put and Call Option Risk—The value of call options tends to increase or decrease in the same direction as the price change of the securities underlying them, and the value of put options tends to increase or decrease in the opposite direction as the price change of the securities underlying them.

-
Government Securities Risk—Certain securities issued by agencies and instrumentalities of the U.S. Government in which the BALANCED GROWTH FUND may invest are backed by the full faith and credit of the U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

-
Rebalancing Risk—Rebalancing activities, while undertaken to maintain the BALANCED GROWTH FUND’s investment risk-to-reward ratio, may cause the BALANCED GROWTH FUND to underperform other funds with similar investment objectives.

The BALANCED GROWTH FUND may be appropriate for investors who prefer a balanced investment program that allocates assets between growth and income portfolios, with an emphasis on growth; can tolerate the level of risk represented by the common stock portion of the portfolio allocation; can tolerate performance that will vary from year to year; and have a longer-term investment horizon. The BALANCED GROWTH FUND probably will not be suitable for you if you have a short-term investment horizon, are investing emergency reserve money, desire only income or prefer to avoid an investment that may fluctuate in value.

Performance
The following performance information provides some indication of the risks of investing in the BALANCED GROWTH FUND.  The bar chart shows changes in the BALANCED GROWTH FUND’s performance from year to year.  The table shows how the BALANCED GROWTH FUND’s average annual returns for 1-, 5- and 10-years and since inception compare with those of broad measures of market performance.  Set forth below is certain past performance information for the BALANCED GROWTH FUND which includes the past performance for a privately-managed investment pool that was previously managed by the Presbyterian Church (U.S.A.) Foundation (the predecessor investment entity to the Fund’s Adviser) through June 30, 1999 (the “Common Trust Fund”), whose assets were transferred to the BALANCED GROWTH FUND on July 1, 1999 upon the establishment of the BALANCED GROWTH FUND. This private pool had investment objectives and policies in all material respects equivalent to those of the BALANCED GROWTH FUND and was managed subject to the same “manager of managers” investment style that is utilized by the BALANCED GROWTH FUND. This private pool was not subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) or the Internal Revenue Code of 1986, as amended (the “Code”), the limitations of which might have adversely affected performance results. The prior performance depicted for the private pool has been restated to reflect the imposition of the total expenses of the BALANCED GROWTH FUND for its initial fiscal year rather than the actual expenses of the private pool.  The BALANCED GROWTH FUND’s past performance, before and after taxes, is not necessarily an indication of how the BALANCED GROWTH FUND will perform in the future.  Updated performance information is available on the BALANCED GROWTH FUND’s website at www.NewCovenantFunds.com or by calling the BALANCED GROWTH FUND toll-free at 877-835-4531.

new covenant balanced growth fund

Annual Total Returns – Calendar Year
Prior to July 1, 1999, performance was that of the predecessor Common Trust Fund.

During the ten-year period ending December 31, 2008:	Best Quarter	2nd Quarter, 2003	10.22%
	Worst Quarter	4th Quarter, 2008	-15.80%

The year-to-date total return for the BALANCED GROWTH FUND as of September 30, 2009 was ____%.

Average Annual Total Returns as of December 31, 2008(1)

	One Year	Five Years	Ten Years
Return Before Taxes	-29.86%	-1.61%	0.42%
Return After Taxes on Distributions (2) (3)	-30.59%	-2.33%	N/A
Return After Taxes on Distributions and Sale of Fund Shares (2) (3)	-19.18%	-1.69%	N/A
S & P 500® Index (reflects no deduction for fees, expenses or taxes)	-37.00%	-2.19%	-1.38%
Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.86%	4.43%	5.54%
Blended S&P 500® Index / Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-22.17%	0.62%	1.64%

(1)	The BALANCED GROWTH FUND is managed in the same manner that the predecessor Common Trust Fund was managed.

(2)
Standard after-tax returns are not provided for the ten-year and since inception periods as, prior to its conversion, the predecessor Common Trust Fund was not subject to the requirements of the 1940 Act and the Code and received different tax treatment than the BALANCED GROWTH FUND.

(3)
The BALANCED GROWTH FUND’s after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Please note that actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Also note that after-tax returns shown are not relevant to investors who hold their BALANCED GROWTH FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management
Investment Adviser.  One Compass Advisors is the BALANCED GROWTH FUND’s investment adviser.  There are no portfolio managers for the BALANCED GROWTH FUND; however, the Adviser oversees the BALANCED GROWTH FUND’s allocations and rebalancings, as necessary.

Purchase, Exchange, and Sale of Balanced Growth Fund Shares
You may purchase or redeem BALANCED GROWTH FUND shares on any business day via mail (New Covenant Balanced Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 877-835-4531 or through approved selling agents or brokers.  You may exchange shares into another New Covenant Fund or into the New Covenant Treasury Obligations Fund by telephone or through account access online at www.NewCovenantFunds.com.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial and subsequent investment amounts are shown below, although the BALANCED GROWTH FUND may reduce or waive them in some cases.

new covenant balanced growth fund

Minimum Investments	To Open Your Account	To Add to Your Account	Automatic Investment Plan
All Accounts	$500	$100	$50

Tax Information
The BALANCED GROWTH FUND’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts or if you are a tax exempt organization.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the BALANCED GROWTH FUND through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the BALANCED GROWTH FUND and its related companies may pay the intermediary for the sale of BALANCED GROWTH FUND shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the BALANCED GROWTH FUND over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

new covenant balanced income fund

Investment Objective
The BALANCED INCOME FUND’s investment objective is to produce current income and long-term growth of capital.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Shareholder Services Fees(1)	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses (“AFFE”)(2)	0.93%
Total Annual Fund Operating Expenses	1.34%
Less: Expense Reimbursement(3)	-0.17%
Net Annual Fund Operating Expenses After Reimbursement	1.17%

(1)
The Shareholder Services Fees paid by the BALANCED INCOME FUND are charged on a shareholder account basis; therefore, the overall impact to a Fund may be less than 0.25%. During the most recent fiscal year, the cumulative impact to the BALANCED INCOME FUND was 0.24%.

(2)
The Net Annual Fund Operating Expenses for the Fund do not correlate to the “Ratio of expenses to average net assets” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include AFFE.

(3)
The Adviser has entered into an expense limitation agreement with respect to the BALANCED INCOME FUND for the current fiscal year in which it has agreed to reimburse the BALANCED INCOME FUND a portion of the Shareholder Services Fees (0.17% of average net assets) in order to limit the BALANCED INCOME FUND’s Total Annual Operating Expenses.  The information in the table has been restated to reflect a change in the expense reimbursement effective July 1, 2009, as if it had been in effect during the previous fiscal year.

Example.  This example is intended to help you compare the cost of investing in the BALANCED INCOME FUND with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year; all distributions are reinvested; and the BALANCED INCOME FUND’s operating expenses remain the same (taking into account the expense reimbursement in the first year).  Although your actual costs may be higher or lower, based on the above assumptions, your costs for the BALANCED INCOME FUND would be:

1 Year	3 Years	5 Years	10 Years
$121	$414	$728	$1,620

Portfolio Turnover.  The BALANCED INCOME FUND pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the BALANCED INCOME FUND’s performance.  During the most recent fiscal year, the BALANCED INCOME FUND’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies
To pursue its objective, the BALANCED INCOME FUND invests primarily in shares of the GROWTH FUND and the INCOME FUND, with a majority of its assets generally invested in shares of the INCOME FUND.

Between 50% and 75% of the BALANCED INCOME FUND’s assets (with a “neutral” position of approximately 65%) are invested in shares of the INCOME FUND, with the balance of its assets invested in shares of the GROWTH FUND.

The BALANCED INCOME FUND will periodically rebalance its investments in the GROWTH FUND and the INCOME FUND, within the limits described above.  In implementing this rebalancing strategy, past and anticipated future performance of both the GROWTH FUND and the INCOME FUND are taken into account.  The allocation of investments made in the GROWTH FUND and the INCOME FUND varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed-income securities.  Because the BALANCED INCOME FUND is a fund-of-funds, you will indirectly bear your proportionate share of any fees and expenses charged by the GROWTH FUND and the INCOME FUND.

new covenant balanced income fund

The INCOME FUND invests in corporate bonds.  The INCOME FUND also invests in securities issued or guaranteed by the U.S. Government or one of its agencies and instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the FNMA and the FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury.  The INCOME FUND may also invest, to a lesser extent, in bonds of international corporations or foreign governments.  In addition, the INCOME FUND invests in mortgage-backed and asset-backed securities.  The INCOME FUND may also use put and call options and futures contracts for hedging purposes. The INCOME FUND may also invest up to 20% of its assets in commercial paper and up to 40% of its assets in fixed income securities of foreign issuers in any country including developed or emerging markets.  The remainder of the INCOME FUND’s assets may be held in cash or cash equivalents.

The GROWTH FUND invests in common stocks and other equity securities of companies of all sizes, domestic and foreign.  The GROWTH FUND generally invests in larger companies, although it may purchase securities of companies of any size, including small companies.  Up to 40% of the GROWTH FUND’s assets may be invested in securities of foreign issuers in any country, including developed or emerging markets.  Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.  The GROWTH FUND may also use put and call options and futures contracts.

On occasion, up to 20% of the GROWTH FUND’s assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a sub-adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies.  The remainder of the GROWTH FUND’s assets may be held in cash or cash equivalents.

The GROWTH FUND and the INCOME FUND, in which the BALANCED INCOME FUND invests, make investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).  Therefore, the GROWTH FUND and the INCOME FUND may choose to sell or not to purchase or retain investments otherwise consistent with their investment objectives.

The remainder of the BALANCED INCOME FUND’s assets may be held in cash or cash equivalents.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the BALANCED INCOME FUND.  The following principal risks could affect the value of your investment:
-	Interest Rate Risk—The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.
-
Call Risk—Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled.  This typically results when interest rates have declined, and the BALANCED INCOME FUND will suffer from having to reinvest in lower-yielding bonds.

-	Credit Risk—An issuer of a fixed-income security may default on a security by failing to pay interest or principal when due.
-
Prepayment Risk—Prepayment risk relates to mortgages being prepaid at a rate different than projected.  The BALANCED INCOME FUND may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

-
Foreign Securities Risk—The performance of the BALANCED INCOME FUND’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

new covenant balanced income fund

-
Emerging Markets Risk—Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

-
Options and Futures Risk—The hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by the BALANCED INCOME FUND or if the strategy does not correlate well with the BALANCED INCOME FUND’s investments. The risks associated with options and futures include possible default by the other party to the transaction, illiquidity and the risk that the use of options and futures could result in losses greater than if they had not been used.

-
Put and Call Option Risk—The value of call options tends to increase or decrease in the same direction as the price change of the securities underlying them, and the value of put options tends to increase or decrease in the opposite direction as the price change of the securities underlying them.

-
Stock Market Risk—Prices of securities held by the BALANCED INCOME FUND may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the BALANCED INCOME FUND.

-
Small Company Risk—Small companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies.  The prices of small company stocks tend to rise and fall in value more than other stocks.

-
Government Securities Risk—Certain securities issued by agencies and instrumentalities of the U.S. Government in which the BALANCED INCOME FUND may invest are backed by the full faith and credit of the U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

-
Rebalancing Risk—Rebalancing activities, while undertaken to maintain the BALANCED INCOME FUND’s investment risk-to-reward ratio, may cause the BALANCED INCOME FUND to underperform other funds with similar investment objectives.

The BALANCED INCOME FUND may be appropriate for investors who prefer a balanced investment program that allocates assets between growth and income portfolios, with an emphasis on income; prefer that half or more of the portfolio be income-producing securities; can tolerate performance that will vary from year to year; have a longer-term investment horizon.

Performance
The following performance information provides some indication of the risks of investing in the BALANCED INCOME FUND.  The bar chart shows changes in the BALANCED INCOME FUND’s performance from year to year.  The table shows how the BALANCED INCOME FUND’s average annual returns for 1-, 5- and 10-years and since inception compare with those of a broad measure of market performance.  Set forth below is certain past performance information for the BALANCED INCOME FUND which includes the past performance for a privately-managed investment pool that was previously managed by the Presbyterian Church (U.S.A.) Foundation (the predecessor investment entity to the Fund’s Adviser) through June 30, 1999 (the “Common Trust Fund”), whose assets were transferred to the BALANCED INCOME FUND on July 1, 1999 upon the establishment of the BALANCED INCOME FUND. This private pool had investment objectives and policies in all material respects equivalent to those of the BALANCED INCOME FUND and was managed subject to the same “manager of managers” investment style that is utilized by the BALANCED INCOME FUND. This private pool was not subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”) or the Internal Revenue Code of 1986, as amended (the “Code”), the limitations of which might have adversely affected performance results. The prior performance depicted for the private pool has been restated to reflect the imposition of the total expenses of the BALANCED INCOME FUND for its initial fiscal year rather than the actual expenses of the private pool.  The BALANCED INCOME FUND’S PAST PERFORMANCE, before and after taxes, is not necessarily an indication of how the BALANCED INCOME FUND will perform in the future.  Updated performance information is available on the BALANCED INCOME FUND’s website at www.NewCovenantFunds.com or by calling the BALANCED INCOME FUND toll-free at 877-835-4531.

new covenant balanced income fund

Annual Total Returns – Calendar Year
Prior to July 1, 1999, performance was that of the predecessor Common Trust Fund.

During the ten-year period ending December 31, 2008:	Best Quarter	2nd Quarter, 2003	6.93%
	Worst Quarter	4th Quarter, 2008	-11.54%

The year-to-date total return for the BALANCED INCOME FUND as of September 30, 2009 was ____%.

Average Annual Total Returns as of December 31, 2008 (1)
	One Year	Five Years	Ten Years
Return Before Taxes	-23.69%	-0.92%	1.46%
Return After Taxes on Distributions (2) (3)	-24.59%	-1.91%	N/A
Return After Taxes on Distributions and Sale of Fund Shares (2) (3)	-15.32%	-1.28%	N/A
S & P 500® Index (reflects no deduction for fees, expenses or taxes)	-37.00%	-2.19%	-1.38%
Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.86%	4.43%	5.54%
Blended S&P 500® / Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-11.64%	2.27%	3.36%

(1)	The BALANCED INCOME FUND is managed in the same manner that the predecessor Common Trust Fund was managed.

(2)
Standard after-tax returns are not provided for the ten-year and since inception periods as, prior to its conversion, the predecessor Common Trust Fund was not subject to the requirements of the 1940 Act and the Code and received different tax treatment than the BALANCED INCOME FUND.

(3)
The BALANCED INCOME FUND’s after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Please note that actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Also note that after-tax returns shown are not relevant to investors who hold their BALANCED INCOME FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management
Investment Adviser.  One Compass Advisors is the BALANCED INCOME FUND’s investment adviser.  There are no portfolio managers for the BALANCED INCOME FUND; however, the Adviser oversees the BALANCED INCOME FUND’s allocations and rebalancings, as necessary.

Purchase, Exchange, and Sale of Balanced Income Fund Shares
You may purchase or redeem BALANCED INCOME FUND shares on any business day via mail (New Covenant Balanced Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 877-835-4531 or through approved selling agents or brokers.  You may exchange shares into another New Covenant Fund or into the New Covenant Treasury Obligations Fund by telephone or through account access online at www.NewCovenantFunds.com.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial and subsequent investment amounts are shown below, although the BALANCED INCOME FUND may reduce or waive them in some cases.

new covenant balanced income fund

Minimum Investments	To Open Your Account	To Add to Your Account	Automatic Investment Plan
All Accounts	$500	$100	$50

Tax Information
The BALANCED INCOME FUND’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-deferred vehicles such as 401(k) plans or IRAs may be taxed upon withdrawal of assets from those accounts or if you are a tax exempt organization.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the BALANCED INCOME FUND through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the BALANCED INCOME FUND and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the BALANCED INCOME FUND over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

principal strategies, other policies and risks

New Covenant Funds (the “Trust”) has been organized with participation from the Presbyterian Church (U.S.A.) Foundation (the “Foundation”) to facilitate responsible financial management of the investment and endowment assets of the Presbyterian Church (U.S.A.) and of charitable organizations that are part of or associated with the Presbyterian Church (U.S.A.).  The Foundation is a charitable, religious organization that supports the mission of the Presbyterian Church (U.S.A.).  The Trust may also serve the investment needs of certain other charitable or religious organizations, including organizations that are part of a religious denomination with which the Presbyterian Church (U.S.A.) has a relationship.  The investment needs of other ecumenical and charitable organizations may also be met.  Shares of the Trust’s four separate investment portfolios (each a “Fund,” together, the “Funds”) may also be purchased by individual investors other than religious or charitable organizations, including members of the Presbyterian Church (U.S.A.).

In addition to its objective and strategies, each of the Funds has the common objective of making investments consistent with social-witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.).  These principles may evolve over time and currently include, among others, certain limitations on investments in military contractors and tobacco companies.  The Funds may also limit investments in distillers of alcoholic beverages, gambling companies, manufacturers of gambling equipment and manufacturers of firearms and certain companies that do not include human rights as part of their business model.  The Funds may choose to sell otherwise profitable investments in companies which have been identified as being in conflict with the established social-witness principles of the Presbyterian Church (U.S.A.).  Beyond these principles, each Fund pursues a different investment objective and strategies.  You should carefully consider the objective and strategies of a Fund before deciding to invest.  Additional information regarding the process that is followed for determining permissible investments for the Funds that are consistent with the social-witness principles of the General Assembly of the Presbyterian Church (U.S.A.) is included in the Statement of Additional Information (“SAI”) under the section “Description of Investments and Risks.”

The GROWTH FUND and the INCOME FUND have a number of non-fundamental policies and procedures intended to reduce the risks borne by their investors.  These policies and procedures should also reduce the risks borne by investors in the BALANCED FUNDS because they invest exclusively in shares of the GROWTH FUND and the INCOME FUND.  Although the Funds intend to reduce risk, an investor in the Funds may still lose money.

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Each Fund invests principally in U.S. issuers, but also may invest in geographically diverse foreign and international companies.  This policy may reduce the effect on the Fund of adverse events affecting particular nations or regions.  If a Fund holds a position in securities priced in non-U.S. currency, it may engage in hedging transactions to reduce currency risk.

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When market conditions threatening a Fund’s ability to achieve its investment objective appear imminent, the Fund may take a temporary defensive position designed to reduce risk, even though such a temporary position would be inconsistent with the Fund’s customary strategies.  For example, the GROWTH FUND may increase its bond and cash equivalent holdings and the INCOME FUND may increase its cash equivalent holdings.

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Within the GROWTH FUND and the INCOME FUND, each sub-adviser pursues the Fund’s objective through its own investment strategy.  Since any investment strategy has its strengths and weaknesses, depending on market conditions, the use of multiple strategies is intended to reduce the effect of changing market conditions on Fund performance.

principal strategies, other policies and risks

Each Fund’s investment objective is fundamental, which means that it may not be changed without a shareholder vote.  All investment policies of each Fund that are not specifically identified as fundamental may be changed by the Board of Trustees without approval of Fund shareholders. Each of the Fund’s portfolio securities and investment practices offers certain opportunities and carries various risks.  Major investment strategies and risk factors are outlined in the front of the Prospectus.  Below are brief descriptions of other securities and practices, along with their risks, which apply to the GROWTH FUND and the INCOME FUND.

Social-Witness Principles: Since the Funds have made investing consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.) one of their investment policies, they may choose not to make, or to divest, investments otherwise consistent with their individual investment objectives.  This means that there is a risk that a Fund may underperform other similar mutual funds that do not consider social-witness principles in their investing.

Investment Techniques: To a limited extent, the GROWTH FUND and the INCOME FUND may engage in securities lending arrangements, repurchase agreement transactions, and may hold certain derivative securities, principally put and call options, for hedging purposes.  The Funds pursue these activities to reduce volatility, lower costs, and to seek to marginally increase their investment returns, but these activities also may increase a Fund’s risks, as noted below.

Put and Call Options: A call or put may be purchased only if, after the purchase, the value of all call and put options held by a Fund will not exceed 20% of the Fund’s total assets.

Securities Lending:  There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.  In addition, invested collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the collateral.

When-Issued Securities: A Fund may invest in securities prior to their date of issue.  These securities could rise or fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Repurchase Agreements: A Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Mortgage-Backed Securities: These securities, which represent interests in pools of mortgages, may offer attractive yields but generally carry additional risks. The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity.  When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid.  The Fund would then have to reinvest the money at a lower rate.

Asset-Backed Securities: These securities represent interests in pools of debt such as credit-card accounts.  The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Real Estate Investment Trusts (REITs): Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes, and variations in rental income.  Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended.  REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger-company securities.

Investment Grade Securities: There are four categories that are referred to as “investment grade.”  These are the four highest credit ratings or categories as defined by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation.  Securities in the fourth investment grade are considered to have speculative characteristics.

principal strategies, other policies and risks

Non-Investment Grade Securities: The INCOME FUND may invest in securities rated below investment grade.  These securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.  They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal.  The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities.  In addition, lower-rated securities tend to be less marketable than higher-quality securities because the market for them may not be as broad or active.  The lack of a liquid secondary market may have an adverse effect on market price and the Fund’s ability to sell particular securities rated below investment grade.

Illiquid Securities: Each Fund may invest up to 15% of its net assets in illiquid investments.  An illiquid investment is a security or other position that cannot be disposed of quickly (generally within seven days) in the normal course of business at approximately its carrying value.  The percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers.

Defensive Investing: A Fund may, from time to time, take a temporary defensive position that is inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. When a Fund takes a temporary defensive position, it may not achieve its stated investment objective.  A principal defensive investment position would be the purchase of cash equivalents.

Investments in other Investment Companies:
The BALANCED GROWTH FUND and BALANCED INCOME FUND, by investing primarily in shares of the GROWTH FUND and the INCOME FUND, indirectly pay a portion of the operating expenses, management expenses and brokerage costs of such companies as well as their own operating expenses.  Thus, shareholders of the BALANCED GROWTH FUND and BALANCED INCOME FUND may indirectly pay slightly higher total operating expenses and other costs than they would pay by owning shares of the underlying Funds directly.  The GROWTH FUND and INCOME FUND may invest in shares of other investment companies, subject to certain provisions of federal securities laws.  These Funds may invest in other investment companies for a variety of reasons such as, without limitation, to manage cash, to seek current income, to gain exposure to investments in particular sectors, industries or countries.  To the extent that the Funds invest in other investment companies, the Funds will indirectly bear their proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by certain of the investment companies in which they invest.

Description of Principal Risks

All investments involve some type and level of risk.  Risk is the possibility that you will lose money or not make any additional money by investing in the Funds.  The Funds cannot be certain that they will achieve their investment objectives.  An investment in any of the Funds is not a deposit with New Covenant Trust Company, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Before you invest, please make sure that you have read and understand the risk factors that apply to the specific Fund in which are you are investing.

For all Funds, there is the risk that the Fund will underperform other similar mutual funds that do not consider social-witness principles in their investing.

The following are the risks associated with an investment in the specified Funds.

Stock Market Risk —Growth Fund, Balanced Growth Fund, Balanced Income Fund: Prices of securities held by a Fund may fall due to various conditions or circumstances that may be unpredictable.  Stock prices generally fall or stagnate when interest rates rise.  Stock prices in general rise and fall as a result of investors’ perceptions of the market as a whole.  The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the Funds.

Small Company Risk —Growth Fund, Balanced Growth Fund, Balanced Income Fund: Small companies may have limited product lines, markets or financial resources.  Their securities may trade less frequently and in more limited volume than securities of larger, more established companies.  The prices of small company stocks tend to rise and fall in value more than other stocks.

principal strategies, other policies and risks

Foreign Securities Risk — All Funds: The performance of a Fund’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates.  These risks are present because of uncertainty in future exchange rates back into U.S. dollars, and possible political instability, which could affect foreign financial markets and local economies.  There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Emerging Markets Risk — Growth Fund, Balanced Growth Fund, Balanced Income Fund: Emerging-market securities bear all of the foreign securities risks discussed above.  In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets.  Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

Interest Rate Risk — All Funds: The market value of bonds generally declines when interest rates rise.  This risk is greater for bonds with longer maturities.

Credit Risk —All Funds: An issuer of a fixed-income security may default on a security by failing to pay interest or principal when due.

Call Risk —Income Fund, Balanced Growth Fund, Balanced Income Fund: Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled.  This typically results when interest rates have declined, and the Fund will suffer from having to reinvest in lower-yielding bonds.

Prepayment Risk —Income Fund, Balanced Growth Fund, Balanced Income Fund: Prepayment risk applies when a Fund invests in mortgage-backed securities.  Prepayment risk relates to mortgages being prepaid at a rate different than projected.  The Fund may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

Options and Futures Risk —All Funds: The Funds may use futures and options on futures for hedging purposes only.  The hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by the Funds or if the strategy does not correlate well with a Fund’s investments.  The use of futures and options on futures may produce a loss for the Fund, even when used only for hedging purposes.  The risks associated with options and futures include possible default by the other party to the transaction, illiquidity and the risk that the use of options and futures could result in losses greater than if they had not been used.

Put and Call Option Risk —All Funds: The value of call options tends to increase or decrease in the same direction as the price change of the securities underlying them, and the value of put options tends to increase or decrease in the opposite direction as the price change of the securities underlying them.  However, because these options can be purchased for a fraction of the cost of the underlying securities, their price changes can be very large in relation to the amount invested in them.  This means that options are volatile investments.  As a result, options are riskier investments than the securities underlying them.

Government Securities Risk — Income Fund, Balanced Growth Fund, Balanced Income Fund: Certain securities issued by agencies and instrumentalities of the U.S. Government in which the Funds may invest are backed by the full faith and credit of the U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the conservator of the Federal Home Loan Mortgage Corporation and the FNMA for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

principal strategies, other policies and risks

Rebalancing Risk — Balanced Growth Fund, Balanced Income Fund: Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives.  For the BALANCED GROWTH FUND, it is possible, after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments.  For the BALANCED INCOME FUND, it is possible, after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments.  The performance of the BALANCED GROWTH FUND and the BALANCED INCOME FUND depends on the performance of the underlying funds in which they invest.

Portfolio Turnover Risk — All Funds:  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject a shareholder to a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.  A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect a Fund’s performance.  The INCOME FUND’S annual portfolio turnover rate is expected to be greater than 100%.
   PERFORMANCE
PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

management of the funds

The Adviser
One Compass Advisors, 200 East Twelfth Street, Jeffersonville, Indiana 47130, serves as the investment adviser to the Trust.  The Adviser is a separate division of New Covenant Trust Company, N.A. responsible for the investment management of registered investment companies, such as the Trust.

The Adviser acts as a “manager of managers” for the Funds and selects and retains various sub-advisers (the “Sub-Advisers”) who manage portions of the assets of the GROWTH FUND and the INCOME FUND that are allocated to them by the Adviser.  The Sub-Advisers employ portfolio managers to make the day-to-day investment decisions regarding each Fund’s portfolio holdings.  The Adviser oversees the investment activities and performance of the Sub-Advisers and it maintains an investment committee that assists with this oversight process.

Under terms of the advisory agreements between the Adviser and the Trust, the Adviser is responsible for formulating each Fund’s investment program, subject to each Fund’s investment policies.  The advisory fees paid to the Adviser by these Funds are used to pay the fees of the Sub-Advisers.  The Adviser is not paid an advisory fee for the BALANCED FUNDS.  For its services during the fiscal year ended June 30, 2009, the Adviser received, net of waivers, 0.81% and 0.59% of the average daily net assets of the GROWTH FUND and the INCOME FUND, respectively.

The Adviser is responsible for allocating the assets of the GROWTH FUND and the INCOME FUND among the Sub-Advisers, and for monitoring and evaluating the investment programs and performance of the Sub-Advisers. The Adviser is also responsible for periodically rebalancing the investments of the BALANCED FUNDS between the GROWTH FUND and the INCOME FUND.  The Adviser also furnishes corporate offices, provides office space, services and equipment, and supervises all matters relating to the Funds’ investment activities.  The fees paid to the Sub-Advisers are paid directly by the Adviser and are not a further expense of the Funds.

The Securities and Exchange Commission (the “SEC”) has granted the Trust an exemptive order that permits the Adviser, subject to the approval of the Board of Trustees, to engage and terminate Sub-Advisers without shareholder approval.  In the event that there is a change in any of the Sub-Advisers to the Funds, shareholders will receive information about the change and about any new Sub-Advisers selected.  While shareholders are not permitted to vote on the selection of new Sub-Advisers, they retain the right to vote on any material change to the Adviser.

A discussion regarding the basis for the Trust’s Board of Trustees approving the advisory contracts between the Trust and the Adviser and the Adviser and each GROWTH FUND Sub-Adviser is available in the Funds’ annual report to shareholders for the period ended June 30, 2009. A discussion regarding the basis for the Trust’s Board of Trustees approving the advisory contracts between the Adviser and each INCOME FUND Sub- Adviser is available in the Funds’ semi-annual report to shareholders for the period ended December 31, 2008.

The Sub-Advisers
Each Sub-Adviser is responsible for the selection and management of portfolio investments for its segment of a particular Fund on a day-to-day basis, in accordance with that Fund’s investment objective and policies and under the supervision of the Adviser.  Allocation of assets to each Sub-Adviser is made at the discretion of the Adviser.  The Sub-Advisers place purchase and sell orders for portfolio transactions in the Funds, subject to the general oversight of the Adviser.

The following organizations act as Sub-Advisers to the Funds:

SUB-ADVISERS FOR THE GROWTH FUND

Capital Guardian Trust Company
Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, California 90071, is a state chartered trust company, which was founded in 1968 and is a registered investment adviser.  The parent company is Capital Group International, Inc., which itself is wholly-owned by The Capital Group Companies, Inc., an employee-owned organization.  In its approach to international investing, Capital Guardian is an active manager that utilizes a bottom-up approach to managing assets.  With a basic investment philosophy of seeking attractively priced securities that represent good long-term investment opportunities, Capital Guardian emphasizes fundamental research and relies upon its own financial analysis.

management of the funds

Capital Guardian uses a multiple portfolio manager system in managing the GROWTH FUND’s assets.  Under this approach, the assets of the GROWTH FUND allocated to Capital Guardian are divided into segments managed by individual managers. Each manager’s role is to decide how their respective segment will be invested by selecting securities within the limits provided by the GROWTH FUND’s objectives and policies.  Capital Guardian’s investment committee oversees this process.  In addition, Capital Guardian’s investment analysts also may make investment decisions with respect to a portion of the GROWTH FUND’s portfolio.  Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

David I. Fisher is Chairman of the Board of Capital Guardian.  He has been with Capital Guardian for over 39 years and has been a portfolio manager for at least the past 5 years.

Richard N. Havas is Senior Vice President of Capital International, Inc., an affiliate of Capital Guardian.  He has been with Capital Guardian for over 22 years and has been a portfolio manager for at least the past 5 years.

Victor D. Kohn is President and Director of Capital International, Inc., an affiliate of Capital Guardian.  He has been with Capital Guardian for over 23 years and has been a portfolio manager for at least the past 5 years.

Nancy J. Kyle is Vice Chairman of Capital Guardian. She has been with Capital Guardian for over 18 years and has been a portfolio manager for at least the past 5 years.

Roger J. Mortimer is Vice President of Capital Guardian.  He has been with Capital Guardian for over 4 years.  Prior to that, he was with AIM Funds Management, Inc. for over 8 years and has been a portfolio manager for at least the past 4 years.

Lionel M. Sauvage is Director and Senior Vice President of Capital Guardian.  He has been with Capital Guardian for over 21 years and has been a portfolio manager for at least the past 5 years.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

Santa Barbara Asset Management, LLC
Santa Barbara Asset Management, LLC, located at 200 East Carrillo, Suite 300, Santa Barbara, California 93101, is a California corporation and is a registered investment adviser. Santa Barbara is a wholly-owned subsidiary of Nuveen Investments, Inc., which in turn is a wholly-owned subsidiary of Madison Dearborn Partners, LLC.  Santa Barbara uses quantitative and qualitative screens to narrow a universe of approximately 5,000 companies to a more manageable level for further extensive due diligence and research. Specifically, Santa Barbara focuses on companies with above average growth that is sustainable over long periods of time. Santa Barbara seeks to own companies that have shown steady, consistent growth in revenues, earnings and cash flow that build equity valuation.

Michael G. Mayfield joined Santa Barbara in 1995 from NatWest Markets in New York, where he led the structuring and initial funding for The Scudder Latin American Trust for Independent Power.  Mr. Mayfield was also with Drexel Burnham Lambert where he founded and managed Drexel’s Special Equity Transaction Department.  Mr. Mayfield has been the portfolio manager for the assets of the GROWTH FUND managed by Santa Barbara since 2005.  Mr. Mayfield is the Chief Executive Officer and Chief Investment Officer of, and a portfolio manager for, Santa Barbara and has been an investment professional with the firm since 1995.  He earned a B.S. degree in Business Administration/Finance and Business Economics from the University of Southern California in 1984.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

management of the funds

Sound Shore Management, Inc.
Sound Shore Management, Inc., 8 Sound Shore Drive, Greenwich, Connecticut 06830, was founded in 1978 and is wholly-owned by its principals and manages investment accounts for large corporate pension plans, foundations and endowment funds.  Sound Shore utilizes a consistent and disciplined value-oriented investment strategy when selecting portfolio holdings and generally seeks out stocks that have favorable value to price characteristics relative to their historic valuations.  Pursuant to this value-oriented approach, Sound Shore generally selects securities based on its judgment of fundamental value.  Factors deemed particularly relevant in determining fundamental value include corporate earnings performance and expectations, historic price and earnings relationships, balance sheet characteristics and perceived management skills.  When Sound Shore determines that a portfolio holding has lost its perceived value relative to other similar investments and investment alternatives, the holding will be sold.

Harry Burn, III, CFA and T. Gibbs Kane, Jr., CFA, co-owners and founders of Sound Shore, serve as co-managers with John P. DeGulis of that portion of the GROWTH FUND’s assets that are allocated to Sound Shore. Mr. Burn, Mr. Kane and Mr. DeGulis share responsibility for the management of the GROWTH FUND’s assets allocated to Sound Shore equally.  Mr. Burn, Mr. Kane and Mr. DeGulis have been portfolio managers for the GROWTH FUND’s assets allocated to Sound Shore since 2001.  Mr. Burn is Chairman and Director of Sound Shore.  He received his B.A. and M.B.A. from the University of Virginia. Mr. Kane is President and Director of Sound Shore.  He received his B.S.E. from the University of Pennsylvania Wharton School.  Mr. DeGulis received a B.A. from Northwestern University and his M.B.A. from Columbia Business School. Both Messrs. Burn and Kane have been with Sound Shore since its inception; Mr. DeGulis joined Sound Shore in 1996.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

TimesSquare Capital Management, LLC
TimesSquare Capital Management, LLC is located at 1177 Avenue of Americas, 39th Floor, New York, New York 10036.  TimesSquare is owned by its senior executives and Affiliated Managers Group, Inc., which is a publicly traded asset management holding company.  TimesSquare provides investment management services for investment companies, individuals and institutional clients, including pension and profit sharing plans.

Grant Babyak is Chief Executive Officer, Managing Director and Senior Portfolio Manager in TimesSquare’s growth equity group and has been a portfolio manager of the GROWTH FUND since April 2009.  Prior to joining TimesSquare in 2000, Mr. Babyak was a Senior Vice President and portfolio manager at Fiduciary Trust Company International from 1996 to 2000.   Mr. Babyak received a B.A. in Political Science from Yale University in 1988 and an M.B.A. in Finance from New York University-Stern Graduate School of Business in 1995.

Tony Rosenthal, CFA is a Managing Director and Portfolio Manager in TimesSquare’s growth equity group and has been a portfolio manager of the GROWTH FUND since April 2009.  Before joining TimesSquare in 2000, Mr. Rosenthal was a senior analyst at Fiduciary Trust Company International from 1996 to 2000.   Mr. Rosenthal received a B.A. in Economics from Wesleyan University in 1988 and an M.B.A. from Columbia Business School in 1993.  He is a member of the CFA Institute and the New York Society of Security Analysts.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

Wellington Management Company, LLP
Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109.  Wellington is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  Wellington and its predecessor organizations have provided investment advisory services for over 70 years.

For its equity investment management, Wellington conducts extensive research and analysis and utilizes its own teams of research analysts. Investment decisions are generally made on a bottom-up basis upon Wellington’s own proprietary research.

management of the funds

Mammen Chally, CFA, Vice President and Equity Portfolio Manager of Wellington, has served as portfolio manager for the large cap portion of the GROWTH FUND since 2000.  Mr. Chally joined the firm as an investment professional in 1994.

James A. Rullo, CFA, Senior Vice President and Director of the Quantitative Investment Group of Wellington, has been involved in portfolio management and securities analysis for the large cap portion of the GROWTH FUND since 2000.  Mr. Rullo joined the firm as an investment professional in 1994.

Doris T. Dwyer, Vice President and Equity Portfolio Manager of Wellington, has served as portfolio manager for the small cap portion of the GROWTH FUND since 2003.  Ms. Dwyer joined the firm as an investment professional in 1998.

David J. Elliott, CFA, Vice President and Equity Portfolio Manager of Wellington, has been involved in portfolio management and securities analysis for the small cap portion of the GROWTH FUND since 2003.  Mr. Elliott joined the firm in 1995 and has been an investment professional since 1999.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

SUB-ADVISERS FOR THE INCOME FUND

Robert W. Baird & Co. Incorporated
Robert W. Baird & Co. Incorporated is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 and was founded in 1919.  Baird provides investment management services for individuals and institutional clients including pension and profit sharing plans.  The individuals listed below are members of Baird’s investment management team that manages a portion of the INCOME FUND’s investments.  All team members are equally responsible for the day-to-day management of Baird’s portion of the INCOME FUND’s assets and work together to develop investment strategies and select securities for the INCOME FUND.  The investment management team is supported by a staff of research analysts, traders and other investment professionals.

Mary Ellen Stanek, CFA is a Managing Director and Chief Investment Officer of Baird.  She also serves as Chief Investment Officer of Baird Advisors, a department of Baird.  Ms. Stanek oversees the entire investment management team.  She has over 29 years of investment experience managing various types of fixed income portfolios.  Ms. Stanek has been a portfolio manager of the INCOME FUND since January 2009.  Ms. Stanek joined Baird Advisors in March 2000.  Prior to joining Baird Advisors, Ms. Stanek was employed by Firstar Investment Research & Management Company, LLC (“FIRMCO”) where she served as President and CEO from November 1998 to February 2000, and Chief Operating Officer and President from March 1994 to November 1998.  Ms. Stanek also serves as President of Firstar Funds, Inc. from December 1998 to March 2000.  Ms. Stanek obtained her undergraduate degree from Marquette University and M.B.A. from the University of Wisconsin-Milwaukee.  She earned the Chartered Financial Analyst designation in 1983.  Ms. Stanek is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Gary A. Elfe, CFA is a Managing Director and Senior Portfolio Manager of Baird.  As a member of the investment management team, Mr. Elfe serves as Director of Fixed Income Research and Trading.  Mr. Elfe has been a portfolio manager of the INCOME FUND since December 2008.  He has over 29 years of investment experience managing various types of fixed income portfolios.  Mr. Elfe joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Elfe was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he was Director of Fixed Income Research & Trading.  Mr. Elfe obtained his undergraduate degree and M.B.A. from the University of Wisconsin-Milwaukee.  He earned the Chartered Financial Analyst designation in 1982.  Mr. Elfe is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Charles B. Groeschell is a Managing Director and Senior Portfolio Manager of Baird.  He has over 27 years of investment experience managing various types of fixed income portfolios.  Mr. Groeschell has been a portfolio manager of the INCOME FUND since January 2009.  Mr. Groeschell joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Groeschell was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he played a lead role in the overall management of major fixed income client relationships.  Mr. Groeschell received his B.A. from Texas Christian University and his M.B.A. from the University of Wisconsin-Milwaukee.

management of the funds

Warren D. Pierson, CFA is a Senior Vice President and Senior Portfolio Manager of Baird.  He has over 22 years of investment experience managing taxable and tax-exempt fixed income portfolios.  Mr. Pierson has been a portfolio manager of the INCOME FUND since January 2009.  Mr. Pierson joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Pierson was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from May 1993 to June 1997.  Mr. Pierson managed municipal bond portfolios and intermediate taxable bond portfolios while at FIRMCO.  Mr. Pierson received his undergraduate degree from Lawrence University.  He earned the Chartered Financial Analyst designation in 1990.  Mr. Pierson is a member of the CFA Institute and is a member and past President of the Milwaukee Investment Analysts Society.

Jay E. Schwister, CFA is a Senior Vice President and Senior Portfolio Manager of Baird.  He has over 25 years of investment experience managing various types of fixed income portfolios.  Mr. Schwister has been a portfolio manager of the INCOME FUND since January 2009.  Prior to joining Baird Advisors in late 2004, Mr. Schwister was a Senior Vice President and Senior Portfolio Manager for 15 years with Putnam Investments in Boston.  Mr. Schwister obtained his undergraduate degree in finance from Marquette University, and received the Chartered Financial Analyst designation in 1987.  He is currently a member of the CFA Institute and is a member of the Milwaukee Investment Analysts Society.

Daniel A. Tranchita, CFA is a Senior Vice President and Senior Portfolio Manager of Baird.  He has over 19 years of investment experience managing taxable and tax-exempt fixed income portfolios.  Mr. Tranchita has been a portfolio manager of the INCOME FUND since January 2009.  Mr. Tranchita joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Tranchita was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from June 1993 to June 1997.  Mr. Tranchita performed quantitative fixed income analysis and portfolio management while at FIRMCO.  Mr. Tranchita received his undergraduate degree and M.B.A. from Marquette University.  He earned the Chartered Financial Analyst designation in 1993.  Mr. Tranchita is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

EARNEST Partners, LLC
EARNEST Partners, LLC is located at 1180 Peachtree Street, NE, Suite 2300, Atlanta, Georgia 30309, was established in 1997 as a limited liability company organized under the laws of Georgia and was redomesticated to Delaware in 2007.  Approximately 87% of EARNEST is owned by EARNEST Holdings, LLC, a Delaware limited liability company.  EARNEST provides investment advice to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations, and corporations.

The sub-advised portion of the INCOME FUND is primarily managed by Douglas S. Folk, CFA, who is responsible for day-to-day portfolio management.  Mr. Folk has been a portfolio manager of the INCOME FUND since January 2009.  Mr. Folk is a portfolio management and research professional at EARNEST and has over twenty years of investment experience.  He holds a B.A. degree from Millsaps College and an M.B.A. from Millsaps’ Else School of Management.  He has extensive experience with government, corporate, mortgage-backed and asset-backed securities.  His prior experience includes ten years of portfolio management with Southern Farm Bureau Life Insurance Company, where he was responsible for the company’s fixed-income portfolio.  He is a member of the Atlanta Society of Financial Analysts.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

Sterling Capital Management LLC
Sterling Capital Management LLC (“Sterling”) is located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211 and was organized as a limited liability company on January 27, 2005.  Sterling was originally founded in 1970.  Sterling provides investment advice to high net worth individuals, investment companies, pension and profit sharing plans, wrap programs and corporations.

Mark Montgomery has been a portfolio manager of the INCOME FUND since January 2009.  Mr. Montgomery is a Managing Director, Senior Fixed Income Portfolio Manager and head of Sterling’s fixed income team.  He worked for seven years in The Vanguard Group’s long-term and high-yield municipal portfolio management team before joining Sterling Capital Management in 1997.  Mr. Montgomery is a graduate of West Chester University where he received his B.S. in Marketing.  He received his M.B.A. from Drexel University and is a CFA charter holder.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, if any.

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BUYING SHARES:

For Assistance
If you need assistance in opening a New Covenant Funds account, call to speak with a shareholder service representative at 877-835-4531.  You may also visit www.NewCovenantFunds.com/contact_us.asp to email your question(s) to the Funds. The Funds are also available through approved selling agents or brokers.  If your broker does not offer the Funds, please contact the Funds directly, or have your broker contact the Funds.

Purchase Amounts:

All checks must be in U.S. dollars.  The check may be drawn on a domestic bank account or from an existing account at a major brokerage firm registered identically to the Fund account.  The Funds will not accept payment in cash or money orders.  The Funds also do not generally accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks (except checks issued by the Presbyterian Church (U.S.A.) Foundation), Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned.  It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Funds reserve the right to reject any application.

MINIMUM INITIAL INVESTMENT FOR EACH FUND:	$500
MINIMUM ADDITIONAL INVESTMENT FOR EACH FUND (except with Automatic Investment Plan):	$100

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

By Regular Mail
Initial Investment:

1.	Carefully read and complete the account application form (also available at www.NewCovenantFunds.com). Establishing your account privileges now saves you the inconvenience of having to add them later.
1.	Make check payable to New Covenant Funds and indicate the Fund in which you wish to invest.
2.	Mail to: New Covenant Funds, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

Subsequent Investment:
1.	Fill out an investment slip attached to your account statement and write your account number on your check. Or, if unavailable,
2.	Include the following information on a piece of paper:
-	New Covenant Funds/Fund name;
-	Amount invested; Account name; and
-	Account number.
Include your account number on your check.
3.	Mail to: New Covenant Funds, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

By Overnight Service
See instructions 1-2 above for subsequent investments.

3.	Send to: New Covenant Funds, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, WI 53202.

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The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase application requests does not constitute receipt by the Transfer Agent of the Funds.

Electronic Purchases
Your bank must participate in the Automated Clearing House (“ACH”) and must be a U.S. bank.  Your bank may charge for this service.

Establish an electronic purchase option on your account application or call 877-835-4531.  Your account can generally be set up for electronic purchases within 15 days. Call 877-835-4531 to arrange a transfer from your bank account.

By Wire Transfer
To purchase by wire, the Transfer Agent must have a completed account application before your wire is sent.  A purchase order will not be accepted until the Fund has received the completed application and any requested documentation in proper form.  Wired funds must be received by 4:00 p.m., Eastern time to be eligible for same day pricing.  Call the Transfer Agent at 877-835-4531 between 8:00 a.m. and 7:00 p.m., Eastern time on any day the New York Stock Exchange is open for business to advise of your intent to wire. Advising the Transfer Agent of your intent to wire, both for a new account and a subsequent investment will ensure prompt and accurate credit.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Automatic Investment
- With an initial investment, indicate on your application that you would like to participate in the Automatic Investment Plan and complete the appropriate section on the application. - Subsequent investments will be drawn from your bank account and invested into the Fund(s) automatically.

By Exchange
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To request an exchange of shares into another New Covenant Fund, call 877-835-4531 or register for account access online at www.NewCovenantFunds.com.  You may also exchange your shares into the New Covenant Treasury Obligations Fund, which is an unaffiliated, separately managed, money market mutual fund.  This exchange privilege is offered as a convenience to you.  For an exchange into the New Covenant Treasury Obligations Fund, you must first receive that Fund’s prospectus.  The exchange privilege must also be selected on your account application form.  New Covenant Funds Distributor, Inc. may receive certain fees in connection with assets invested in the New Covenant Treasury Obligations Fund for services that it provides to investors in the Fund.

-	No fee or charge will apply for exchanges, but there may be a capital gain or loss. The exchange privilege is subject to amendment or termination at any time upon 60 days’ prior notice.

Purchase Price
You pay no sales charge to invest in any of the Funds.  Shares of the Funds are sold at the net asset value per share (NAV) next determined after receipt of the order by the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  The NAV multiplied by the number of Fund shares you own equals the value of your investment.

Determination of NAV
The NAV for each Fund is calculated at the close of regular trading hours of the New York Stock Exchange, which is normally 4:00 p.m., Eastern time.  Each Fund calculates its NAV by adding up the total value of the Fund’s investments and other assets, subtracting liabilities, and then dividing that figure by the number of the Fund’s outstanding shares.  Each Fund’s investments are valued based on market value, or where market quotations are not readily available, on fair value as determined in good faith under procedures approved by the Trust’s Board of Trustees.  Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.  When a Fund uses fair value pricing, the values assigned to the Fund’s investments may not be the quoted or published prices of the investments on their primary markets or exchanges.  Each Fund’s daily NAV is available at www.NewCovenantFunds.com.

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Timing of Purchase Requests
All requests received in “good order” by the Funds’ Transfer Agent before the close of the New York Stock Exchange will be executed the same day, at that day’s closing share price.  “Good order” means that your request contains the Fund name in which you are investing, your account number, and your payment.  Shares of the Funds are sold at the NAV per share next determined after receipt of your order by the Funds’ Transfer Agent. Orders received after the close of the New York Stock Exchange will be executed the following business day, at that day’s closing share price.  All investments must be in U.S. dollars.  Shares will not be priced and are not available for purchase or sale on days when the New York Stock Exchange is closed. However, to the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.  If the New York Stock Exchange closes early, the deadlines for purchase orders will be accelerated to the earlier closing time.

Stock Exchange Closings
The New York Stock Exchange is typically closed for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, as observed.

Rights Reserved by the Funds
The Funds reserve the right to:
-	reject any purchase order;
-	reject any exchange request;
-	vary the initial and subsequent investment minimums;
-	waive the minimum investment requirement for any investor;
-	redeem shares in any account and return the proceeds to the shareholder.

The Funds will automatically redeem shares if a purchase check is returned for insufficient funds.  The Funds reserve the right to reject any third party check.  However, third party checks issued by the Presbyterian Church (U.S.A.) Foundation may be accepted.  The Funds may change or discontinue the exchange privilege, or temporarily suspend this privilege during unusual market conditions.  The Funds reserve the right, in their sole discretion, to redeem shares in any account and return the proceeds to the shareholder.  The Funds also reserve the right to make a “redemption in kind” payment in portfolio securities rather than cash if the amount you are redeeming is large enough to affect fund operations.  Large redemptions with respect to each shareholder are considered to be the greater of $250,000 or 1% of a Fund’s assets.

Third Party Investments
If you invest through a third party (rather than directly), the policies and fees may be different than those described here.  Banks, brokers and financial advisers may charge transaction fees and set different minimum investments or limitations on buying or selling shares.  You will not be charged fees if you purchase shares of the Funds through a registered representative of the Funds or the Funds directly.

Customer Identification
To help the Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether that person’s name appears on Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:
-	Name;
-	Date of birth (for individuals);
-	Residential or business street address (although post office boxes are still permitted for mailing); and
-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database.  Additional information may be required to open accounts for corporations and other entities.  Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.  The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.  If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. To the extent permitted by applicable law, the Trust reserves the right to place limits on transactions in your account until your identity is verified.

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SELLING SHARES:
HOW TO SELL SHARES

By Mail
1.	Call 877-835-4531 to request redemption forms or write a letter of instruction indicating:
-	your Fund and account number;
-	amount you wish to redeem;
-	address where your check should be sent; if your redemption request directs the check to an alternate address, a signature guarantee stamp is required; and
-	account owner signature(s) with signature guarantees, if necessary (see “Signature Guarantees” section).
2.	Mail to: New Covenant Funds, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

By Overnight Service
1.	See instruction 1 above.
2.	Send to New Covenant Funds, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd floor, Milwaukee, WI 53202.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of redemption requests does not constitute receipt by the Transfer Agent of the Funds.

By Telephone (unless you have declined telephone sales privileges)
Call 877-835-4531 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). If reasonable procedures are followed, neither the Funds nor their Transfer Agent will be liable for any loss, cost or expense for acting upon telephone instructions believed to be genuine or for any unauthorized telephone transactions.

By Wire Transfer
You must indicate this option on your application.  The Fund will charge a $15 wire transfer fee for each wire transfer request.  This fee is deducted from your proceeds in the event of a complete account liquidation or specific share redemption.  Note: Your financial institution may also charge a separate fee.

Electronic Redemptions
If elected on your account application, you may have redemption proceeds sent directly to your bank account via electronic funds transfer through ACH network.  There is no charge when proceeds are sent via the ACH system and credit is usually available within 2-3 days.

By Exchange
To request an exchange of shares into another New Covenant Fund, call 877-835-4531 or register for online account access at www.NewCovenantFunds.com.  You may also exchange your shares into the New Covenant Treasury Obligations Fund, which is an unaffiliated, separately managed, money market mutual fund.  This exchange privilege is offered as a convenience to shareholders of New Covenant Funds.

Redemptions Within 10 Business Days of Purchase by Check
When you have made an investment by check, the proceeds of your redemption may be held up to 10 business days until the Transfer Agent is satisfied that the check has cleared.

Undeliverable Distribution Checks
For any shareholder who chooses to receive distributions in cash:

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If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

Timing of Sale Requests
All requests received in good order by the Funds’ Transfer Agent before the close of the New York Stock Exchange, typically 4:00 p.m., Eastern time, will be executed the same day at that day’s NAV.  Requests received after the close of the New York Stock Exchange will be executed the following business day, at that day’s NAV.  Redemption orders are executed only on days when the New York Stock Exchange is open for trading.  If the New York Stock Exchange closes early, the deadline for redemption orders will be accelerated to the earlier closing time.

Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	If ownership is changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	When establishing or modifying certain services on an account;

•	If a change of address was received by the Transfer Agent within the last 15 days; and

•	For all redemptions over $100,000 from any shareholder account you must have a Medallion signature guarantee.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Redemption Policies
Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared.  The Trust may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the New York Stock Exchange is restricted or the New York Stock Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Funds’ shareholders, or (3) an emergency exists making disposal of portfolio securities or valuation of net assets not reasonably practicable.  In addition to the foregoing, the Trust reserves the right to suspend payment of a request for redemption for a period of up to 10 business days after receipt of a redemption request in good order (a) when it is not reasonably practicable for the Funds to fairly determine the true holder of any Fund’s shares or (b) for the purpose of preserving the rights and interests of the true owner of the shares.

Other Documents
Additional documents may be required when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization.  For further information, call the Funds’ Transfer Agent at 877-835-4531.

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EXCHANGE OR TRANSFER OF SHARES

Exchange Privilege
You may exchange shares of one of the Funds for shares in another Fund at NAV without payment of any fee or charge. You can do this by contacting the Funds’ Transfer Agent, in writing or by telephone or by visiting the Funds’ web site at www.NewCovenantFunds.com.  Shareholders who are not tax-exempt organizations should know that an exchange is considered a sale of shares of one Fund and the purchase of shares of another Fund.  The exchange may result in a gain or loss for federal income tax purposes. If you wish to use the exchange privilege, you may elect the service on your account application or by a letter of instruction.

If the Funds’ Transfer Agent receives your exchange instructions in good order in writing, by telephone (call 877-835-4531) or through the Funds’ web site by the valuation time on any business day, your exchange will be processed on that day.

For an exchange request to be in good order, it must include:

-	your name exactly as it appears on your account;
-	your account number;
-	the amount to be exchanged;
-	the names of the Funds from which and to which the exchange is to be made; and
-	the signature(s) of the account owner(s).

Transfer of Ownership
You may transfer Fund shares or change the name or form in which your shares are registered by writing to the Funds’ Transfer Agent.  Your letter of instruction must clearly identify the account number, name(s) and number of shares to be transferred, and provide a certified tax identification number by way of a completed new account application or W-9 form, and include the signature(s) of all registered owners.  The signature(s) on the transfer instructions must be guaranteed.

Frequent Trading Policy
Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund.  The Funds believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses; and (d) incur additional tax liability.  The Funds therefore discourage frequent purchases and redemptions by shareholders and they do not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders, including monitoring and periodically reviewing shareholder trading activity to determine if there exists a pattern of excessive purchases and redemptions in a Fund’s shares among one or more shareholder accounts.  At the present time the Funds do not impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds.  The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds.

SHAREHOLDER SERVICES
Telephone Information
- Your Account: If you have questions about the Funds or your account, including purchases, redemptions and distributions, call the Funds’ Transfer Agent toll-free at 877-835-4531, between 8:00 a.m. and 7:00 p.m., Eastern time, on business days.

Account Statements
The Funds provide you with these helpful services and information about your account:

-	a statement after every transaction;
-	an annual account statement reflecting all transactions for the year;

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-	tax information, which will be mailed by January 31 of each year, a copy of which will also be filed with the Internal Revenue Service for taxable investors; and
-	financial statements with a summary of portfolio composition and performance that will be mailed at least twice a year.

Account statements are also available online. Sign up for E-delivery through the Account Access link at www.NewCovenantFunds.com to receive e-mail notification when quarterly statements, a new prospectus, semi-annual or annual fund report is available.  The e-mails will provide you with a link to logon to your account via secure access to view your statement or other important information.  You will continue to receive a paper copy of your statement in the mail unless you opt-out of paper delivery.

Internet
You may obtain access to account information by visiting the Funds’ web site at www.NewCovenantFunds.com.  The web site provides share price and price change information for all the Funds and gives account balances and information on the most recent transactions and allows exchanges of shares.

Integrated Voice Response System
You may obtain access to account information by calling 877-835-4531.  The system provides share price and price change information for all the Funds and gives account balances and information on the most recent transactions and allows exchanges of shares.

Account Minimum
You must keep at least $500 worth of shares in your account to keep the account open.  If, after giving you 30 days’ prior written notice, your account value is still below $500 as a result of redemption activity, and not market movement, we may redeem your shares and send you a check for the redemption proceeds.

Telephone Transactions
To use telephone purchase, redemption and exchange privileges, you must have selected these services on your original account application or submitted a subsequent request in writing to add these services to your account. The Funds and the Transfer Agent reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner.  The Transfer Agent has established security procedures to prevent unauthorized account access.  The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or the Transfer Agent.  Neither the Trust nor any of its service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. (See section 8 of the application)

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.

Automatic Investment Plan
Once an account has been opened with a minimum investment of $500, you can make additional purchases of shares of the Funds with the automatic withdrawal of monies from your bank account.  Amounts may be withdrawn from your bank account on a monthly or quarterly basis in minimum amounts of $50. (See section 7 of the application)

Systematic Withdrawal Plan
Once you have established an account with $5,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum of $50).  To request a form to start the Systematic Withdrawal Plan, call 877-835-4531 or visit the Funds’ web site, www.NewCovenantFunds.com.

Householding Policy
One copy of each prospectus, annual and semiannual report will be sent to all related accounts at a common address.  Each document will be mailed to the registered address with the first line addressed to “New Covenant Fund Shareholder at.”

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By adopting the householding policy, we are responding to shareholder requests and will reduce printing and mailing expenses.  If you prefer to receive copies for each account, you must call us at 877-835-4531 during business hours (9:00 a.m. to 8:00 p.m. Eastern time).  All requests will be processed within 30 days.

Sign up for E-delivery through the Account Access link at www.NewCovenantFunds.com to receive e-mail notification when quarterly statements are available.  The e-mails will provide you with a link to logon to your account via secure access to view your statement or other important information.  You will continue to receive a paper copy of your statement in the mail unless you opt-out of paper delivery.

Shareholder Services Agreements
The Trust is a party to certain Shareholder Services Agreements pursuant to which each Fund is authorized to make payments to certain entities, which may include investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom it has a servicing relationship.  Under the terms of each Shareholder Services Agreement, each Fund is authorized to pay an Authorized Service Provider (which may include affiliates of the Funds) a shareholder services fee at the rate of 0.25% on an annual basis of the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.  In connection with the implementation and operation of the Shareholder Services Agreements, effective July 1, 2009, the Adviser has agreed to waive a portion of the investment advisory fees payable to it by the GROWTH FUND and INCOME FUND (0.17% of average net assets for the GROWTH FUND and 0.25% of average net assets for the INCOME FUND) and to reimburse the BALANCED GROWTH FUND and BALANCED INCOME FUND a portion of the Shareholder Services Fees (0.17% of average net assets) for fees paid by a Fund to any Authorized Service Provider under the Shareholder Services Agreements.

[Fund Graphic]
distributi

distributions and taxes

Distributions
The Funds pass along to your account your share of investment earnings in the form of dividends and distributions.  Fund dividends are the net interest and dividends earned on investments after Fund expenses.  The Funds will at least annually declare and pay dividends from their net investment income and distribute any net capital gains obtained through Fund investment transactions.  Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Unless you elect otherwise on your application, all dividends and distributions paid by a Fund will be reinvested in additional shares of that Fund.  They will be credited to your account in that Fund at the same NAV per share as would apply to cash purchases on the applicable dividend payment date.  Unless you are a tax-exempt organization, all distributions a Fund pays to you will be taxable when paid, regardless of whether they are taken in cash or reinvested in shares of the Fund.  To change your dividend election, you must notify the Funds’ Transfer Agent in writing at least 15 days prior to the applicable dividend record date.

Taxes
Each Fund intends to continue to qualify as a regulated investment company.  This status exempts each Fund from paying federal income tax on the income or capital gains it distributes to its shareholders.

Unless you are a tax-exempt organization, your investment in the Funds will be subject to the following tax consequences:

-	Dividends from net investment income and distributions from short-term capital gains are taxable as ordinary income (except as described below).
-	Distributions from capital gains are taxable as capital gain, which may be taxed at different rates depending on the length of time the Fund held those assets.
-	Dividends and distributions may also be subject to state and local taxes.
-	Certain dividends paid to you in January will be taxable as if they had been paid the previous December.
-	A redemption of your Fund shares, including exchanging shares, is a taxable event and any gain on the transaction may be subject to federal income tax.

Tax legislation enacted in May 2003 generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers.  The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers:

-	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.
-	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.
-	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

Distributions and Taxes
Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer:

-	Note that the 15% rate of tax applicable to certain dividends does not apply to dividends paid to foreign shareholders.

If you are subject to tax, after the end of each calendar year you will receive a statement (Form 1099) of the federal income tax status of each Fund’s dividends and other distributions paid to you during the year.  You should keep all of your Fund statements for accurate tax-accounting purposes.

If you are subject to tax (are not a tax-exempt organization), and you purchase shares shortly before a record date for a dividend or distribution, a portion of your investment will be returned as a taxable distribution. You must provide the Trust with your correct taxpayer identification number and certify that you are not subject to backup withholding.  If you do not, the Trust is required by law to withhold 28% of your taxable distributions and redemptions. You should consult your tax adviser concerning state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

index descriptions

Investors cannot invest directly in an index, although they may invest in the underlying securities.

S&P 500® Index is an unmanaged, capitalization weighted index that measures the performance of 500 large-capitalization stocks representing all major industries.

Barclays Capital Intermediate Aggregate Bond Index is an unmanaged index generally representative of intermediate investment grade government and corporate debt securities with maturities of 10 years or less.

Blended S&P 500® Index/Barclays Capital Intermediate Aggregate Bond Index is a composite composed of 60% S&P 500® Index and 40% Barclays Capital Intermediate Aggregate Bond Index (BALANCED GROWTH FUND).

Blended S&P 500® Index/Barclays Capital Intermediate Aggregate Bond Index is a composite composed of 35% S&P 500® Index and 65% Barclays Capital Aggregate Bond Index (BALANCED INCOME FUND).

financial highlights

The financial highlights tables are meant to help you understand each Fund’s financial performance for the last five fiscal years.  Certain information reflects financial results for a single share of a Fund.  The total returns shown in the tables represent the rate that you would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions.  This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Trust’s financial statements, are included in the Annual Report to shareholders, which is available upon request at no charge.

NEW COVENANT FUNDS

For a Share outstanding throughout the year.
	GROWTH FUND
	For the Year Ended June 30, 2009	For the Year Ended June 30, 2008	For the Year Ended June 30, 2007	For the Year Ended June 30, 2006	For the Year Ended June 30, 2005
Net Asset Value, Beginning of Year	$31.95	$38.90	$32.76	$29.92	$28.07

INVESTMENT ACTIVITIES:
Net investment income	0.27	0.26	0.26	0.18	0.21
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(9.27)	(4.98)	6.17	2.86	1.85

Total from Investment Activities	(9.00)	(4.72)	6.43	3.04	2.06

DIVIDENDS:
Net investment income	(0.27)	(0.24)	(0.29)	(0.20)	(0.21)
Net realized gains	–	(1.97)	–	–	–
Tax return of capital	–	(0.02)	–	–	–
Total Dividends	(0.27)	(2.23)	(0.29)	(0.20)	(0.21)

Change in net asset value per share	(9.27)	(6.95)	6.14	2.84	1.85
Net Asset Value, End of Year	$22.68	$31.95	$38.90	$32.76	$29.92

Total Return	-28.16%	-12.61%	19.68%	10.17%	7.38%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of year (in 000’s)	$598,209	$836,086	$1,033,536	$906,010	$878,583
Ratio of expenses to average net assets:	1.12%	1.10%	1.08%	1.07%	1.11%
Ratio of expenses to average net assets (a):	1.30%	1.29%	1.28%	1.28%	1.36%
Ratio of net investment income to average net assets:	1.15%	0.73%	0.73%	0.58%	0.75%
Ratio of net investment income to average net assets(a):	0.97%	0.54%	0.53%	0.37%	0.50%
Portfolio turnover rate	94%	65%	65%	51%	76%

(a)	Ratios excluding waivers.

financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the year.
	INCOME FUND
	For the Year Ended June 30, 2009	For the Year Ended June 30, 2008	For the Year Ended June 30, 2007	For the Year Ended June 30, 2006	For the Year Ended June 30, 2005
Net Asset Value, Beginning of Year	$23.73	$24.52	$24.28	$25.56	$25.17

INVESTMENT ACTIVITIES:
Net investment income	1.11	1.16	1.12	1.00	0.94
Net realized and unrealized gains (losses) on investments	(2.79)	(0.81)	0.25	(1.23)	0.55

Total from Investment Activities	(1.68)	0.35	1.37	(0.23)	1.49

DIVIDENDS:
Net Investment Income	(1.12)	(1.14)	(1.13)	(1.04)	(1.04)
Net realized gains	–	–	–	(0.01)	(0.06)
Tax return of capital	–	–	– *	– *	–
Total Dividends	(1.12)	(1.14)	(1.13)	(1.05)	(1.10)

Change in net asset value per share	(2.80)	(0.79)	0.24	(1.28)	0.39
Net Asset Value, End of Year	$20.93	$23.73	$24.52	$24.28	$25.56

Total Return	-6.90%	1.36%	5.65%	-0.90%	6.02%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of year (in 000’s)	$373,446	$496,325	$537,345	$526,359	$527,208
Ratio of expenses to average net assets:	0.86%	0.85%	0.84%	0.84%	0.86%
Ratio of expenses to average net assets (a):	1.02%	1.01%	1.01%	1.01%	1.08%
Ratio of net investment income to average net assets:	5.17%	4.70%	4.49%	4.04%	3.68%
Ratio of net investment income to average net assets (a):	5.01%	4.54%	4.32%	3.87%	3.46%
Portfolio turnover rate	230%	170%	258%	263%	206%

*	Less than $0.005.
(a)	Ratios excluding waivers.

financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the year.
	BALANCED GROWTH FUND
	For the Year Ended June 30, 2009	For the Year Ended June 30, 2008	For the Year Ended June 30, 2007	For the Year Ended June 30, 2006	For the Year Ended June 30, 2005
Net Asset Value, Beginning of Year	$82.49	$90.86	$81.30	$78.20	$74.65

INVESTMENT ACTIVITIES:
Net investment income (a)	1.70	1.83	1.83	1.52	1.41
Net realized and unrealized gains (losses) on investments (a)	(18.25)	(8.37)	9.56	3.10	3.54

Total from Investment Activities	(16.55)	(6.54)	11.39	4.62	4.95

DIVIDENDS:
Net investment income	(1.70)	(1.83)	(1.83)	(1.52)	(1.40)
Net realized gains	(0.93)	–	–	–	–
Tax return of capital	–	–	–	– *	–
Total Dividends	(2.63)	(1.83)	(1.83)	(1.52)	(1.40)

Change in net asset value per share	(19.18)	(8.37)	9.56	3.10	3.55
Net Asset Value, End of Year	$63.31	$82.49	$90.86	$81.30	$78.20

Total Return	-19.96%	-7.26%	14.11%	5.93%	6.68%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of year (in 000’s)	$221,070	$305,294	$353,344	$312,077	$305,524
Ratio of expenses to average net assets:	0.13%	0.15%	0.12%	0.12%	0.14%
Ratio of expenses to average net assets (b):	0.37%	0.39%	0.37%	0.38%	0.22%
Ratio of net investment income to average net assets:	2.56%	2.07%	2.11%	1.85%	1.83%
Ratio of net investment income to average net assets (b):	2.32%	1.83%	1.86%	1.59%	1.75%
Portfolio turnover rate	7%	17%	7%	10%	5%

*	Less than $0.005.
(a)	Includes income or gains (losses) from affiliates.
(b)	Ratios excluding waivers.

financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the year.
	BALANCED INCOME FUND
	For the Year Ended June 30, 2009	For the Year Ended June 30, 2008	For the Year Ended June 30, 2007	For the Year Ended June 30, 2006	For the Year Ended June 30, 2005
Net Asset Value, Beginning of Year	$19.01	$20.40	$18.99	$18.90	$18.24

INVESTMENT ACTIVITIES:
Net investment income (a)	0.56	0.60	0.59	0.52	0.48
Net realized and unrealized gains (losses) from investments (a)	(3.35)	(1.39)	1.41	0.09	0.66

Total from Investment Activities	(2.79)	(0.79)	2.00	0.61	1.14

DIVIDENDS:
Net Investment Income	(0.56)	(0.60)	(0.59)	(0.52)	(0.48)
Net realized gains	–	–	–	–	–
Tax return of capital	–	–	– *	–	–
Total Dividends	(0.56)	(0.60)	(0.59)	(0.52)	(0.48)

Change in net asset value per share	(3.35)	(1.39)	1.41	0.09	0.66
Net Asset Value, End of Year	$15.66	$19.01	$20.40	$18.99	$18.90

Total Return	-14.60%	-3.95%	10.65%	3.26%	6.32%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of year (in 000’s)	$78,665	$102,657	$121,855	$122,512	$124,809
Ratio of expenses to average net assets:	0.16%	0.20%	0.15%	0.15%	0.17%
Ratio of expenses to average net assets (b):	0.40%	0.44%	0.40%	0.41%	0.25%
Ratio of net investment income to average net assets:	3.48%	2.97%	2.95%	2.71%	2.58%
Ratio of net investment income to average net assets (b):	3.24%	2.73%	2.70%	2.45%	2.50%
Portfolio turnover rate	11%	10%	7%	13%	6%

*	Less than $0.005.
(a)	Includes income or gains (losses) from affiliates.
(b)	Ratios excluding waivers.

privacy notice

At the New Covenant Funds (the “Funds”), we are committed to handling personal information responsibly.  We recognize and respect the privacy expectations of those who purchase shares of the Funds and believe the confidentiality and security of personal financial information communicated to us is one of our fundamental responsibilities.

Our privacy policy applies only to Fund investors who have a direct customer relationship with us.  If you own Fund shares through a relationship with a third-party broker, bank, investment adviser, or other financial service provider, that third party’s privacy policies may apply to you and our privacy policies may not.

Our privacy policy will continue to cover information we may collect about you at the time you apply to purchase shares of the Funds, during the time you hold shares and after your account is closed.  Please note that we may amend this Notice at any time and will inform you of any changes to this Notice as required by law.

We Respect Your Privacy
We appreciate that you may have provided us with personal financial information.  We strive to maintain the privacy of such information. This Notice describes what non-public personal information we collect about you, why we collect it, and when we may share it with others, including entities affiliated with us, such as the Presbyterian Foundation and the New Covenant Trust Company, N.A. (collectively “our affiliated companies”), as well as with those not affiliated with us.  We hope this Notice will enable you to understand how we collect and share non-public personal information that we gather about you.  Throughout this Notice, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?
To serve you better and manage your account, it often is important that we collect and maintain accurate information about you.  We may obtain this information from forms you submit to us, from your dealings with us, from our Web sites, and from other sources.

For example:

•	Account applications and other forms submitted by shareholders of the Funds;
•	Correspondence, written or electronic, or telephone contacts with shareholders of, or consumers inquiring about, the Funds;
•	Transaction history of shareholder accounts with the Funds; or
•	Other sources in connection with making available Fund shares or other services.

2. When Do We Disclose Personal Information We Collect About You?
To serve you better and manage your account, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as set forth below.

a. Information we disclose to our affiliated companies
In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and our affiliated companies, and as otherwise required or permitted by law, we may disclose personal information to our affiliated companies.  Offers for products and services from our affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties
We do not disclose personal information that we collect about you to non-affiliated third parties, except to enable them to provide services on our behalf, to perform certain joint marketing and servicing agreements with other financial institutions, or as otherwise required or permitted by law.  For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf.  When we share personal information with these companies, they generally are required to limit their use of personal information to the particular purpose for which it was shared and they generally are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you.  We have internal policies governing the proper handling of client information.  Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

privacy notice

4. How Can You Limit the Sharing of Certain Types of Personal Information with Our Affiliated Companies?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that we collected to determine your eligibility for products and services you request (“eligibility information”).  Please note that, even if you direct us not to share eligibility information with our affiliated companies (“eligibility opt out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt out under applicable law, such as to process transactions or to service your account.  We may also share certain other types of personal information with our affiliated companies such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us. If you wish to opt out, you may do so by:

•	Calling us toll-free at 877-835-4531
•	Writing to us at the following address:
200 East Twelfth Street
Jeffersonville, IN 47130

Additionally, independent of your right to direct us not to share your eligibility information with our affiliated companies, you may limit our affiliates from marketing (“marketing opt out”) their products or services to you based on eligibility information that we share with them.  This limitation does not apply in certain circumstances, such as if you currently do business with one of our affiliates or if you ask to receive information or offers from them. If you wish to limit such marketing offers, you may do so by:

•	Calling us toll-free at 877-835-4531
•	Writing to us at the following address:
200 East Twelfth Street
Jeffersonville, IN 47130

If you choose to write to us for either eligibility opt out or marketing opt out, your written request should include your name, address, telephone number and account number(s) to which the opt out applies and should not be sent with any other correspondence.  In order to process your request, we require that the request be provided by you directly and not through a third party. If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences.  Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise in writing.  If you have a joint account, your direction for us not to share this information with our affiliated companies will be applied to all account holders on that account.

5. Important Information for Residents of Vermont and California
If you are a resident of Vermont, you are automatically considered to have opted out of sharing with our affiliated companies.  Additionally, if you are a resident of Vermont, we will only share your personal information pursuant to a joint marketing agreement as allowed by applicable law.  If you are a California resident, you have additional rights to limit how we use your personal information.  Please refer to the document entitled “Important Privacy Choices for California Consumers.”

THIS IS NOT A PART OF THE PROSPECTUS

THIS IS NOT A PART OF THE PROSPECTUS

Important Privacy Choices for California Consumers

You have the right to control whether we share some of your personal information.
Please read the following information carefully before you make your choices below.

Your Rights

You have the following rights to restrict the sharing of personal and financial information with our affiliates (companies we own or control) and outside companies that we do business with.  Nothing in this form prohibits the sharing of information necessary for us to follow the law, as permitted by law, or to give you the best service on your accounts with us.  This includes sending you information about some other products or services.

Your Choices

Restrict Information Sharing With Companies We Own or Control (Affiliates): Unless you say “No,” we may share personal and financial information about you with our affiliated companies.

(   ) NO, please do not share personal and financial information with your affiliated companies.

Restrict Information Sharing With Other Companies We Do Business With To Provide Financial Products And Services: Unless you say “No,” we may share personal and financial information about you with outside companies we contract with to provide financial products and services to you.

(   ) NO, please do not share personal and financial information with outside companies you contract with to provide financial products and services.

Time Sensitive Reply
You may make your privacy choice(s) at any time.  Your choice(s) marked here will remain unless you state otherwise.  However, if we do not hear from you we may share some of your information with affiliated companies and other companies with whom we have contracts to provide products and services.

Name:

Account or Policy Number(s):

Signature:

To exercise your choices do one of the following:
1)	Fill out, sign and send back this form to us (you may want to make a copy for your records);
2)	Call this toll-free number 877-835-4531;
3)	Reply electronically by contacting us through the following Internet option: www.NewCovenantFunds.com.

Important Notice for California Residents: The notice above is provided to you as required by a new California law that affords you certain rights regarding use of your personal information that, in some cases, are different from those described in our Privacy Notice.  Please read it carefully.  This law is now being challenged in court. In the event that the court strikes down the law, in whole or in part, and this impacts any section of the notice, the choices made under that section would be considered null and void.  If this happens, we will notify you, by the same means this notice was sent, of the court’s decision.

ADDITIONAL INFORMATION

Annual/Semi-Annual Reports to Shareholders
These reports include financial statements and information about the portfolio of investments for each Fund. The Trust’s Annual Report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the Funds.  It has been filed with the SEC and is legally considered to be a part of this prospectus. To request a free copy of the current Annual or Semi-Annual Report, SAI, or to request other information about the Funds, you can visit www.NewCovenantFunds.com or write or call:

New Covenant Funds U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701 877-835-4531

Text-only versions of Fund documents can be viewed online or downloaded from the SEC’s EDGAR database at http://www.sec.gov.

You may review and copy the SAI and other information about the Funds by visiting SEC’s Public Reference Room in Washington, D.C.  You can obtain information about the Public Reference Room by calling the SEC at (202) 551-8090.  Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

SEC File #811-09025

NCF 14-09-06

STATEMENT OF ADDITIONAL INFORMATION

October 28, 2009

NEW COVENANT FUNDS

Trading Symbol:
New Covenant Growth Fund	NCGFX
New Covenant Income Fund	NCICX
New Covenant Balanced Growth Fund	NCBGX
New Covenant Balanced Income Fund	NCBIX

200 East Twelfth Street
Jeffersonville, Indiana 47130
877-835-4531

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Funds’ Prospectus dated October 28, 2009 (the “Prospectus”) and is incorporated by reference in its entirety into the Prospectus. You may obtain the Prospectus or a copy of this SAI without charge by calling 877-835-4531.

Also incorporated by reference herein are the financial statements of the Funds contained in the Trust’s Annual Report to Shareholders for the fiscal year ended June 30, 2009, including the Report of the Independent Registered Public Accounting Firm. Copies of the Trust’s Annual and Semi-Annual Reports are available free of charge by calling 877-835-4531.

HISTORY OF THE FUNDS

New Covenant Funds (the “Trust”) is a Delaware statutory trust organized pursuant to a Trust Instrument dated September 30, 1998.  The Trust was organized to offer separate series of shares and currently offers four separate series:  New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”) and New Covenant Balanced Income Fund (“Balanced Income Fund”) (each, a “Fund” and collectively, the “Funds”). Currently, there is one class of shares issued by each Fund. The Trust’s Board of Trustees (“Board,” “Trustees,” or “Board of Trustees”) may issue additional classes of shares or series at any time without prior approval of the shareholders.  The Balanced Growth Fund and Balanced Income Fund may also be referred to as the “Balanced Funds.”

The Trust is classified as an open-end, management investment company.  The Income Fund and the Growth Fund are diversified, which means that, with respect to 75% of its total assets, a Fund will not invest more than 5% of its assets in the securities of any single issuer or hold more than 10% of the voting securities of any single issuer.  The Balanced Funds are diversified by virtue of the fact that the underlying Funds in which they invest (Growth Fund and Income Fund) are diversified.

Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite a Fund’s qualifying as a diversified mutual fund under applicable federal securities laws.

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

DESCRIPTION OF INVESTMENTS AND RISKS

In addition to its objective and strategies, each of the Funds has the common objective of making investments consistent with social-witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A).  These principles may evolve over time and currently include, among others, certain limitations on investments in military contractors, distillers of alcoholic beverages, tobacco companies, gambling companies, manufacturers of gambling equipment, manufacturers of firearms and certain companies operating in Sudan.  The Funds may choose to sell otherwise profitable investments in companies which have been identified as being in conflict with the established social-witness principles of the Presbyterian Church (U.S.A.).  Beyond these principles, each Fund pursues different investment objectives and strategies.  For purposes of determining which securities are eligible for investment by the Funds and those which are not eligible for investment, One Compass Advisors (the “Adviser”) maintains a Prohibited Security List which identifies those specific companies which may not be purchased by the Funds.  This list contains those companies involved in the military and tobacco industries as well as certain companies operating in Sudan (human rights issues) that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) and brought forth by the Mission Responsibility through Investment Committee Guidelines (the “MRTI Guidelines”).  In addition to these companies which are prohibited for investment by the Funds pursuant to the MRTI Guidelines, the list also includes certain other companies that derive significant amounts of their revenue from the alcohol, gambling, and firearms industries.  With respect to the criteria utilized by the Adviser in order to determine whether a company that is involved in the alcohol, gambling, tobacco or firearms industries will be included on the list, the Adviser includes those companies: (1) that derive greater than 50% of their three-year average revenues from alcohol, gambling, tobacco or firearms, and (2) that have market capitalizations greater than $250 million in the case of domestic companies and greater than $750 million in the case of foreign companies.  The Adviser relies on numerous sources of relevant market information and data for purposes of evaluating the criteria for inclusion on the Prohibited Security List and the Adviser consults closely with each of the sub-advisers regarding their reliance on the list in connection with their acquisition of portfolio securities for the Funds.  The Prohibited Security List is updated at least annually by the Adviser.

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NEW COVENANT GROWTH FUND

INVESTMENT OBJECTIVE

The Growth Fund’s investment objective is long-term capital appreciation. Dividend income, if any, will be incidental.

PRINCIPAL STRATEGIES

Under normal market conditions, at least 80% of the Fund’s assets will be invested in a diversified portfolio of common stocks of companies that the Fund’s portfolio managers believe have long-term growth potential.

NEW COVENANT INCOME FUND

INVESTMENT OBJECTIVE

The Income Fund’s investment objective is a high level of current income with preservation of capital.

PRINCIPAL STRATEGIES

Under normal market conditions, at least 80% of the Fund’s assets will be invested in a diversified portfolio of bonds and other debt obligations of varying maturities.

NEW COVENANT BALANCED GROWTH FUND

INVESTMENT OBJECTIVE

The Balanced Growth Fund’s investment objective is to produce capital appreciation with less risk than would be present in a portfolio of only common stocks.

PRINCIPAL STRATEGIES

To pursue its objective, the Fund invests primarily in shares of the Growth Fund and the Income Fund, with a majority of its assets generally invested in shares of the Growth Fund.

NEW COVENANT BALANCED INCOME FUND

INVESTMENT OBJECTIVE

The Balanced Income Fund’s investment objective is to produce current income and long-term growth of capital.

PRINCIPAL STRATEGIES

To pursue its objective, the Fund invests primarily in shares of the Growth Fund and the Income Fund, with a majority of its assets generally invested in shares of the Income Fund.

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You should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds.  Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of the transaction.

The following information should be read in conjunction with the Funds’ Prospectus.  The investment practices described below, which apply to the Growth Fund and the Income Fund, are not fundamental (unless otherwise indicated) and may be changed by the Board of Trustees without approval of the shareholders.

The Adviser acts as a manager of managers for the Funds and selects and retains various sub-advisers.  The sub-advisers employ portfolio managers to make the day-to-day investment decisions regarding portfolio holdings of the Funds.

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EQUITY SECURITIES

The Growth Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below: common stocks, preferred stocks, convertible securities and warrants.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Growth Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Growth Fund to the risk that the issuer may discontinue paying dividends.

The effects of the sub-prime mortgage crisis that began to unfold in 2007 continue to manifest in nearly all the sub-divisions of the financial services industry.  Sub-prime mortgage related losses and write downs among investment banks and similar institutions reached significant levels in 2008, which continued into 2009.  The impact of these losses among traditional banks, investment banks, broker/dealers and insurers forced a number of large such institutions into either liquidation or combination, while drastically increasing the volatility of their stocks prices.  In some cases, the U.S. government has acted to bail out select institutions, such as insurers, however the risks associated with investment in stocks of such insurers has nonetheless increase substantially.

Congress passed legislation to provide the U.S. Department of the Treasury with the authority to issue up to $700 billion of Treasury securities to finance the purchase of troubled assets from financial institutions.  There can be no assurance that this legislation will cause the risks associated with investment in the stock market in general or in financial services company stocks to decrease.

Common Stock.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Growth Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid before any payments are made to the Growth Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Growth Fund.

Preferred Stock.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend is set at a fixed annual rate, it is subject to the risk that the dividend can be changed or omitted by the issuer.

Convertible Securities and Warrants.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Convertible securities include corporate bonds, notes and preferred stock that can be converted into, or exchanged for, a prescribed amount of common stock of the same or different issue within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend.  In addition to the general risks associated with equity securities discussed above, investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

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SMALL AND MEDIUM-SIZED COMPANIES

To the extent the Growth Fund invests in the equity securities of small and medium-sized companies, it will be exposed to the risks of smaller sized companies.  Small and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of smaller sized company securities held by the Growth Fund.  As a result, their performance may be more volatile and they may face greater risk of business failure, which could increase the volatility of the Growth Fund’s portfolio.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.  Debt securities are often issued on this basis.  No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. Securities purchased or sold on a when-issued, delayed-delivery or forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date.  Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the portfolio manager deems it appropriate to do so.

The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions.  For purposes of determining the Income Fund’s average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.

When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain cash, U.S. government securities or other liquid portfolio securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments.  In the case of a forward-commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding.  These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward-commitments and delayed-delivery transactions.

DEBT SECURITIES

The Income Fund invests in debt securities such as corporate bonds, securities issued or guaranteed by the U.S. government or one of its agencies and instrumentalities, bonds of international corporations or foreign governments, mortgage-backed and asset-backed securities, municipal bonds, and U.S. Treasury obligations.  Debt securities are generally subject to interest rate risk, credit risk, market risk and call risk.

Interest Rate Risk.  The risk that when interest rates increase, fixed-income securities held by the Fund decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.

Credit Risk.  This risk relates to the ability of the issuer to meet interest and principal payments, as they become due.  The ratings given a security by rating services such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Group (“S&P”) provide information regarding such credit risk.  The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security.

Market Risk.  All mutual funds are affected by changes in the economy and swings in investment markets.  These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

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Call Risk.  The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) earlier than expected.  This may happen when there is a decline in interest rates.  Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

HIGH YIELD/HIGH RISK SECURITIES

The Income Fund may invest a limited amount of assets in debt securities that are rated below investment grade (hereinafter referred to as “lower-rated securities”) or that are unrated but deemed equivalent to lower-rated securities by the portfolio managers.  The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risk.  The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise.  While less sensitive to changing interest rates than investment-grade debt, lower-rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers.  During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities, especially in a market characterized by only a small amount of trading and with relatively few participants. These factors can also limit the Income Fund’s ability to obtain accurate market quotations for these securities, making it more difficult to determine the Fund’s net asset value.

In cases where market quotations are not available, lower-rated securities are valued using guidelines established by the Board of Trustees.  Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower-rated or unrated security.

VARIABLE AND FLOATING RATE INSTRUMENTS

With respect to variable and floating-rate instruments that may be acquired by the Income Fund, the portfolio managers will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status to meet payment on demand.  Where necessary to ensure that a variable or floating-rate instrument meets the Fund’s quality requirements, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

FUTURES CONTRACTS

The Growth Fund and the Income Fund may each enter into financial futures contracts.  Such contracts may either be based on indexes of particular groups or varieties of securities (“Index Futures Contracts”), or be for the purchase or sale of debt obligations (“Debt Futures Contracts”).  Such futures contracts are traded on exchanges licensed and regulated by the Commodity Futures Trading Commission.  The Funds enter into futures contracts to gain a degree of protection against anticipated changes in interest rates that would otherwise have an adverse effect upon the economic interests of the Funds.  However, the costs of and possible losses from futures transactions will reduce a Fund’s yield from interest on its holdings of debt securities.  Income from futures transactions constitutes taxable gain.

For the Growth Fund and the Income Fund, the custodian marks cash, U.S. government securities or other liquid portfolio securities as segregated within the custody account in an amount equal to the value of the total assets committed to the consummation of futures positions.  If the value of the segregated securities declines, additional cash or securities are required to be marked on a daily basis so that the value of the segregated assets equals the amount of the Funds’ commitments with respect to such contracts.  Alternatively, the Funds may cover such positions by purchasing offsetting positions, or covering such positions partly with cash, U.S. government securities or other liquid portfolio securities, and partly with offsetting positions.

A Debt Futures Contract is a binding contractual commitment that, if held to maturity, requires each of the Growth Fund and the Income Fund to make or accept delivery, during a particular month, of obligations having a standardized face value and rate of return.  By purchasing a Debt Futures Contract, the Fund legally obligates itself to accept delivery of the underlying security and to pay the agreed price; by selling a Debt Futures Contract it legally obligates itself to make delivery of the security against payment of the agreed price.  However, positions taken in the futures markets are normally not held to maturity.  Instead they are liquidated through offsetting transactions which may result in a profit or loss.  While Debt Futures Contract positions taken by the Fund are usually liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous.

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A clearing corporation, associated with the exchange on which futures contracts are traded, assumes responsibility for close-outs of such contracts and guarantees that the sale or purchase, if still open, is performed on the settlement date.

By entering into futures contracts, each of the Growth Fund and the Income Fund seek to establish with more certainty than would otherwise be possible the effective rate of return on its portfolio securities.  A Fund may, for example, take a “short” position in the futures market by selling a Debt Futures Contract for future delivery of securities held by the Fund in order to hedge against an anticipated rise in interest rates that would adversely affect the value of such securities.  Or it might sell an Index Futures Contract based on a group of securities whose price trends show a significant correlation with those of securities held by a Fund.  When hedging of this character is successful, any depreciation in the value of portfolio securities is substantially offset by appreciation in the value of the futures position.  On other occasions the Fund may take a “long” position by purchasing futures contracts.  This is done when a Fund is not fully invested or expects to receive substantial proceeds from the sale of portfolio securities or of Fund shares, and anticipates the future purchase of particular securities but expects the rate of return then available in the securities markets to be less favorable than rates that are currently available in the futures markets.  The Funds expect that, in the normal course, securities will be purchased upon termination of a long futures position, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

Debt Futures Contracts currently involve only taxable obligations and do not encompass municipal securities.  The value of Debt Futures Contracts on taxable securities, as well as Index Futures Contracts, may not vary in direct proportion with the value of the Fund’s securities, limiting the ability of the Fund to hedge effectively against interest-rate risk.

The investment restriction concerning futures contracts does not specify the types of Index Futures Contracts into which the Growth Fund or the Income Fund may enter because it is impossible to foresee what particular indexes may be developed and traded or may prove useful to the Fund in implementing its overall risk-management strategies.  For example, price trends for a particular Index Futures Contract may show a significant correlation with price trends in the securities held by the Fund, even though the securities comprising the index are not necessarily identical to those held by the Fund. In any event, the Fund would not enter into a particular Index Futures Contract unless the portfolio managers determined that such a correlation existed.

To the extent the Funds use Index Futures Contracts and Debt Futures Contracts, they are traded actively through the CME Group.

SEGREGATED ASSETS

The Funds may be required to segregate assets (such as cash, U.S. government securities and other liquid portfolio securities) or otherwise provide coverage consistent with applicable regulatory policies.  This would be with respect to each Fund’s permissible obligations under the call and put options it writes, the forward foreign currency exchange contracts it enters into and the futures contracts it enters into.

OPTIONS ON FUTURES CONTRACTS

To attempt to gain additional protection against the effects of interest-rate fluctuations, the Growth Fund and the Income Fund may purchase and write (sell) put and call options on futures contracts that are traded on a U.S. exchange or board of trade and enter into related closing transactions.  There can be no assurance that such closing transactions will be available at all times.  In return for the premium paid, such an option gives the purchaser the right to assume a position in a futures contract at any time during the option period for a specified exercise price.

The Funds may purchase put options on futures contracts in lieu of, and for the same purpose as, sale of a futures contract.  It also may purchase such put options in order to hedge a long position in the underlying futures contract.

The purchase of call options on futures contracts is intended to serve the same purpose as actual purchase of the futures contracts.  The Funds may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested.

The Funds may write (sell) a call option and a futures contract in order to hedge against a decline in the price of the index or debt securities underlying the futures contract.  If the price of the futures contract at expiration is below the exercise price, the Funds would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

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The writing (selling) of put options on futures contracts is similar to purchase of the futures contracts, except that, if market price declines, the Fund would pay more than the current market price for the underlying securities or index units.  The net cost to the Fund would be reduced, however, by the premium received on sale of the puts, less any transaction costs.

COVERED CALL OPTIONS

The Growth Fund and the Income Fund may write (sell) covered call options on their portfolio securities in an attempt to enhance investment performance.  No more than 20% of a Fund’s net assets may be subject to covered options.

When the Growth Fund and the Income Fund write (sell) a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the “exercise price”) at any time during the option period, generally ranging up to nine months.  If the option expires unexercised, the Fund will realize gain to the extent of the amount received for the option (the “premium”) less any commission paid. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price.  By writing a covered option, the Fund forgoes, in exchange for the premium less the commission (“net premium”), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When the Growth Fund and the Income Fund sell an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit.  The amount of the deferred credit will be subsequently marked-to-market to reflect the current market value of the option written.  The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction (i.e., the Fund terminates its obligation as the writer of the option by purchasing a call option on the same security with the same exercise price and expiration date as the option previously written), the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option was sold) and the deferred credit related to such option will be eliminated.  If an option is exercised, the Fund will realize a long-term or short-term gain or loss from the sale of the underlying security, and proceeds of the sale will be increased by the net premium originally received.  The writing of covered options may be deemed to involve a pledge of the securities against which the option is being written.  Securities against which options are written will be segregated on the books of the Fund’s custodian.

RISKS OF FUTURES AND OPTIONS INVESTMENTS

Each of the Growth Fund and the Income Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts.  In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks.  Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts.  Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in a Fund’s portfolio.

Each of the Growth Fund and the Income Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options.  The portfolio managers will consider risk factors such as their creditworthiness when determining a broker-dealer with which to engage in options transactions.  The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.  Certain over-the-counter options may be deemed to be illiquid securities and may not be readily marketable.  The portfolio managers will monitor the creditworthiness of dealers with which the Funds enter into such options transactions under the general supervision of the Board of Trustees.

PURCHASING CALL OPTIONS

Each of the Growth Fund and the Income Fund may purchase call options to the extent that call option coverage by a Fund does not constitute more than 20% of the Fund’s total assets.  When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option.  The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.  The advantage of purchasing call options is that the Funds may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with those transactions.  The Funds may, following purchase of a call option, liquidate its position by effecting a closing sale transaction.  This is accomplished by selling an option of the same series as the option previously purchased.  The Funds will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid (less any commissions) to purchase the original call option; the Funds will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid (less any commissions) to purchase the original call option.

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Although the Growth Fund and the Income Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through exercise of such options.  Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which event the Funds would realize a capital loss that would be characterized as short-term unless the option was held for more than one year.

PURCHASING PUT OPTIONS

No more than 20% of either the Growth Fund’s or the Income Fund’s total assets may be subject to put options.  Each Fund will, at all times during which it holds a put option, own the security covered by such option.  The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if, at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by either the Growth Fund or the Income Fund gives it the right to sell one of its securities for an agreed-upon price up to an agreed-upon date.  The Funds may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”).  The ability to purchase put options will allow the Funds to protect unrealized gains in an appreciated security in their portfolios without actually selling the security.  If the security does not drop in value, the Funds will lose the value of the premium paid.  A Fund may sell a put option which it has previously purchased prior to sale of the securities underlying such option.  Such sale will result in a net gain or loss depending upon whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Growth Fund or the Income Fund may sell a put option purchased on individual portfolio securities.  Additionally, the Funds may enter into closing sale transactions.  A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

WRITING PUT OPTIONS

The Growth Fund and the Income Fund may also write put options on a secured basis, which means that a Fund will maintain, in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period.  The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put options written by the Funds.  Secured put options will generally be written in circumstances where the portfolio managers wish to purchase the underlying security for a Fund’s portfolio at a price lower than the current market price of the security.  In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.  With regard to the writing of put options, a Fund will limit the aggregate value of the obligations underlying such put options to 20% of its total net assets.

Following the writing of a put option, the Growth Fund or the Income Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction.  This is accomplished by buying an option of the same series as the option previously written. A Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

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LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Growth Fund and the Income Fund will not engage in transactions in futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of debt securities held in its portfolio or which it intends to purchase and where the transactions are appropriate to the reduction of the Fund’s risks.  The Trustees have adopted policies (which are not fundamental and may be modified by the Trustees without a shareholder vote) that, immediately after the purchase for a Fund of a futures contract or a related option, the value of the aggregate initial margin deposits with respect to all futures contracts (both for receipt and delivery), and premiums paid on related options entered into on behalf of the Fund, will not exceed 5% of the fair market value of the Fund’s total assets.  Additionally, the value of the aggregate premiums paid for all put and call options held by a Fund will not exceed 20% of its net assets. Futures contracts and put options written (sold) by a Fund will be offset by assets of the Fund held in a segregated account in an amount sufficient to satisfy obligations under such contracts and options.

FOREIGN SECURITIES

The Growth Fund and the Income Fund may invest up to 40% of their total assets in foreign securities.  The Funds may invest without limit in U.S. dollar denominated foreign securities.  The Income Fund may invest up to 40% of its assets in foreign bonds denominated in foreign currencies.  No more than 20% of a Fund’s total assets will be represented by a given foreign currency.

Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and that may favorably or unfavorably affect the Funds’ performance.  As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers.  Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, price volatility can be greater than in the U.S.  Fixed commissions on some foreign securities exchanges and bid-to-asked spreads in foreign bond markets are generally higher than commissions and bid-to-asked spreads in U.S. markets, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions.  There is generally less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Funds’ agents to keep currently informed about corporate actions that may affect the prices of portfolio securities.  Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.  Payment for securities without delivery may be required in certain foreign markets.  In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.  Investments in foreign securities may also entail certain risks such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries.  Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.  Further, to the extent investments in foreign securities involve currencies of foreign countries, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange-control regulations, and may incur costs in connection with conversion between currencies.

Investments in companies domiciled in emerging countries may be subject to potentially greater risks than investments in developed countries.  The possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries.  Each Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Growth Fund and the Income Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities.  A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

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The maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month, and forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts.  Also, forward contracts are traded directly between banks or currency dealers so that no intermediary is required.  A forward contract generally requires no margin or other deposit.  Closing transactions with respect to forward contracts are effected with the currency trader who is a party to the original forward contract.

The Growth Fund and the Income Fund may enter into foreign contracts in several circumstances.  First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of interest and dividend payments on a security it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such interest and dividend payments, as the case may be.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction, the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend payment is declared, and the date on which such payments are made or received.

The Funds’ activities involving forward contracts may be limited by the requirements of Subchapter M of the Internal Revenue Code, as amended, for qualification as a regulated investment company.

REPURCHASE AGREEMENTS

The Growth Fund and the Income Fund may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker-dealer that is recognized as a reporting government securities dealer, whose creditworthiness has been determined by the Adviser or sub-adviser.  A repurchase agreement, which provides a means for the Funds to earn income on monies for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) acquires a security (“Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund at the time of repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself.  For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), a repurchase agreement is deemed to be a loan to the seller of the Obligation and is therefore covered by the Funds’ investment restrictions applicable to loans.  Each repurchase agreement entered into by a Fund requires that if the market value of the Obligation becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation, on a daily basis, to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional securities, and the seller defaults on its obligation to repurchase, the Fund bears the risk of any drop in market value of the Obligation(s).  In the event that bankruptcy or insolvency proceedings were commenced with respect to a bank or broker-dealer before its repurchase of the Obligation, the Fund might encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation.  In the case of repurchase agreements, it is not clear whether a court would consider a repurchase agreement as being owned by the particular Fund or as being collateral for a loan by the Fund.  If a court were to characterize the transaction as a loan and the Fund had not perfected a security interest in the Obligation, the Funds could be required to return the Obligation to the bank’s estate and be treated as an unsecured creditor.  As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in that transaction.  The portfolio managers seek to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligations.

Securities subject to a repurchase agreement are held in a segregated account and the amount of such securities is adjusted on a daily basis so as to provide a market value at least equal to the repurchase price.  The Funds may not invest more than 15% of their net assets in repurchase agreements maturing in more than seven days.

REVERSE REPURCHASE AGREEMENTS

Each Fund may obtain funds for temporary defensive purposes by entering into reverse repurchase agreements with banks and broker-dealers.  Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by that Fund to repurchase the same assets at a later date at a fixed price.  During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities.  During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account consisting of cash, U.S. government securities or other liquid portfolio securities having a value at least equal to the repurchase price, plus accrued interest, subject to the agreement.  Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.  Reverse repurchase agreements are considered borrowings by the Fund, and as such are subject to the investment limitations discussed in the section entitled “Borrowing.”

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SECURITIES LENDING

To increase return on portfolio securities, the Growth Fund and the Income Fund may lend their portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned.  Invested collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the collateral.  Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit.  The Funds will not lend portfolio securities in excess of one-third of the value of their respective total assets, including collateral received from such loans.  There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.  In determining whether to lend securities, the Funds consider all relevant factors and circumstances, including creditworthiness of the borrower.  Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the applicable Fund must terminate the loan and vote the securities.  Alternatively, the Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Balanced Funds invest primarily in shares of the Growth Fund and the Income Fund.  The Balanced Funds believe that this diversification offers the opportunity to benefit from a variety of investment approaches and strategies employed by experienced investment professionals.  The Growth Fund and the Income Fund have adopted a policy by which they may invest in securities issued by other investment companies within the limitations of the 1940 Act, which permits them to acquire securities of registered open-end investment companies except pursuant to Section 12(d)(1)(F) and Section 12(d)(1)(G) under the 1940 Act.  As a shareholder of another investment company, the Funds would bear along with other shareholders their pro rata portion of the investment company’s expenses, including advisory fees.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES

The Income Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage banks, commercial banks and others.  The Fund also invests in mortgage-backed securities guaranteed primarily by the Government National Mortgage Association (“GNMA”).  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below.  The Fund may also invest in debt securities that are secured with collateral consisting of mortgage-backed securities (see “Collateralized Mortgage Obligations”), and in other types of mortgage-related securities.

A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment.  To the extent that such mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities.

When interest rates rise, mortgage prepayment rates decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund’s shares.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts, with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-related securities (such as securities issued by the GNMA) are described as “modified pass-through.”  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

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The principal governmental guarantor of mortgage-related securities is the GNMA.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development.  GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.  These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of the Fund’s shares.  Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages.  This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).  FNMA is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government.

FHLMC is a corporate instrumentality of the U.S. government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  FHLMC stock is owned by twelve Federal Home Loan Banks. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

In September 2008, the Federal Housing Finance Agency (“FHFA”) was appointed to be the Conservator of the FHLMC and the FNMA for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans.  Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit.  The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s investment quality standards.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.  The Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the portfolio managers determine that they meet the Fund’s quality standards.  Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

TO BE ANNOUNCED SECURITIES (“TBAs”)

The Income Fund may also utilize the “To Be Announced” (“TBA”) market for mortgage-backed securities.  The TBA market allows investors to gain exposure to mortgage-backed securities with certain broad characteristics (maturity, coupon, age) without taking delivery of the actual securities until the settlement day which is once every month.  In addition, the Income Fund may utilize the dollar roll market, in which one sells, in the TBA market, the security for current month settlement, while simultaneously committing to buy the same TBA security for next month settlement.  The Income Fund may also enter into TBA transactions.  A TBA transaction is a contract for the purchase or sale of mortgage-backed security for future settlement at an agreed upon date but does not include a specified pool number and number of pools or precise amount to be delivered.  TBA transactions include most mortgage-backed securities represented in the MBS Index and may also include mortgages that do not yet exist.  The Income Fund may also use the dollar roll market to postpone delivery when TBA investments are made.

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COLLATERALIZED MORTGAGE OBLIGATIONS (“CMOs”)

The Income Fund may invest in CMOs, which are hybrids between mortgage-backed bonds and mortgage pass-through securities.  Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class.  Investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds (“Bonds”).  Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third party trustee as security for the Bonds.  Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z.  The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bonds currently being paid off.  When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

STRIPPED MORTGAGE-BACKED SECURITIES

The Income Fund may also invest in stripped mortgage-backed securities, which are derivative multi-class mortgage securities.  The stripped mortgage-backed securities in which the Fund may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities.  Stripped mortgage-backed securities have greater market volatility than other types of mortgage securities in which the Fund may invest.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by the Fund.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these IO securities even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody’s, respectively.

Stripped mortgage-backed securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers.  The staff of the SEC has indicated that it views such securities as illiquid.  The Fund’s investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of the Fund’s net assets.

RISKS OF MORTGAGE-BACKED SECURITIES

Mortgage-backed securities differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity.  As a result, the holder of mortgage-backed securities (i.e., the Income Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages.  When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities.  For this reason, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of “locking in” long-term interest rates.

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A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund to a lower rate of return upon reinvestment.  To the extent that such mortgage-backed securities are held by the Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than, or may not appreciate as much as, the price of noncallable debt securities.  To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage-backed security would likely decline to the same extent as a conventional fixed-rate security.

In addition, to the extent mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder’s principal investment to the extent of the premium paid.  On the other hand, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to taxable shareholders, will be taxable as ordinary income.

The Fund may also invest in pass-through certificates issued by non-governmental issuers.  Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment.  Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance.  The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s quality standards.  The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the portfolio managers determine that the securities meet the Fund’s quality standards.

With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies.  Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.  The purchase of such securities is subject to the Fund’s limit with respect to investment in illiquid securities.

OTHER MORTGAGE-BACKED SECURITIES

The portfolio managers expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.  The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments the principal or interest payments of which may vary or the terms to maturity of which may differ from customary long-term fixed-rate mortgages.  As new types of mortgage-related securities are developed and offered to investors, the portfolio managers will, consistent with the Income Fund’s investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.  The Fund will not invest in any new types of mortgage-related securities without prior disclosure to shareholders of the Fund.

OTHER ASSET-BACKED SECURITIES

The Income Fund may also invest in other asset-backed securities.  The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets.  Through the use of trusts and special-purpose corporations, various types of assets, including automobile loans, computer leases and credit-card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure.  The Income Fund may invest in these and other types of asset-backed securities that may be developed in the future.  In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest-rate fluctuations.

Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile Receivables (“CARSsm”). CARSsm represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment-sales contracts and security interests in the vehicles securing the contracts.  Payments of principal and interest on CARSsm are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSsm may be affected by early prepayment of principal on the underlying vehicle sales contracts.  If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors.  As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

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Asset-backed securities present certain risks that are not presented by mortgage-backed securities.  Primarily, these securities may not have the benefit of any security interest in the related assets.  Credit-card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.  To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion.  Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool.  This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.  The Fund will not pay any additional or separate fees for credit support.  The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets.  Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses.  The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments.  The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, characteristics of the underlying assets, coupon rates on the securities, prevailing interest rates, administrative expenses and actual prepayment experience on the underlying assets.  Asset-backed security residuals not registered under the Securities Act of 1933, as amended (the “Securities Act”), may be subject to certain restrictions on transferability.  In addition, there may be no liquid market for such securities.

The availability of asset-backed securities may be affected by legislative or regulatory developments.  It is possible that such developments may require the Fund to dispose of any existing holdings of such securities.

ZERO COUPON SECURITIES

The Income Fund may invest in zero coupon securities, which pay no cash income and are sold at substantial discounts from their value at maturity.  When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity.  Zero coupon securities are subject to greater market-value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash).  Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow movements in the market value of the underlying common stock.  Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features, exercisable by the holder of the obligation, entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal (“coupons”) that have been separated by their holder, typically a custodian bank or investment brokerage firm.  A holder will separate the interest coupons from the underlying principal (the “corpus”) of the U.S. Treasury security.  A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (TIGRStm) and Certificate of Accrual on Treasuries (CATStm).  The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. government securities.  The Fund understands that the staff of the Securities and Exchange Commission (the “SEC”) no longer considers such privately stripped obligations to be U.S. government securities, as defined in the 1940 Act; therefore, the Fund intends to adhere to this staff position and will not treat such privately stripped obligations to be U.S. government securities for the purpose of determining if the Fund is “diversified” under the 1940 Act.

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The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system.  The Federal Reserve program as established by the Treasury Department is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.”  Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments.  Once stripped or separated, the principal and coupons may be sold separately.  Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

RESETS

The interest rates paid on the Adjustable Rate Mortgages (“ARMs”) and CMOs in which the Income Fund may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest-rate index.  There are three main categories of indexes: those based on U.S. Treasury securities; those derived from a calculated measure such as a cost-of-funds index; or a moving average of mortgage rates.

CAPS AND FLOORS

The underlying mortgages which collateralize the ARMs and CMOs in which the Income Fund invests will frequently have caps and floors that limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan.  Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than by limiting interest-rate changes.  These payment caps may result in negative amortization.

RULE 144A SECURITIES

The Funds may purchase securities which are not registered under the Securities Act, but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act.  In some cases, such securities are classified as “illiquid securities,” however, any such security will not be considered illiquid so long as it is determined by the Adviser or sub-adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security.  This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

ILLIQUID SECURITIES

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons.  Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Adviser determines that a liquid trading market exists).

CONVERTIBLE SECURITIES

The Growth Fund may invest in convertible securities.  Common stock occupies the most junior position in a company’s capital structure. Convertible securities entitle the holder to exchange those securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert.  The provisions of any convertible security determine its ranking in a company’s capital structure.  In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors, but are senior to the claims of preferred and common shareholders.  In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

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SWAPS

To help enhance the value of its portfolio or manage its exposure to different types of investments, the Income Fund may enter into interest-rate, currency and mortgage-swap agreements and may purchase and sell interest-rate “caps,” “floors” and “collars.”  The potential loss from investing in swap agreements is much greater than the amount initially invested.  This would protect the Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.  The Fund will enter into interest-rate swaps only on a net basis (i.e., the two payment streams will be netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments).  The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest-rate swap will be accrued on a daily basis and an amount of cash or liquid portfolio securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian bank.  Interest-rate swaps do not involve the delivery of securities or other underlying assets or principal.  Thus, if the other party to an interest-rate swap defaults, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances.  For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest-rate exceeds an agreed-upon level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest-rate falls below an agreed-upon level.  A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed-upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund’s performance.  Swap agreements involve risks depending upon the other party’s creditworthiness and ability to perform, as judged by the portfolio managers, as well as the Fund’s ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

REAL ESTATE INVESTMENT TRUSTS (REITs)

The Growth Fund and the Income Fund each may invest up to 10% of its net assets in real estate investment trusts (“REITs”). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.  Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments.  In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended.  Equity and mortgage REITs are dependent upon management skill, and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

BORROWING

Each Fund has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investments and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Fund’s total assets less liabilities (other than borrowings).  No Fund will purchase securities while borrowings in excess of 5% of its total assets are outstanding.

OTHER INVESTMENTS

Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Funds to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the Fund’s investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

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TEMPORARY DEFENSIVE PURPOSES

For temporary defensive purposes, the Funds may invest without limit in high-quality money-market securities.  The Funds may also, for temporary defensive purposes, invest in shares of no-load, money-market mutual funds.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are considered fundamental, which means that they may only be changed by the vote of a majority of a Fund’s outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of a Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of a Fund’s outstanding shares.  The percentage restrictions described below are applicable only at the time of investment and require no action by the Funds as a result of subsequent changes in value of the investments or the size of a Fund.

RESTRICTIONS APPLICABLE TO ALL FUNDS:

The Funds may not:

1.
Purchase securities which would cause more than 25% of the value of the Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry.  For purposes of this limitation, U.S. government securities are not considered members of any industry.

2.
Borrow money or issue senior securities as defined in the 1940 Act except that (a) the Funds may borrow money in an amount not exceeding one-third of the Fund’s total assets at the time of such borrowings, and (b) the Fund may issue multiple classes of shares.  The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or the issuance of shares of senior securities.

3.
With respect to 75% of the Fund’s total assets, purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. government and its instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.  This restriction shall not apply to shares of the Balanced Funds.

4.
Make loans or lend securities, if as a result thereof, more than 50% of the Fund’s total assets would be subject to all such loans.  For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

5.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in REITs, securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

6.
Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Funds’ investment program may be deemed an underwriting.

7.	Purchase or sell commodities except that the Fund may enter into futures contracts and related options, forward investing contracts and other similar instruments.

The Funds have adopted the following non-fundamental restrictions.  These non-fundamental restrictions may be changed by the Board of Trustees, without shareholder approval, in compliance with applicable law and regulatory policy.

1.	The Funds shall not invest in companies for purposes of exercising control or management.

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2.
The Funds shall not purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

3.
The Funds shall not sell securities short, unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

4.
The Funds shall not purchase any security while borrowings representing more than 5% of the Fund’s total assets are outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).

5.
The Funds will invest no more than 15% of the value of their net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable.

MANAGEMENT OF THE FUNDS

THE BOARD OF TRUSTEES & OFFICERS

The operations of each Fund are under the direction of the Board of Trustees. The Board establishes each Fund’s policies and oversees and reviews the management of each Fund.  The Board meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Funds.  The Board also reviews the various services provided by the Adviser to ensure that each Fund’s general investment policies and programs are being carried out and administrative services are being provided to the Funds in a satisfactory manner.

The Trustees, including those Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), and the executive officers of the Trust and their principal occupations during the past five years are set forth below.  Unless otherwise stated, the address of each Trustee and officer is c/o the Adviser, 200 East Twelfth Street, Jeffersonville, IN 47130.

Name and Age	Position(s) Held With Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/Directorships Held by Trustee
INDEPENDENT TRUSTEES
F. Kenneth Bateman Age: 69	Trustee and Chairman of the Board	Since Inception	Attorney, Gerber & Bateman, P.A. (law firm) (1999 to present); Attorney, Potter, Mills & Bateman, P.A. (law firm) (1997 to 1999)	4	None
Gail C. Duree Age: 63	Trustee and Vice Chairman of the Board	Since Inception Since May 2008	Independent Financial Consultant, Montview Boulevard Presbyterian Church, Treasurer (1994 to present); Women’s Foundation of Colorado (1995 to present); Alpha Gamma Delta Foundation Board (philanthropic organization) (2005 to present)	4	None
Henry H. Gardiner, CFA Age: 65	Trustee	Since May 2008	National Accounts Manager, SunGard iWORKS, Aurora, Colorado (2000 to present)	4	None
Elinor K. Hite Age: 67	Trustee	Since May 2008	Independent Human Resources Consultant (2008 to present) Senior Vice President of Human Resources, YMCA of the USA, Chicago, Illinois (2005 to 2008); Director of Human Resources, Jenner & Block LLP (1999 to 2005)	4	None

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Name and Age	Position(s) Held With Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/Directorships Held by Trustee
Donald B. Register Age: 72	Trustee	Since Inception	Retired; Pastor, Sixth-Grace Presbyterian Church, Chicago, IL (1998 to 2005)	4	None
William C. Lauderbach Age: 66	Trustee	Since August 2005	Retired; Executive Vice President and Senior Investment Officer, Chemical Bank and Trust Company, Midland, Michigan (1985 to 2008)	4	None
INTERESTED TRUSTEES
Robert E. Leech** Age: 64	Trustee and President	Since May 2005	Retired; President and Chief Executive Officer of the Presbyterian Church (U.S.A.) Foundation (2000 to 2009)	4	None
Samuel W. McNairy*** Age: 67	Trustee	Since August 2005	Retired; Deloitte & Touche LLP (audit, tax, consulting, and financial advisory services firm) (1964 to 2001; retired as partner in 2001); Trustee, Presbyterian Church (U.S.A.) Foundation (2005 to present)	4	None
*	Each Trustee shall hold office for life or until his or her successor is elected and qualified or until the Trust terminates.
**	Mr. Leech is deemed to be an “Interested Trustee” due to his status as an officer of the Trust and an affiliated person of the Adviser.
***	Mr. McNairy is deemed to be an “Interested Trustee” due to his status as an affiliated person of the Adviser.

Name and Age	Position (s) Held With Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
EXECUTIVE OFFICERS
Paul H. Stropkay Age: 38	Senior Vice President	Since August 2008
Senior Vice President & Chief Investment Officer, New Covenant Trust Company (2008 – present); Director, Citizens Bank (2006 – present); Vice President (Partner), Harvey Investment Company, LLC (2001 – 2008)

Cathy C. Benge** Age: 53	Chief Compliance Officer, Anti-Money Laundering Compliance Officer	Since February 2009
Chief Compliance Officer, Presbyterian Foundation, New Covenant Trust Company, New Covenant Funds Distributor (2009 – present); Compliance Specialist, Presbyterian Foundation (2006 – 2009); ADM Specialist, New Covenant Trust Company (2005 – 2006); Project Manager, Humana (2004 – 2005); Finance Manager, Amatrol (2002 – 2004)

Patrick J. Rudnick 615 E. Michigan St. Milwaukee, WI 53202 Age: 36	Treasurer	Since April 2008	Vice President, U.S. Bancorp Fund Services, LLC (2006 – present); Manager, PricewaterhouseCoopers LLP (1999 – 2006)
James R. Matel 615 E. Michigan St. Milwaukee, WI 53202 Age: 38	Secretary and Assistant Treasurer	Since April 2008	Assistant Vice President, Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (1995 – present)
*	Each officer serves until his or her successor shall have been elected and qualified or until his or her earlier resignation.
**	The Trust’s Chief Compliance Officer (“CCO”) is also an employee of the Adviser. The Funds reimburse the Adviser for a portion of the CCO’s annual compensation paid by the Adviser.

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BOARD COMMITTEES

The Board has an Audit Committee, a Valuation Committee, and a Nominating and Corporate Governance Committee, each of which is comprised solely of the Independent Trustees, currently Mr. Bateman, Ms. Duree, Mr. Gardiner, Ms. Hite, Mr. Lauderbach, and Mr. Register.  The Audit Committee makes recommendations to the Board of Trustees with respect to the engagement of independent auditors and reviews with the independent auditors the plan and results of the audit engagement and matters having a material effect on the Trust’s financial operations.  The Audit Committee held three meetings during the Trust’s last fiscal year.

The Nominating and Corporate Governance Committee is responsible for the selection and nomination of candidates to serve as Trustees.  The Nominating and Corporate Governance Committee does not have a stated policy for considering nominees recommended by shareholders. The Nominating and Corporate Governance Committee held two meetings during the Trust’s last fiscal year.

The Valuation Committee is responsible for overseeing the valuation of the portfolio securities held by the Funds through the Adviser’s implementation of the Trust’s procedures with respect to valuation of portfolio securities.  The Valuation Committee met four times during the Trust’s last fiscal year.

PROXY VOTING POLICY

The Adviser shall consider only those factors that relate to the shareholder’s investment including how its vote will economically and socially responsibly impact and affect the value of the client’s investment, mindful that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the client.

Proxy votes generally will be cast in favor of proposals that:

1) maintain or strengthen the shared interests of shareholders and management;

2) increase shareholder value;

3) maintain or increase shareholder influence over the issuer’s board of directors and management;

4) maintain or increase the rights of shareholders;

5) are consistent with the socially responsible policies of the Presbyterian Church (U.S.A.); and

6) maintain or enhance the integrity and oversight of the corporation and its public reporting.

Proxy votes generally will be cast against proposals having the opposite effect.  From time-to-time, the Adviser will abstain or provide a “No” vote in situations where the Adviser determines that the matter is too costly to research thoroughly.

In exercising its voting discretion, the Adviser and its employees shall avoid any direct or indirect conflict of interest raised by such voting decision.  The Adviser will notify the Trustees if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to the Adviser or any affiliate of the Adviser.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 877-835-4531; (ii) on the Funds’ web site at http://www.NewCovenantFunds.com; and (iii) on the SEC’s web site at http://www.sec.gov.

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SECURITY AND OTHER INTERESTS

No officer or employee of the Adviser receives any compensation from the Funds for serving as an officer or Trustee of the Trust.  The Funds do not compensate the officers or Trustees of the Trust for the services they provide to the Funds.1  The Funds do reimburse officers and Trustees of the Trust for out-of-pocket expenses incurred in providing their services to the Trust.

As of September 30, 2009, the Trustees and officers of the Trust individually and as a group owned beneficially less than 1% of the outstanding shares of any Fund.  The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Funds as of December 31, 2008.

Trustees	Dollar Range of Equity Securities in the Growth Fund	Dollar Range of Equity Securities in the Income Fund	Dollar Range of Equity Securities in the Balanced Growth Fund	Dollar Range of Equity Securities in the Balanced Income Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee within the Family of Investment Companies
Independent Trustees
F. Kenneth Bateman	Over $100,000	None	None	None	Over $100,000
Gail C. Duree	$1 - $10,000	$1-$10,000	$1 - $10,000	$1 - $10,000	$10,001 - $50,000
Henry Gardiner*	None	None	None	None	None
Elinor Hite*	$1 - $10,000	None	None	$1 - $10,000	$1 - $10,000
Donald B. Register	None	None	$1-$10,000	None	$1-$10,000
Alison John **	None	None	None	None	None
William C. Lauderbach	$10,001 - $50,000	$10,001 - $50,000	None	None	$10,001-$50,000

Interested Trustees
Robert E. Leech	$10,001 - $50,000	None	None	None	$10,001-$50,000
Samuel W. McNairy	$10,001 - $50,000	$10,001 - $50,000	None	None	$10,001-$50,000
*	Mr. Gardiner and Ms. Hite each became a Trustee on May 19, 2008.
**	Ms. John resigned from the Board effective May 18, 2009.

The Adviser, which operates as a “manager of managers,” and the Trust have obtained an exemptive order from the SEC that permits the Adviser, with the approval of the Board of Trustees, to retain unaffiliated sub-advisers for a Fund without submitting the sub-advisory agreements to a vote of the Fund’s shareholders.  In the event that there is a change in any of the sub-advisers to the Funds, shareholders will receive information about the change and about any new sub-advisers selected.  While shareholders are not permitted to vote on the selection of new sub-advisers, they retain the right to vote on any material change to the Adviser.  The Adviser has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control persons (those owning more than 25% of the voting securities, which can effect the control on the voting securities of other security holders) have been marked below with an asterisk.  Principal holders are those persons who own 5% or greater of a Fund’s voting securities.  As of September 30, 2009, the following persons owned beneficially or of record, the following percentage of each Fund’s voting securities:

NAME AND ADDRESS	PERCENTAGE OF FUND’S VOTING SECURITIES

NEW COVENANT GROWTH FUND:

NATIONAL FINANCIAL SERVICES, LLC
200 LIBERTY ST
ONE FINANCIAL CENTER
NEW YORK, NY 10281

[1]	The CCO is also an employee of the Adviser. The Funds reimburse the Adviser for a portion of the CCO’s annual compensation paid by the Advisor.

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NEW COVENANT BALANCED GROWTH FUND
200 EAST TWELFTH ST
JEFFERSONVILLE, IN 47130-3854

NEW COVENANT INCOME FUND:

NATIONAL FINANCIAL SERVICES, LLC
200 LIBERTY ST
ONE FINANCIAL CENTER
NEW YORK, NY 10281

NEW COVENANT BALANCED GROWTH
200 EAST TWELFTH ST
JEFFERSONVILLE, IN 47130-3854

NEW COVENANT BALANCED INCOME
200 EAST TWELFTH ST
JEFFERSONVILLE, IN 47130-3854

INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

To assist the Trustees and officers in carrying out their duties and responsibilities, the Trust has employed One Compass Advisors (the “Adviser”) as the Funds’ investment adviser.  One Compass Advisors was formerly known as the NCF Investment Department of New Covenant Trust Company, N.A.  New Covenant Trust Company, N.A. is a subsidiary of the Presbyterian Church (U.S.A.) Foundation, which for many years administered an investment program for institutions prior to creating the Trust Company and sponsoring the Funds.

The Adviser is a separate division of New Covenant Trust Company, N.A. and is registered as an investment adviser with the SEC.  Prior to May 14, 2001, New Covenant Trust Company, N.A. served as investment adviser to the Funds.  As of May 14, 2001, New Covenant Trust Company, N.A. assigned the Investment Advisory Agreement for the Funds to the Adviser.

The Trust and the Adviser have entered into an Investment Advisory Agreement with respect to each Fund (each, an “Agreement,” together, the “Agreements”).  The Agreements will continue in effect from year to year only if such continuance is approved annually by either the Board of Trustees or by a vote of a majority of the outstanding voting securities of the respective Fund, and in either case by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party to the Agreements, voting in person at a meeting called for the purpose of voting on such approvals.  The Agreements were continued for the year ending June 30, 2010 by vote of the Trustees at a meeting of the Board of Trustees on May 18, 2009.  The Agreements may be terminated at any time without penalty by the Board of Trustees, by votes of the shareholders or by the Adviser, upon sixty days written notice. The Agreements terminate automatically if assigned.

For providing investment advisory services and assuming certain Fund expenses, the Growth Fund pays the Adviser a monthly fee at the annual rate of 0.99% of the value of the Growth Fund’s average daily net assets and the Income Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the value of the Income Fund’s average daily net assets.  The advisory fees received by the Adviser are used to pay the fees of the sub-advisers. The Adviser does not receive advisory fees for the Balanced Funds.

During the fiscal years ended June 30, 2007, 2008 and 2009, the Adviser received the following fees from the Funds for its services (net of waivers or reimbursements, as described below):

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	2007*	2008*	2009*
New Covenant Growth Fund	$7,821,156	$7,604,038	$5,085,714
New Covenant Income Fund	$3,169,362	$3,137,339	$2,428,175
New Covenant Balanced Growth Fund	$0	$0	$0
New Covenant Balanced Income Fund	$0	$0	$0
* During the fiscal years ended June 30, 2007, 2008 and 2009, the Adviser waived a portion of its advisory fee in an amount equivalent to the shareholder services fees paid by the Growth Fund and Income Fund.  These amounts totaled $1,740,400 and $868,393 in 2007, and $1,697,708 and $857,855 in 2008 and $1,123,015 and $652,129 in 2009 for the Growth Fund and Income Fund, respectively.  The Adviser also reimbursed the Balanced Growth Fund and Balanced Income Fund in an amount equivalent to the shareholder services fees paid by the Balanced Growth Fund and Balanced Income Fund.

Investment Advisory Services: The Adviser provides a continuous investment program for each of the Funds in accordance with each Fund’s investment objectives, policies, and restrictions as stated in such Fund’s Prospectus and Statement of Additional Information and all amendments or supplements thereto, and resolutions of the Board of Trustees as may be adopted from time to time.  The Adviser further agrees that it:

(a)
will supervise and direct each Fund’s investments and shall have the discretion to determine from time to time what investments, securities, commodities or financial futures contracts will be purchased, retained, sold or lent by the Funds and what portion of the assets will be invested in cash;

(b)
for purposes of managing the Funds the Adviser may appoint one or more sub-advisers (as provided in the section below) to which it may delegate all of any portion of the responsibilities granted to it herein; and

(c)
will conform with all applicable Rules and Regulations of the SEC as they pertain to the registration of the Trust and, in addition, will conduct its activities under this Agreement in accordance with any applicable regulations of any governmental authority pertaining to the investment advisory activities of the Adviser.

In addition to managing the investments, the Adviser also makes recommendations with respect to other aspects and affairs of the Funds.  The Adviser also furnishes the Funds with certain administrative services, office space and equipment.  All other expenses incurred in the operation of the Funds are borne by the respective Funds.

THE SUB-ADVISERS

The Adviser has entered into sub-advisory agreements with each sub-adviser to assist in the selection and management of each Fund’s investment securities.  In this regard, the Trust has received from the SEC an exemptive order that permits the Adviser to engage and terminate sub-advisers without shareholder approval.  It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for the Funds.  The sub-advisers also place purchase and sell orders for portfolio transactions of the Funds consistent with social-witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.) and in accordance with each Fund’s investment objective and policies.

The Adviser pays each sub-adviser a quarterly fee for their services in managing assets of the Funds.  Such fees are based on the annual rates noted below.  The Adviser pays the sub-advisers’ fees directly from its own advisory fees.  The sub-advisory fees are based on the assets of a Fund to which a sub-adviser is responsible for making investment decisions.  The Adviser allocates the portion of each Fund’s assets for which a sub-adviser will make investment decisions.  Reallocations may be made at any time at the Adviser’s discretion.

Name of Current Sub-Adviser	Fund Name	Annual Sub-Advisory Fee as a Percentage of Assets Managed
Robert W. Baird & Co. Incorporated*	Income Fund	0.15% of the assets
Capital Guardian Trust Company	Growth Fund	0.750% of the first $25 million; 0.600% of the next $25 million; 0.475% of the next $200 million; and 0.425% on assets over $250 million (less 10% eleemosynary discount)

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EARNEST Partners, LLC*	Income Fund	0.15% of the assets
Santa Barbara Asset Management, LLC	Growth Fund	0.50% of the assets Effective 7/1/09: 0.45% of the assets
Sound Shore Management, Inc.	Growth Fund	0.75% of the first $10 million and 0.50% on assets over $10 million
Sterling Capital Management LLC*	Income Fund	0.15% of the assets
TimesSquare Capital Management, LLC**	Growth Fund	0.80% of the first $50 million; 0.70% of the next $50 million; and 0.60% of assets over $100 million
Wellington Management Company, LLP	Growth Fund	0.25% of the first $100 million; 0.20% of the next $400 million and 0.175% of assets over $500 million

*	Robert W. Baird & Co. Incorporated, EARNEST Partners, LLC and Sterling Capital Management LLC became sub-advisers to the Income Fund as of January 1, 2009.
**	TimesSquare Capital Management, LLC became a sub-adviser to the Growth Fund on April 20, 2009.

During the fiscal years ended June 30, 2007, 2008 and 2009, the sub-advisers received the following as compensation for their services:

	2007	2008	2009
Robert W. Baird & Co., Incorporated	N/A	N/A
Capital Guardian Trust Company	$726,340	$630,888
EARNEST Partners, LLC	N/A	N/A
Mazama Capital Management, Inc.*	$333,840	$306,527
Russell Implementation Services, Inc.	N/A	N/A
Santa Barbara Asset Management, LLC	$417,005	$432,744
Sound Shore Management, Inc.	$694,722	$643,340
Sterling Capital Management LLC	N/A	N/A
TimesSquare Capital Management, LLC	N/A	N/A
Tattersall Advisory Group, Inc.	$553,359	$546,713
Wellington Management Company, LLP	$1,185,690	$1,153,781
*
Mazama Capital Management, Inc. was terminated on July 31, 2008, as sub-adviser to the New Covenant Growth Fund and was replaced by Russell Implementation Services, Inc., which was replaced by TimesSquare Capital Management, LLC.

Continuance of the sub-advisory agreements must be specifically approved at least annually (i) by vote of the Trustees or by vote of the shareholders of the Funds, and (ii) by vote of a majority of the Trustees who are not parties to the sub-advisory Agreements or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  Each sub-advisory agreement will terminate if assigned, and is terminable at any time without penalty by the sub-adviser or by the Trustees of the Trust, or by a majority of the outstanding shares of the applicable Funds on 60 days’ written notice to the Adviser and the sub-adviser.  Please see Appendix B of this SAI for additional information on the sub-advisers.

EXPENSES

Each Fund pays all expenses not assumed by the Adviser, including, but not limited to: Trustees’ expenses; audit fees; legal fees; interest expenses; brokerage commissions; registration and notification of shares for sale with the SEC and with various state securities commissions; taxes; cost of insurance; fees of the Funds’ administrator, custodian, fund accountant, transfer agent or other service providers; costs of obtaining quotations of portfolio securities; and the pricing of Fund shares.

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CODE OF ETHICS

The Trust and the Adviser, jointly, each sub-adviser, and New Covenant Funds Distributor, Inc., separately, have adopted Codes of Ethics designed to prevent affiliated persons of the Trust, the Adviser, each sub-adviser and New Covenant Funds Distributor, Inc. from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds.  Each Code of Ethics permits personnel subject to that code to, under certain circumstances, invest in securities, including securities that may be purchased or held by a Fund.  These Codes of Ethics are available to the public through the SEC.

OTHER SERVICE PROVIDERS

DISTRIBUTOR

New Covenant Funds Distributor, Inc. (an affiliate of New Covenant Trust Company, N.A.) serves as the principal underwriter (the “Distributor”) for the Trust pursuant to a Distribution Agreement.  The Distribution Agreement is effective as of February 22, 2006 for an initial two-year term and is renewable annually thereafter.  The Distribution Agreement was continued for an annual term at a meeting of the Board of Trustees on May 18, 2009.  The Distribution Agreement is terminable without penalty on 60 days’ written notice, by the Board of Trustees, by vote of a majority of the outstanding voting securities of the Trust, or by the Distributor.  The Distribution Agreement will also terminate automatically in the event of its assignment.  Currently, the Funds do not pay any fees to the Distributor.  The Distributor’s business address is 200 East Twelfth Street, Jeffersonville, Indiana 47130.

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (“USBFS”) provides transfer agency services for the Funds. As part of these services, USBFS processes shareholder transactions and provides shareholder information services, compliance reporting, and identity theft prevention and anti-money laundering services. USBFS maintains the Trust’s records in connection with the services it provides.  USBFS’ business address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ADMINISTRATION AGREEMENT AND FUND ACCOUNTING AGREEMENT

USBFS provides fund accounting and administration services to the Funds. The Trust has a Fund Accounting Servicing Agreement and a Fund Administration Servicing Agreement (together, the “Service Agreements”) with USBFS.  The services include the day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds’ activities, calculation of each Fund’s net asset value in accordance with the provisions of the Funds’ current Prospectus, and certain supplemental services in connection with the Trust’s obligations under the Sarbanes-Oxley Act of 2002.  Under the terms of the Fund Accounting Servicing Agreement, USBFS is entitled to a fee computed at an annual rate of 0.02% of the Trust’s average daily net assets for the first $500,000,000, 0.01% for the next $500,000,001 to $1,000,000,000, and 0.0075% for amounts over $1,000,000,000.  Under the terms of the Fund Administration Servicing Agreement, USBFS is entitled to a fee computed at an annual rate of 0.03% of the Trust’s average daily net assets for the first $500,000,000, 0.02% for the next $500,000,001 to $1,000,000,000, and 0.01% for amounts over $1,000,000,000.

Prior to April 14, 2008, Citi Fund Services Ohio, Inc. (“Citi”), located at 3435 Stelzer Road, Columbus, Ohio 43219, served as accountant and administrator to the Funds. Under the terms of the Citi Fund Accounting Agreement, Citi was entitled to a fee computed at an annual rate of 0.03% of the Trust’s average daily net assets for the first $500,000,000, 0.0225% for the next $500,000,001 to $5,000,000,000, and 0.01% for amounts over $5,000,000,000.  For the period April 22, 2005 through April 1, 2007, the Citi Fund Administration Agreement fee was computed at an annual rate of 0.02% of the Trust’s average daily net assets, with an annual waiver of $280,000; for the period April 1, 2007, through April 11, 2008, the fee was computed at an annual rate of 0.01% of the Trust’s average daily net assets.

For the period from April 14, 2008 to June 30, 2008, and for the fiscal year ended June 30, 2009, the Funds paid USBFS the following fees for administration and accounting services:

	2008	2009
New Covenant Growth Fund	$ 121,732	$ 131,766
New Covenant Income Fund	$ 77,743	$ 86,303
New Covenant Balanced Growth Fund	$ 39,691	$ 49,728
New Covenant Balanced Income Fund	$ 14,248	$ 17,297

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For the fiscal year ended June 30, 2007 and for the period from July 1, 2007 to April 11, 2008, the Funds paid Citi the following fees for administrative and accounting services (net of waivers, as described below):

	2007*	2008
New Covenant Growth Fund	$ 359,781	$ 253,251
New Covenant Income Fund	$ 206,408	$ 141,593
New Covenant Balanced Growth Fund	$ 109,958	$ 82,597
New Covenant Balanced Income Fund	$ 41,614	$ 30,274
*
During the fiscal year ended June 30, 2007, Citi contractually waived a portion of its administration fee.  Amounts waived for 2007 totaled $104,513, $59,272, $36,343 and $13,546 for the Growth Fund, Income Fund, Balanced Growth Fund and Balanced Income Fund, respectively.

SHAREHOLDER SERVICES AGREEMENTS

The Trust is a party to certain shareholder services agreements pursuant to which the Funds are authorized to make payments to certain entities which may include investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship.  Under the terms of each shareholder services agreement, a Fund is authorized to pay an Authorized Service Provider (which includes affiliates of the Funds) a shareholder services fee at the rate of 0.25% on an annual basis of the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.  Among the types of shareholder services that may be compensated under the Agreements are: (1) answering customer inquiries of a general nature regarding the Funds; (2) responding to customer inquiries and requests regarding statements of additional information, reports, notices, proxies and proxy statements, and other Fund documents; (3) delivering prospectuses and annual and semi-annual reports to beneficial owners of Fund shares; (4) assisting the Trust in establishing and maintaining shareholder accounts and records; and (5) assisting customers in changing account options, account designations, and account addresses, and providing such other shareholder administrative services as may be reasonably requested.

During the fiscal year ended June 30, 2009, the Growth Fund, Income Fund, Balanced Growth Fund and Balanced Income Fund made payments pursuant to such shareholder services agreements of $1,123,015, $652,129, $564,303 and $198,607, respectively, a substantial majority of which payments were made to an affiliate of the Adviser.  In connection with the implementation and operation of the shareholder services agreements, the Adviser has agreed to waive the amount of the investment advisory fees payable to it by any Fund to the extent of the amount paid in fees by a Fund to any Authorized Service Provider under the shareholder services agreements.  Effective July 1, 2009, the Board has approved a modification to this waiver such that the Adviser will waive a portion of the investment advisory fees payable to it of up to 0.17% of average net assets of each of the Growth Fund, the Balanced Growth Fund and the Balanced Income Fund, and up to 0.25% of average net assets of the Income Fund for fees paid by the Funds to any Authorized Service Provider under the shareholder services agreements.

CUSTODIAN SERVICES

JPMorgan Chase Bank N.A. (“JPMorgan”), 270 Park Avenue, New York, NY 10017-2070, serves as custodian for the Funds pursuant to a Custodian Agreement.  As custodian, JPMorgan holds or arranges for the holding of all portfolio securities and other assets of the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm of Ernst & Young LLP (“E&Y”), 1900 Scripps Center, 312 Walnut Street, Cincinnati, OH 45202, has been designated as independent registered public accounting firm for each Fund.

LEGAL COUNSEL

Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, serves as legal counsel for the Trust.

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BROKERAGE

The Adviser and sub-advisers, in effecting the purchases and sales of portfolio securities for the account of the Funds, will seek execution of trades either, (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Adviser or sub-adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Adviser or sub-advisers may use research and services provided to it by brokers and dealers in servicing all its clients.  Fund orders may be placed with an affiliated broker-dealer.  Portfolio orders will be placed with an affiliated broker-dealer only where the price being charged and the services being provided compare favorably with those charged to the Funds by non-affiliated broker-dealers.  Over-the-counter transactions are usually placed with a principal market-maker unless a better net security price is obtainable elsewhere.  The Adviser and the sub-advisers may also consider the selection of those brokers that provide brokerage/service arrangements to the Funds such as commission recapture programs pursuant to which the broker agrees to pay for certain services provided to the Funds.  The Funds are currently parties to such brokerage/service arrangements with certain brokers.

With respect to brokerage transactions for the Growth Fund for the fiscal year ended June 30, 2009, the sub-advisers for the Growth Fund purchased and sold securities for a total transaction amount of $__________ through brokers that provided research services to the sub-advisers and the Funds and paid $__________ in commissions to such brokers.

The aggregate dollar amounts of brokerage commissions paid by the Funds were as follows:

Commissions Paid

	For the fiscal year ended June 30:
Fund Name	2007	2008	2009
Growth Fund	$1,008,001	$1,041,569	$964,401
Income Fund	$7,602	$0	$0
Balanced Growth Fund	$0	$0	$0
Balanced Income Fund	$0	$0	$0

As of the year ended June 30, 2009, the New Covenant Growth Fund and New Covenant Income Fund did not invest in securities of their broker dealers.

GENERAL INFORMATION

SHARES OF BENEFICIAL INTEREST

The Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share.  There are no conversions or preemptive rights in connection with any shares of the Funds, nor are there cumulative voting rights with respect to the shares of any of the Funds.  Each of a Fund’s shares has equal voting rights.  Each issued and outstanding share of a Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

All issued and outstanding shares of each Fund will be fully paid and non-assessable and will be redeemable at net asset value per share.  The interests of shareholders in the Funds will not be evidenced by a certificate or certificates representing shares of a Fund.

The Board of Trustees has authority, without necessity of a shareholder vote, to create any number of new series or classes.  The Trustees have authorized one class of shares to be issued currently.

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PURCHASES, REDEMPTIONS, AND PRICING OF SHARES

NET ASSET VALUE

Shares of each Fund are purchased at net asset value.  The net asset value per share of each Fund is calculated by adding the value of securities and other assets of that Fund, subtracting liabilities and dividing by the number of its outstanding shares.  Each Fund’s share price will be determined at the close of regular trading hours of the New York Stock Exchange, normally 4:00 p.m., Eastern Time.  Orders received by the transfer agent after 4:00 p.m., will be confirmed at the next business day’s price.

VALUATION

Each Fund’s securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Board of Trustees.  Certain securities may be valued by an independent pricing service approved by the Board of Trustees.

Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System, will be valued at the mean between the last preceding bid and asked prices.  Valuations may also be obtained from pricing services when such prices are believed to reflect fair market value.  Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.  Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

The Funds translate prices for investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds’ NAVs.  Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds’ shares may change on days when shareholders are not able to buy or sell shares.  If events materially affecting the values of the Funds’ foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

REDEMPTIONS IN KIND

The Trust reserves the right to pay redemptions in kind with portfolio securities in lieu of cash.  In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Trust may limit the amount of redemption proceeds paid in cash with respect to each shareholder during any 90-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period.  In the case of requests for redemptions in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or any time a cash distribution would impair the liquidity of the Funds to the detriment of the existing shareholders.  If the recipient later sold such securities, a brokerage charge might be incurred.

SUSPENSION OF REDEMPTIONS

The right of redemption may be suspended or the date of payment postponed during (a) any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted, (b) any period in which an emergency exists as determined by the SEC so that disposal of a Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) such other periods as the SEC by order may permit to protect the Funds’ shareholders.

EXCHANGE OF SHARES

An exchange is effected by redemption of shares of one Fund and the issuance of shares of another Fund, and only with delivery of the current Prospectus of the Fund being acquired.  With respect to an exchange among the Funds, a capital gain or loss for Federal income tax purposes will be realized upon the exchange, depending upon the cost, other basis of the shares redeemed, and your tax status.  The exchange privilege is not designed for use in connection with short-term trading or market-timing strategies. The exchange privilege may be terminated or suspended or its terms changed at any time, subject to 60 days’ prior notice.

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TELEPHONE INSTRUCTIONS

Neither the Trust nor any of its service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use procedures that are considered reasonable.  You assume the risk to the full extent of your accounts that telephone requests may be unauthorized.  To the extent that the Trust fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.  All telephone conversations with USBFS as transfer agent will be recorded.

AUTOMATIC INVESTING

You may authorize automatic investing through automatic withdrawals from your bank account on a regular basis.  Minimum investments must be for at least $50.

SYSTEMATIC WITHDRAWAL PLAN

If you purchase or already own $5,000 or more of any Fund’s shares, valued at the net asset value, and you wish to receive periodic payments from your account(s), you may establish a Systematic Withdrawal Plan by completing an application provided for this purpose.  If you participate in this plan, you will receive monthly, quarterly or annual checks in the amount designated. The minimum withdrawal is $50.  The amount of withdrawal may be changed at any time.  Dividends and capital gain distributions on a Fund’s shares in the Plan should be reinvested in additional shares at net asset value.  Payments are made from proceeds derived from the redemption of Fund shares you own.  With respect to the Funds, the redemption of shares may result in a gain or loss that is reportable, if you are a taxable entity.

Redemptions required for payments may reduce or use up your investment, depending upon the size and frequency of withdrawal payments and market fluctuations.  Accordingly, Plan payments cannot be considered as yield or income on the investment.

USBFS, as agent for the shareholder, may charge for services rendered beyond those normally assumed by the Funds.  No such charge is currently assessed, but such a charge may be instituted by USBFS upon notice in writing to shareholders.  This Plan may be terminated at any time without penalty upon written notice by the shareholder, by the Funds, or by USBFS.

INTEGRATED VOICE RESPONSE (IVR) SYSTEM

You can obtain toll-free access to account information, as well as perform certain transactions, by calling 877-835-4531. IVR provides share price, price change, account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months), and allows sales or exchanges of Fund shares.  You may also obtain addresses (for mailing, wire and the internet), year-end information, and request Fund literature.  By pressing “0”, you are able to speak to a customer service representative.

TAXATION OF THE FUNDS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares.  This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances.  This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive.  Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.  Unless otherwise noted, references to “the Fund” apply to each of the four Funds discussed herein.

TAX STATUS OF THE FUNDS

Each Fund intends to continue to be taxed as a regulated investment company under Subchapter M of the Code.  Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of each Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

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As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed.  Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level.  To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.  To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year.  Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

FUND INVESTMENTS

MARKET DISCOUNT. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount.”  If the amount of market discount is more than a de minimus amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it.  In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income.  In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period.  Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.  Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount.  Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity.  Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.  Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any.  This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which the Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses.  Also section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market,” with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Fund may result in “straddles” for federal income tax purposes.  The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.  In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently.  Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

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Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to taxable shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES. Under certain circumstances, the Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position.  In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale.  The character of gain from a constructive sale would depend upon the Fund’s holding period in the property.  Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.  Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

SECTION 988 GAINS OR LOSSES. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.  Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss.  These gains and losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.  If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be re-characterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder’s basis in Fund shares.

PASSIVE FOREIGN INVESTMENT COMPANIES.  The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income.  If the Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders.  In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares.  The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.  Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions.  Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year.  If this election were made, the special rules, discussed above, relating to the taxation of excess distributions would not apply.  In addition, another election would involve marking to market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income.  Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

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DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares.  Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction.  However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividends on corporate stock.  The rate reductions do not apply to corporate taxpayers.  The Funds will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Funds that would be eligible for the lower maximum rate.  A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate.  Distributions from Funds investing in bonds and any other debt instruments will not generally qualify for the lower rates.  Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.  Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements.  Foreign personal holding companies, foreign investment companies, and passive foreign investment company are not treated as “qualified foreign corporations.”

The excess of net long-term capital gains over the short-term capital losses realized and distributed by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to you as long-term gain, regardless of how long a shareholder has held Fund shares.  Net capital gains from assets held for one year or less will be taxed as ordinary income.

You will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

If the net asset value of shares is reduced below your cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital.  You should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution.  The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to you.

DISPOSITIONS

Upon a redemption, sale or exchange of shares of the Fund, you will realize a taxable gain or loss depending upon your basis in the shares.  A gain or loss will be treated as capital gain or loss if the shares are capital assets in your hands, and the rate of tax will depend upon the shareholder’s holding period for the shares.  Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of.  In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss.  If you hold Fund shares for six months or less and during that period receive a distribution taxable to you as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

BACKUP WITHHOLDING

The Fund generally will be required to withhold federal income tax at a current rate of 28% (“backup withholding”) from dividends paid, capital gain distributions, and redemption proceeds to you if (1) you fail to furnish the Fund with your correct taxpayer identification number or social security number, (2) the IRS notifies you or the Fund that you have failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, (3) when required to do so, you fail to certify that you are not subject to backup withholding, or (4) you fail to certify that you are a U.S. resident, including a resident alien.  Any amounts withheld may be credited against your federal income tax liability.

OTHER TAXATION

Distributions may be subject to additional state, local and foreign taxes, depending on your particular situation.  Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 28% (or a lower treaty rate, if applicable).

33

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the Funds’ portfolio securities.  A complete list of each Fund’s portfolio holdings is made publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q.  As a general matter, in order to protect the confidentiality of the Funds’ portfolio holdings, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except: (1) to service providers that require such information in the course of performing their duties (such as the Funds’ custodian, fund accountants, investment adviser, administrator, independent registered public accounting firm, attorneys, officers and trustees and each of their respective affiliates and advisers) and are subject to a duty of confidentiality; or (2) pursuant to certain enumerated exceptions that serve a legitimate business purpose.  These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, and (2) to third-party vendors, such as Morningstar Inc. and Lipper, Inc. and other financial intermediaries that: (a) agree to not distribute the portfolio holdings or results or the analysis to third parties, other departments or persons who are likely to use the information for the purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement.  The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive that the confidentiality obligations contained in the confidentiality agreement.  Only the Trust’s President may authorize disclosure of any of the Funds’ portfolio holdings.  The Trust’s President monitors requests for the disclosure of portfolio holdings and is responsible for bringing to the attention of the Board of Trustees for resolution any request that represents a conflict of interest between the Funds’ shareholders and the Funds’ investment adviser, sub-advisers, principal underwriter or any affiliates of those entities.

Neither the Funds nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.  Any exceptions to the policies and procedures may only be made by the consent of a majority of the Board of Trustees upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds.  Any amendments to these policies and procedures must be approved and adopted by the Board of Trustees.  The Board may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the policies and procedures, as necessary.

FINANCIAL STATEMENTS
The audited financial statements and financial highlights of the Funds for the fiscal year ended June 30, 2009, as set forth in the Trust’s annual report to shareholders, including the notes thereto and the reports of E&Y thereon, are incorporated herein by reference.

34

APPENDIX A -- DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

A S&P short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for short-term issues:

“A-1” - Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” - Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“Prime-1” - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

“Prime-3” - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” - Issuers do not fall within any of the Prime rating categories.

Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

The following summarizes the ratings used by S&P for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” - A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D” - An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

- PLUS (+) OR MINUS (-) - The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” - Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes the ratings used by Fitch for long-term issues:

“AAA” - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category or to categories below “CCC”.

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR’S

CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by S&P’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

RATING OUTLOOK: A S&P Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

- Positive means that a rating may be raised.

- Negative means that a rating may be lowered.

- Stable means that a rating is not likely to change.

- Developing means a rating may be raised or lowered.

- N.M. means not meaningful.

MOODY’S

WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody’s opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody’s Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlooks does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by S&P for municipal notes:

“SP-1” - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody’s Investment Grade (“MIG”) and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue’s specific structural or credit features. The following summarizes the ratings by Moody’s for these short-term obligations:

“MIG-1”/”VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2”/”VMIG-2” - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

“MIG-3”/”VMIG-3” - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security.  Ratings may be changed or withdrawn.

APPENDIX B -- PORTFOLIO MANAGER INFORMATION

Robert W. Baird & Co. Incorporated (“Baird”)

Portfolio Managers

Mary Ellen Stanek, CFA
Ms. Stanek is a Managing Director and Chief Investment Officer of Baird.  She also serves as Chief Investment Officer of Baird Advisors, a department of Baird.  Ms. Stanek oversees the entire investment management team.  She has over 29 years of investment experience managing various types of fixed income portfolios.  Ms. Stanek has been a portfolio manager of the Income Fund since January 2009.  Ms. Stanek joined Baird Advisors in March 2000.  Prior to joining Baird Advisors, Ms. Stanek was employed by Firstar Investment Research & Management Company, LLC (“FIRMCO”) where she served as President and CEO from November 1998 to February 2000, and Chief Operating Officer and President from March 1994 to November 1998.  Ms. Stanek also served as President of Firstar Funds, Inc. from December 1998 to March 2000.  Ms. Stanek obtained her undergraduate degree from Marquette University and M.B.A. from the University of Wisconsin-Milwaukee.  She earned the Chartered Financial Analyst designation in 1983.  Ms. Stanek is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Gary A. Elfe, CFA
Mr. Elfe is a Managing Director and Senior Portfolio Manager of Baird.  As a member of the investment management team, Mr. Elfe serves as Director of Fixed Income Research and Trading.  He has over 29 years of investment experience managing various types of fixed income portfolios.  Mr. Elfe has been a portfolio manager of the Income Fund since January 2009.  Mr. Elfe joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Elfe was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he was Director of Fixed Income Research & Trading.  Mr. Elfe obtained his undergraduate degree and M.B.A. from the University of Wisconsin-Milwaukee.  He earned the Chartered Financial Analyst designation in 1982.  Mr. Elfe is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Charles B. Groeschell
Mr. Groeschell is a Managing Director and Senior Portfolio Manager of Baird.  He has over 27 years of investment experience managing various types of fixed income portfolios.  Mr. Groeschell has been a portfolio manager of the Income Fund since January 2009.  Mr. Groeschell joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Groeschell was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he played a lead role in the overall management of major fixed income client relationships.  Mr. Groeschell received his B.A. from Texas Christian University and his M.B.A. from the University of Wisconsin-Milwaukee.

Warren D. Pierson, CFA
Mr. Pierson is a Senior Vice President and Senior Portfolio Manager of Baird. He has over 22 years of investment experience managing taxable and tax-exempt fixed income portfolios. Mr. Pierson has been a portfolio manager of the Income Fund since January 2009.  Mr. Pierson joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Mr. Pierson was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from May 1993 to June 1997. Mr. Pierson managed municipal bond portfolios and intermediate taxable bond portfolios while at FIRMCO. Mr. Pierson received his undergraduate degree from Lawrence University. He earned the Chartered Financial Analyst designation in 1990. Mr. Pierson is a member of the CFA Institute and is a member and past President of the Milwaukee Investment Analysts Society.

Mr. Jay E. Schwister, CFA
Mr. Schwister is a Senior Vice President and Senior Portfolio Manager of Baird.  He has over 25 years of investment experience managing various types of fixed income portfolios.  Mr. Schwister has been a portfolio manager of the Income Fund since January 2009.  Prior to joining Baird Advisors in late 2004, Mr. Schwister was a Senior Vice President and Senior Portfolio Manager for 15 years with Putnam Investments in Boston.  Mr. Schwister obtained his undergraduate degree in finance from Marquette University, and received the Chartered Financial Analyst designation in 1987.  He is currently a member of the CFA Institute and is a member of the Milwaukee Investment Analysts Society.

Daniel A. Tranchita, CFA
Mr. Tranchita is a Senior Vice President and Senior Portfolio Manager of the Advisor. He has over 19 years of investment experience managing taxable and tax-exempt fixed income portfolios. Mr. Tranchita has been a portfolio manager of the Income Fund since January 2009.  Mr. Tranchita joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Mr. Tranchita was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from June 1993 to June 1997. Mr. Tranchita performed quantitative fixed income analysis and portfolio management while at FIRMCO. Mr. Tranchita received his undergraduate degree and M.B.A. from Marquette University. He earned the Chartered Financial Analyst designation in 1993. Mr. Tranchita is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Dollar Range of Investments in the Fund

None

Compensation

Baird compensates portfolio managers with a base salary and an annual incentive bonus.  A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities.  A portfolio manager’s bonus is determined primarily by pre-tax investment performance of the accounts, including the Income Fund and the revenues and overall profitability of Baird.  Performance is measured relative to the appropriate benchmark’s long and short-term performance, measured on a one, three and five year basis, as applicable, with greater weight given to long-term performance.  Portfolio managers may own and may be offered an opportunity to purchase or sell common stock in the sub-advisor, Baird Holding Company or Baird Financial Corporation.  Portfolio managers may also own and may be offered an opportunity to purchase or sell shares in private equity offerings sponsored by Baird.

Other Managed Accounts as of June 30, 2009

	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Mary Ellen Stanek	9	$2.7	0	--	120	$11.7
Warren D. Pierson	9	$2.7	0	--	120	$11.7
Gary A. Elfe	9	$2.7	0	--	120	$11.7
Charles B. Groeschell	9	$2.7	0	--	120	$11.7
Jay E. Schwister	9	$2.7	0	--	120	$11.7
Daniel A. Tranchita	9	$2.7	0	--	120	$11.7

Performance Based Accounts as of June 30, 2009
The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.

	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Mary Ellen Stanek	0	--	0	--	1	$0.7
Warren D. Pierson	0	--	0	--	1	$0.7
Gary A. Elfe	0	--	0	--	1	$0.7
Charles B. Groeschell	0	--	0	--	1	$0.7
Jay E. Schwister	0	--	0	--	1	$0.7
Daniel A. Tranchita	0	--	0	--	1	$0.7

Description of Material Conflicts

Baird and its individual portfolio managers advise multiple accounts for numerous clients.  In addition to the Income Fund, these accounts may include other mutual funds managed on a sub-advisory basis, separate accounts, collective trusts, and a portion of a state 529 education savings plan portfolio.  Baird manages potential conflicts of interest between the Income Fund and other types of accounts through trade allocation policies and oversight by Baird’s investment management departments and compliance department.  Allocation policies are designed to address potential conflicts of interest in situations where two or more funds and/or other accounts participate in investment transactions involving the same securities.

Capital Guardian Trust Company (“Capital Guardian”)

Portfolio Managers

Capital Guardian  uses a multiple portfolio manager system in managing the Growth Fund’s assets.  Under this approach, the portfolio of the Growth Fund is divided into segments managed by individual managers.  Each manager’s role is to decide how their respective segment will be invested by selecting securities within the limits provided by the Growth Fund’s objectives and policies.  Capital Guardian’s investment committee oversees this process.  In addition, Capital Guardian’s investment analysts also may make investment decisions with respect to a portion of the Growth Fund’s portfolio.  Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

David I. Fisher is Chairman of the Board of Capital Guardian.  He has been with Capital Guardian for over 39 years and has been a portfolio manager for at least the past 5 years.

Richard N. Havas is Senior Vice President of Capital International, Inc., an affiliate of Capital Guardian.  He has been with Capital Guardian for over 22 years and has been a portfolio manager for at least the past 5 years.

Victor D. Kohn is President and Director of Capital International, Inc., an affiliate of Capital Guardian.  He has been with Capital Guardian for over 23 years and has been a portfolio manager for at least the past 5 years.

Nancy J. Kyle is Vice Chairman of Capital Guardian.  She has been with Capital Guardian for over 18 years and has been a portfolio manager for at least the past 5 years.

Roger J. Mortimer is Vice President of Capital Guardian.  He has been with Capital Guardian for over 4 years.  Prior to that, he was with AIM Funds Management, Inc. for over 8 years and has been a portfolio manager for at least the past 4 years.

Lionel M. Sauvage is Director and Senior Vice President of Capital Guardian.  He has been with Capital Guardian for over 21 years and has been a portfolio manager for at least the past 5 years.

Other Managed Accounts as of June 30, 2009

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies [1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Fisher, David	8	$13.47	22	$18.87	153	$33.91
Havas, Richard	5	$1.69	18	$13.04	142	$31.46
Kohn, Victor	2	$10.97	8	$7.91	14	$4.16
Kyle, Nancy	4	$1.54	15	$12.03	112	$24.74
Mortimer, Roger	4	$1.21	8	$9.27	84	$17.41
Sauvage, Lionel	4	$1.54	20	$14.06	173	$35.79
[1]	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[2]	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[3]	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[4]
Reflects other professionally managed accounts held at Capital Guardian or companies affiliated with Capital Guardian.  Personal brokerage accounts of portfolio managers and their families are not reflected.

Performance Based Accounts as of June 30, 2009
The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.

Portfolio Managers	Registered Investment Companies[1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Fisher, David	1	$0.71	0	--	6	$1.15
Havas, Richard	1	$0.71	0	--	7	$1.22
Kohn, Victor	0	--	0	--	0	--
Kyle, Nancy	1	$0.71	0	--	4	$1.01
Mortimer, Roger	1	$0.71	0	--	2	$0.41
Sauvage, Lionel	1	$0.71	0	--	11	$2.23

[1]	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[2]	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[3]	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[4]
Reflects other professionally managed accounts held at Capital Guardian or companies affiliated with Capital Guardian.  Personal brokerage accounts of portfolio managers and their families are not reflected.

(a)           DESCRIPTION OF ANY MATERIAL CONFLICTS

Capital Guardian has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.  While there is no guarantee that such policies and procedures will be effective in all cases, Capital Guardian believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.

(b)           COMPENSATION

At Capital Guardian, portfolio managers and investment analysts are paid competitive fixed salaries.  In addition, they may receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans.  The relative mix of compensation represented by bonuses, salary and profit sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors.  In order to encourage a long-term focus, bonuses tied to investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average with the greater weight placed on the four-year rolling average.  For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts.  For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise.

The benchmarks used to measure performance of the portfolio managers for the Growth Fund include, as applicable, the MSCI All Country World Index ex U.S.A., with gross dividends, an adjusted MSCI EAFE Index, the MSCI EM Index, with net dividends, an adjusted Lipper International Index and a customized index based on information provided by various third party consultants.

(c)	OWNERSHIP OF FUND SHARES

As of June 30, 2009, the portfolio managers disclosed herein did not beneficially own any shares of the Growth Fund.

EARNEST Partners, LLC (“EARNEST”)

Portfolio Manager

Douglas S. Folk, CFA
The sub-advised portion of the Income Fund is primarily managed by Douglas S. Folk, CFA, who is responsible for day-to-day portfolio management. Mr. Folk has been a portfolio manager of the Income Fund since January 2009.  Mr. Folk is a portfolio management and research professional at EARNEST and has over twenty years of investment experience.  He holds a B.A. degree from Millsaps College and an M.B.A. from Millsaps’ Else School of Management.  He has extensive experience with government, corporate, mortgage-backed and asset-backed securities.  His prior experience includes ten years of portfolio management with Southern Farm Bureau Life Insurance Company, where he was responsible for the company’s fixed-income portfolio.  He is a member of the Atlanta Society of Financial Analysts.

Dollar Range of Investments in the Fund

None

Compensation

The portfolio manager’s compensation varies with the general success of the sub-adviser as a firm.  The portfolio manager’s compensation consists of a fixed annual salary, a discretionary bonus, and equity ownership.  A portion of the bonus may consist of profit-sharing and/or deferred compensation.  The sub-adviser matches a portion of employees’ 401(k) contributions, if any.  The portfolio manager’s compensation is not linked to any specific factors, such as the Income Fund’s performance or asset level.

Other Managed Accounts as of June 30, 2009

Portfolio Manager	The number of other accounts managed by the portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Douglas S. Folk	1	$0.015	4	$0.073	77	$4.17

Performance Based Accounts as of June 30, 2009
The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.

Portfolio Manager	The number of other accounts managed by the portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Douglas S. Folk	0	--	0	--	2	$0.15

Description of Material Conflicts

The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Income Fund’s investments, on the one hand, and the investments of the other accounts on the other.  The other accounts include, for example, foundation, private accounts, endowments, corporate pension, insurance, mutual funds, and other pooled investment vehicles (“Other Accounts”).  The Other Accounts might have similar investment objectives as the Income Fund, be compared to the same index the Income Fund uses for performance comparison or otherwise hold, purchase or sell securities that are eligible to be held, purchased, or sold by the Income Fund.  While the portfolio manager’s management of other accounts may give rise to potential conflicts of interest, the sub-adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the sub-adviser believes that it has designed policies and procedures that are reasonably designed to manage those conflicts in an appropriate way.

Santa Barbara Asset Management, LLC (“SBAM”)

Portfolio Manager

Michael G. Mayfield

Mr. Mayfield is the Chief Executive Officer and Chief Investment Officer of, and a portfolio manager for, SBAM and has been an investment professional with the firm since 1995.  Mr. Mayfield earned a B.S. in Business Administration/Finance and Business Economics from the University of Southern California.

Dollar Range of Investment in the Funds

Based on the information available for the time period ended June 30, 2009, Mr. Mayfield did not own any shares of the Funds.

Portfolio Manager Compensation

SBAM investment professionals enjoy a three part compensation structure.  First, each professional is paid an annual fixed salary that is reviewed each year.  These salaries are set in accordance with each professional’s experience and role within the firm.  Second, each investment professional sitting on the investment committee is paid an annual bonus based upon the performance of his or her investment ideas.  Each professional’s recommendations are tracked over a three year rolling period, whether or not those ideas are voted into SBAM’s model portfolio.  Lastly, each investment professional, along with each SBAM employee, is eligible to receive an annual bonus.  These bonuses are discretionary and are set by the firm’s CEO.

SBAM offers a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals.  These professionals are rewarded through a combination of cash and long-term incentive compensation.  Total cash compensation consists of both a base salary and an annual bonus that can be a multiple of the base salary.  Available bonus pool compensation is primarily a function of the firm’s overall annual profitability.  The investment professional’s compensation is largely predicated upon successful investment recommendations.  Analysts’ recommendations are tracked on a three-year rolling basis regardless of whether the ideas are implemented in the portfolio.  These “shadow” portfolios drive the majority of the analysts’ bonus compensation.  The remainder is discretionary.  To further strengthen the incentive compensation package and create an even stronger alignment to the long-term success of the firm, SBAM has made available to investment professionals an equity-like incentive.

Other Managed Accounts as of June 30, 2009

Portfolio Manager	The number of other accounts managed by the portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Mayfield, Michael	2	$187	0	--	0	--

No accounts were performance based.

Conflicts of Interest

Conflicts of interest are resolved on an ad-hoc basis.  Conflicts of interest may arise from time to time with SBAM’s affiliated entities.  If such an event should occur, SBAM will seek to obtain consent from its clients in connection with any such potential conflict of interest transactions.

Sound Shore Management, Inc. (“Sound Shore”)

Portfolio Managers

Harry Burn, III - Chairman and Director of Sound Shore.  He has been with Sound Shore since 1978 and has served as portfolio manager since then.  He received his B.A. and M.B.A. from the University of Virginia.

T. Gibbs Kane, Jr. - President and Director of Sound Shore.  He has been with Sound Shore since 1978 and has served as portfolio manager since then.  He received his B.S.E. from the University of Pennsylvania Wharton School.

John P. DeGulis - He has been with Sound Shore since January 1996 and has served as a portfolio manager since 2003.  He received a B.A. in Economics from Northwestern University, and his M.B.A. from Columbia Business School.

Dollar Range of Investments in the Funds

Based on the information available as of June 30, 2009, the Sound Shore portfolio managers of the portion of the assets of the Growth Fund allocated to Sound Shore did not own any shares of the Funds.

Description of Compensation

Messrs. Burn, Kane, and DeGulis, like all employees of Sound Shore, receive a fixed cash salary, a cash contribution to Sound Shore’s profit sharing plan, and an annual cash bonus.  Bonuses and contributions to the profit sharing plan are not based on the performance of the Growth Fund or any other account, but are paid each year out of a pool comprised of the excess of aggregate revenues from all sources, less aggregate expenses.

Other Managed Accounts as of June 30, 2009

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Burn, Harry	3	$1.9	1	$0.04	52	$3.4
Kane, T. Gibbs	3	$1.9	1	$0.04	52	$3.4
DeGulis, John P.	3	$1.9	1	$0.04	52	$3.4

No accounts were performance based.

Description of Material Conflicts

Based on the approach Sound Shore takes in managing client assets, Sound Shore does not anticipate conflicts of interest between the Growth Fund’s investments and those of other accounts managed by Sound Shore .

Sterling Capital Management LLC (“Sterling”)

Portfolio Manager

Mark M. Montgomery, CFA
Mark M. Montgomery, CFA has been a portfolio manager of the Income Fund since January 2009.  Mr. Montgomery is a Managing Director, Senior Fixed Income Portfolio Manager and head of Sterling’s fixed income team.  He worked for seven years in The Vanguard Group’s long-term and high-yield municipal portfolio management team before joining Sterling in 1997.  Mr. Montgomery is a graduate of West Chester University where he received his B.S. in Marketing.  He received his M.B.A. from Drexel University and is a CFA charter holder.

Dollar Range of Investments in the Fund

None

Compensation

The portfolio manager receives a fixed salary and a bonus.  The portfolio manager’s bonus is determined by Sterling’s management team and is based on multiple factors, including performance of Sterling’s Fixed Income portfolios.

Other Managed Accounts as of June 30, 2009

Portfolio Manager	The number of other accounts managed by the portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Mark M. Montgomery	2	$0.4	0	--	228	$7.5

Description of Material Conflicts

Sterling manages conflicts that are typical of investment advisory firms.  The portfolio manager manages multiple portfolios, some having similar objectives/guidelines to the Income Fund and some having different objectives/guidelines.  Based on these differences, the portfolio manager may purchase or sell securities for other portfolios that are not purchased or sold in the Income Fund.  Portfolios with similar objectives/guidelines may have different cash flows, and/or different fee structures.  Sterling has implemented policies and procedures (e.g., trade allocation) to address and manage these and other conflicts.

TimesSquare Capital Management, LLC (“TimesSquare”)

Portfolio Managers

Grant Babyak
Mr. Babyak is Chief Executive Officer, Managing Director and Senior Portfolio Manager in TimesSquare’s growth equity group and has been a portfolio manager of the Growth Fund since April 2009.  Prior to joining the firm, Mr. Babyak managed small cap and mid cap portfolios at Fiduciary Trust Company International since 1996. He previously worked for six years at Avatar Associates as an institutional portfolio manager and for two years at U.S. Trust Company of New York as an analyst covering the consumer and basic industrial sectors. Mr. Babyak received a B.A. in Political Science from Yale University in 1988 and an M.B.A. in Finance from New York University-Stern Graduate School of Business in 1995.

Tony Rosenthal, CFA
Mr. Rosenthal is a Managing Director and Portfolio Manager in TimesSquare’s growth equity group and has been a portfolio manager of the Growth Fund since April 2009.  Before joining the firm, Mr. Rosenthal held a similar position at Fiduciary Trust Company International since 1996. Prior experience includes three years at the Bank of New York as an equity portfolio manager and analyst and time at U.S. Trust Company of New York, where he conducted economic research. Mr. Rosenthal received a B.A. in Economics from Wesleyan University in 1988 and an M.B.A. from Columbia Business School in 1993. He is a member of the CFA Institute and the New York Society of Security Analysts.

Dollar Range of Investments in the Fund

None

Compensation

TimesSquare’s compensation program rewards top performing portfolio managers and investment analysts, promotes retention of key personnel and provides senior leaders with an equity-based stake in the firm.  The program is tied exclusively to client investment performance and financial results of the firm and its investment business.  Moreover, the program is based on a series of clear metrics with investment performance, relative to the appropriate comparative universe and benchmark, carrying the greatest weighting for portfolio managers.  Investment professionals’ compensation is comprised of the following three components:  base salaries, an annual bonus plan and significant equity in the firm, as described below.

Base Salaries:
Base salaries for investment professionals are targeted at the upper end of relevant peer groups of other institutional investment managers.  Based on recent research, the firm’s top performing employee compensation falls within the top decile of the industry.  Studies of competitive investment management compensation practices and levels are routinely conducted to ensure that investment professionals are competitively paid.  The firm adjusts base salaries when performance, market data, career path progression or position scope warrant an increase to encourage retention and development of top performers.  For key investment decision makers, variable performance-driven elements, such as the annual bonus and equity in the firm, comprise the substantial majority of total compensation.

Annual Bonus Plan:
Bonuses for portfolio managers and investment analysts are determined primarily by investment performance using both manager-relative and benchmark-relative measures over multiple time horizons.  Such performance is measured over a 1 and 3 year time period versus the Russell Mid Cap Growth Index.  Performance is analyzed on a pre-tax basis.

Equity Ownership:
Senior investment professionals receive significant equity ownership in the firm, subject to a five year vesting period.  Once vested, certain components with vested value are not immediately accessible to further encourage retention.  Through this stake in the firm’s business, senior professionals benefit from client retention and prudent business management. Currently, substantially all of the firm’s investment professionals retain ownership.

Other Managed Accounts as of June 30, 2009

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in billions)
Grant Babyak	7	$2.5	1	$1.97	155	$6.3
Tony Rosenthal	3	$1.2	1	$1.97	119	$5.1

Accounts with Performance-based Fees as of June 30, 2009

Portfolio Managers	The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in millions)
Grant Babyak	0	--	0	--	6	$544
Tony Rosenthal	0	--	0	--	5	$475

Description of Material Conflicts

TimesSquare is committed to ensuring that first and foremost any conflicts of interest, whether actual or apparent, are avoided.  Towards that aim, TimesSquare implemented and continues to maintain a compliance program that includes written policies and procedures that address reasonably foreseeable potential areas of conflict.  TimesSquare has designated a Chief Compliance Officer and provided the resources and support required to ensure that the compliance program remains effective.  The following highlights of TimesSquare’s compliance program are critical in the firm’s avoidance of conflicts of interest.

Code of Ethics - Personal Trading Conflicts:
As a relatively small entity, TimesSquare treats all personnel as “Access Persons.” All personnel are required to follow the Access Person rules as described in detail in its compliance policies and procedures, including preclearance and holdings declarations. To ensure that TimesSquare avoids conflicts of interests its compliance department generally prohibits individual stock transactions in issues less than $15 billion in market capitalization or in any stock that is held in any portfolios managed by TimesSquare.  TimesSquare believes that the $15 billion limitation is effective in addressing potential conflicts since TimesSquare only manages investment portfolios with small to mid cap market mandates and thus rarely purchase securities with a market cap above $15 billion for clients.  TimesSquare’s Code of Ethics and Compliance Manual also contain a gift policy that imposes restrictions on the giving and receiving of gifts by employees.

Investment Opportunity Conflicts:
Portfolio managers for all advised accounts have equal access to all suitable transactions, consistent with its policy of treating all client accounts in a manner that is fair and equitable over time. Requests for publicly traded securities may be filled by TimesSquare’s trading desk in the order in which they are received, but are generally aggregated for advised accounts (including affiliated accounts). Such aggregation is appropriate, in TimesSquare’s judgment, for the purpose of achieving best execution, and all participating accounts benefit equally from any reduced price or transaction costs. Except as directed by clients, TimesSquare and its related advisers use a proportional allocation system in the case of aggregated trades where not enough securities are available to satisfy all accounts’ requests. In the event that this pro rata procedure results in an allocation that is not consistent with the portfolio’s relative sizes, sector allocations, diversification, and/or cash positions, as determined by the portfolio manager, then the portfolio manager may change the allocation.

Such aggregation does not always include “program trades” for actively managed equity accounts. Program trades are defined by TimesSquare as trades of more than one security that are periodically required to rebalance portfolios. Program trades also include groups of trades required to establish desired initial portfolios for new accounts. Program trades are executed through specific program trading firms selected by TimesSquare’s active equity trading desk. TimesSquare’s trading desk delegates the execution and management of program trades to the program trading firms, subject to review for best execution. In the opinion of TimesSquare, it is not always advantageous to aggregate program trades with non-program trading activity. Decisions to aggregate/not aggregate program trades with non-program trades are made on a case-by-case basis taking into consideration, for example, liquidity of securities involved, price limits on orders and the size of the program trade(s) as compared to non-program trades.

Where the actual allocation of new mid cap growth equity issues is significantly lower than that requested, using the original intended allocation proportions may result in allocations to portfolios that are not meaningful. In those situations, the portfolio manager may allocate the securities received to significantly fewer portfolios than originally intended. Those portfolios chosen to receive the smaller allocations are selected non-systematically based on a combination of portfolio performance, size, cash position, sector allocations, number of positions in the portfolio, diversification among similar companies, and minimization of custodian transaction costs to the client. While the intention is to over time allocate similar proportional amounts to all portfolios, using this methodology the largest accounts are unlikely to receive small allocations and over time may not receive similar proportional amounts. On a quarterly basis, portfolio managers and compliance personnel monitor the proportional amounts allocated to all portfolios and the dispersion of performance for all accounts, for the last rolling twelve month period. The objective of the reviews is to evaluate dispersion of performance and relative allocations, if any, and to determine if future allocations of IPOs and secondary offerings should be adjusted.

Conflict Management:
To date, TimesSquare does not believe that it has been faced with a material conflict of interest.  However, in the event that a conflict did arise, the firm would follow its written policies in that particular area.  As per the firm’s policies, the firm’s Chief Compliance Officer would be directly involved and charged with the management of the situation.  The Chief Compliance Officer would engage senior management as necessary and enlist legal counsel towards reviewing the situation and determining the appropriate course of action to avoid and/or resolve the conflict.  To the extent necessary, TimesSquare would also take corrective actions that were consistent with TimesSquare’s fiduciary duty and the best interests of its clients.

Times Square’s entire mid-cap growth team is bound by its compliance program that includes written policies and procedures that the firm believes address reasonably foreseeable potential areas of conflict.

Wellington Management Company, LLP (“Wellington”)

Portfolio Managers

Mammen Chally, CFA, Vice President and Equity Portfolio Manager of Wellington, has served as portfolio manager for the large cap portion of the Growth Fund since 2000.  Mr. Chally joined the firm as an investment professional in 1994.

James A. Rullo, CFA, Senior Vice President and Director of the Quantitative Investment Group of Wellington, has been involved in portfolio management and securities analysis for the large cap portion of the Growth Fund since 2000.  Mr. Rullo joined the firm as an investment professional in 1994.

Doris T. Dwyer, Vice President and Equity Portfolio Manager of Wellington, has served as portfolio manager for the small cap portion of the Growth Fund since 2003.  Ms. Dwyer joined the firm as an investment professional in 1998.

David J. Elliott, CFA, Vice President and Equity Portfolio Manager of Wellington, has been involved in portfolio management and securities analysis for the small cap portion of the Growth Fund since 2003.  Mr. Elliott joined the firm in 1995 and has been an investment professional since 1999.

Dollar Range of Investments in the Fund

Based on the information available for the time period ending June 30, 2008, the Wellington portfolio managers of the portion of the assets of the Growth Fund allocated to Wellington did not own any shares of the Funds.

Description of Compensation

The Growth Fund pays Wellington a fee based on the assets under management of the Growth Fund as set forth in the sub-advisory agreement between Wellington and New Covenant Trust Company, N.A. on behalf of the Growth Fund.  Wellington pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Growth Fund.   The following information relates to the fiscal year ended June 30, 2009.

Wellington’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients.  Wellington’s compensation of the investment professionals primarily responsible for the day-to-day management of the Growth Fund (“Investment Professionals”) includes a base salary and incentive components.  The base salary for each Investment Professional who is a partner of Wellington is determined by the Managing Partners of the firm.  A partner’s base salary is generally a fixed amount that may change as a result of an annual review.  The base salary for all other Investment Professionals is determined by the Investment Professional’s experience and performance in their role as an Investment Professional.  Base salaries for employees are reviewed annually and may be adjusted based on the recommendation of the Investment Professional’s business manager, using guidelines established by Wellington’s Compensation Committee, which has final oversight responsibility for base salaries for employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington from the Growth Fund managed by that Investment Professional and generally each other portfolio managed by such Investment Professional.  Each Investment Professional’s incentive payment relating to the Growth Fund is linked to the gross pre-tax performance of the portion of the Growth Fund managed by the Investment Professional compared to the Russell 1000 Index over one and three year periods, with an emphasis on three year results.  Wellington applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by the Investment Professionals, including portfolios with performance fees.

Portfolio-based incentives across all portfolios managed by an Investment Professional can, and typically do, represent a significant portion of an Investment Professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year.  The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington’s business operations.  Senior management at Wellington may reward individuals as it deems appropriate based on factors other than portfolio performance.   Each partner of Wellington is also eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm.  Mr. Rullo is a partner of the firm.

Other Managed Accounts as of June 30, 2009

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Chally, Mammen
Dwyer, Doris
Elliott, David
Rullo, James

Accounts with Performance-based Fees as of June 30, 2009
The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.

Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Chally, Mammen
Dwyer, Doris
Elliott, David
Rullo, James

Description of Material Conflicts

Individual investment professionals at Wellington manage multiple portfolios for multiple clients.  These portfolios may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Investment Professionals generally manage portfolios in several different investment styles.  These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Growth Fund.   The Investment Professionals make investment decisions for each portfolio including the Growth Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio.  Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios.  Alternatively, these portfolios may be managed in a similar fashion to the Growth Fund and thus the portfolios may have similar, and in some cases nearly identical, objectives, strategies, and/or holdings to that of the portion of the Growth Fund managed by Wellington.

The Investment Professionals or other investment professionals at Wellington may place transactions on behalf of other portfolios that are directly or indirectly contrary to investment decisions made on behalf of the Growth Fund, or make investment decisions that are similar to those made for the Growth Fund, both of which have the potential to adversely impact the Growth Fund depending on market conditions.  For example, the Investment Professionals may purchase a security in one portfolio while appropriately selling that same security in another portfolio.  Similarly, an Investment Professional may purchase the same security for the Growth Fund and one or more other portfolios at or about the same time, and in those instances the other portfolios will have access to their respective holdings prior to the public disclosure of the Growth Fund’s holdings.  In addition, some of these portfolios have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Growth Fund to Wellington.  Because incentive payments paid by Wellington to the Investment Professionals are tied to revenues earned by Wellington, and where noted, to the performance achieved by the manager in each account, the incentives associated with any given portfolio may be significantly higher or lower than those associated with other portfolios managed by a given Investment Professional.  Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients.  Wellington has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, Wellington monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts.  Furthermore, senior investment and business personnel at Wellington periodically review the performance of Wellington’s Investment Professionals.  Although Wellington does not track the time an Investment Professional spends on a single portfolio, Wellington does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional’s various client mandates.

NEW COVENANT FUNDS

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	(i)	Trust Instrument dated September 30, 1998, was previously filed with the Registrant’s Initial Registration Statement on Form N-1A on September 30, 1998, and is incorporated herein by reference.

(ii)	Certificate of Trust dated September 30, 1998, was previously filed with the Registrant’s Initial Registration Statement on Form N-1A on September 30, 1998, and is incorporated herein by reference.

(b)	By-laws dated September 30, 1998, were previously filed with the Registrant’s Initial Registration Statement on Form N-1A on September 30, 1998, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – not applicable.

(d)	(i)
Amended and Restated Investment Advisory Agreement between Registrant and the NCF Investment Department of New Covenant Trust Company, N.A. dated May 14, 2001, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(A)
Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and One Compass Advisors dated August 29, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(ii)
Amended and Restated Sub-Advisory Agreement between the NCF Investment Department of New Covenant Trust Company, N.A. and Capital Guardian Trust Company dated May 14, 2001, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(A)
Amendment to the Amended and Restated Sub-Advisory Agreement between the NCF Investment Department of New Covenant Trust Company, N.A. and Capital Guardian Trust Company dated June 15, 2007, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 26, 2007, and is incorporated herein by reference.

(B)
Amendment to the Amended and Restated Sub-Advisory Agreement between One Compass Advisors and Capital Guardian Trust Company dated August 29, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(iii)
Amended and Restated Sub-Advisory Agreement between the NCF Investment Department of New Covenant Trust Company, N.A. and Wellington Management Company, LLP dated May 14, 2001, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(A)
Amendment to the Amended and Restated Sub-Advisory Agreement between One Compass Advisors and Wellington Management Company, LLP dated August 29, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(iv)
Sub-Advisory Agreement between the NCF Investment Department of New Covenant Trust Company, N.A. and Sound Shore Management, Inc. dated May 14, 2001, was previously filed with Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A on October 3, 2001, and is incorporated herein by reference.

(A)
Amendment to the Sub-Advisory Agreement between One Compass Advisors and Sound Shore Management, Inc. dated August 29, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(v)
Amended and Restated Sub-Advisory Agreement between the NCF Investment Department of New Covenant Trust Company, N.A. and Santa Barbara Asset Management, LLC dated November 19, 2007, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(A)
Amendment to the Amended and Restated Sub-Advisory Agreement between One Compass Advisors and Santa Barbara Asset Management, LLC dated August 29, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(B)	Fee Schedule Addendum – filed herewith.

(vi)
Sub-Advisory Agreement between the NCF Investment Department of New Covenant Trust Company, N.A. and Russell Implementation Services, Inc. dated June 18, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(A)
Amendment to the Amended and Restated Sub-Advisory Agreement between One Compass Advisors and Russell Implementation Services dated August 29, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(vii)	Sub-Advisory Agreement between One Compass Advisors and Robert W. Baird & Co. Incorporated dated November 18, 2008 -- filed herewith.

(viii)	Sub-Advisory Agreement between One Compass Advisors and EARNEST Partners, LLC dated November 18, 2008 -- filed herewith.

(ix)	Sub-Advisory Agreement between One Compass Advisors and Sterling Capital Management LLC -- filed herewith.

(x)	Sub-Advisory Agreement between One Compass Advisors and TimesSquare Capital Management, LLC dated April 20, 2009 -- filed herewith.

(e)
Distribution Agreement between Registrant and New Covenant Funds Distributor, Inc. dated February 22, 2006, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 26, 2007, and is incorporated herein by reference.

(i)
Sub-Distribution Agreement between New Covenant Funds Distributor, Inc. and Quasar Distributors, LLC dated April 12, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. dated March 17, 2005, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 26, 2007, and is incorporated herein by reference.

(i)
Rider to the Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. dated March 17, 2005, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 26, 2007, and is incorporated herein by reference.

(h)	(i)
Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated March 18, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(ii)
Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated March 18, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(iii)
Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated March 18, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(A)	Addendum dated May 18, 2009 to the Transfer Agent Servicing Agreement -- filed herewith.

(iv)	(A)	Expense Limitation Agreement between Registrant and One Compass Advisors dated June 30, 2009, with respect to the Income Fund--filed herewith.

(B)	Expense Limitation Agreement between Registrant and One Compass Advisors dated June 30, 2009, with respect to the Growth Fund, Balanced Growth Fund and Balanced Income Fund—filed herewith.

(v)	(A)
Power of Attorney for F. Kenneth Bateman dated October 21, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(B)
Power of Attorney for Gail C. Duree dated October 22, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(C)
Power of Attorney for William Lauderbach dated October 12, 2007, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 27, 2007, and is incorporated herein by reference.

(D)
Power of Attorney for Samuel McNairy dated October 22, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(E)
Power of Attorney for Donald B. Register dated October 21, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(F)
Power of Attorney for Elinor K. Hite dated October 21, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(G)
Power of Attorney for Henry H. Gardiner dated October 21, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(H)
Power of Attorney for Robert E. Leech dated October 22, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(I)
Power of Attorney for Patrick J. Rudnick dated October 29, 2008, was previously field with Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A on November 24, 2008, and is incorporated herein by reference.

(i)
Opinion and Consent of Counsel dated June 30, 1999, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A on June 30, 1999, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)	Omitted Financial Statements – not applicable.

(l)
Initial Capital Agreement dated June 28, 1999, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A on June 30, 1999, and is incorporated herein by reference.

(m)	Rule 12b-1 Plan – not applicable.

(n)	Rule 18f-3 Plan – not applicable.

(o)	Reserved.

(p)	(i)	Code of Ethics for One Compass Advisors dated February 19, 2009 – filed herewith.

(ii)
Code of Ethics for New Covenant Funds dated April 14, 2008, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(iii)	Code of Ethics for The Capital Group Companies Inc. (Capital Guardian) dated June 2009 – filed herewith.

(iv)	Code of Ethics for Wellington Management Company, LLP dated October 1, 2008 – filed herewith.

(v)
Code of Ethics for Sound Shore Management Company, Inc. dated September 22, 2004, was previously filed with Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A on October 31, 2005, and is incorporated herein by reference.

(vi)
Code of Ethics for Russell Implementation Services, Inc. dated November 8, 2007, was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(vii)
Code of Ethics for Santa Barbara Asset Management, LLC dated May 30, 2006, was previously filed with Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A on October 31, 2006, and is incorporated herein by reference.

(A)
Code of Ethics Supplement for Santa Barbara Asset Management, LLC dated April 30, 2007, was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A on October 26, 2007, and is incorporated herein by reference.

(viii)
Code of Ethics for New Covenant Funds Distributor, Inc. was previously filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on October 28, 2008, and is incorporated herein by reference.

(ix)	Code of Ethics for Robert W. Baird & Co. Incorporated dated January 26, 2009 -- filed herewith.

(x)	Code of Ethics for EARNEST Partners, LLC dated August 4, 2008 -- filed herewith.

(xi)	Code of Ethics for Sterling Capital Management LLC dated December 31, 2008 -- filed herewith.

(xii)	Code of Ethics for TimesSquare Capital Management, LLC dated April 2008 -- filed herewith.

Item 29.  Persons Controlled by or Under Common Control with the Funds

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article IX of the Registrant’s Trust Instrument which was previously filed with Pre-Effective Amendment No. 2 to Registration Statement No. 333-64981 on June 30, 1999, and is incorporated herein by reference.

The Trust Instrument limits the liabilities of a Trustee to that of gross negligence and in the event a Trustee is sued for his or her activities concerning the Trust, the Trust will indemnify that Trustee to the fullest extent permitted by law, except if a Trustee engages in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant has purchased Errors and Omissions insurance with Directors and Officers liability coverage.

Item 31.  Business and Other Connections of the Investment Manager

One Compass Advisors (the “Adviser”), is the investment adviser for the Registrant. The principal address of the Adviser is 200 East 12th Street, Suite B, Jeffersonville, Indiana 47130-3854.  The Adviser is an investment adviser registered under the Investment Advisers Act of 1940 (File No. 801-60189).  The Adviser is a separate division of New Covenant Trust Company, N.A., which is a federally chartered national trust bank. During the last two fiscal years, no director or officer of the Adviser has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Robert W. Baird Co. Incorporated (“Baird”) is a Sub-Adviser for the Income Fund.  Baird is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The list required by this Item 31 of officers and directors of Baird together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Baird pursuant to the Advisers Act (SEC File No. 801-7571).

Capital Guardian Trust Company (“Capital”) is a Sub-Adviser for the Growth Fund. Capital is registered as an investment adviser under the Advisers Act.  The list required by this Item 31 of officers and directors of Capital together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Capital pursuant to the Advisers Act (SEC File No. 801-60145).

EARNEST Partners, LLC (“EARNEST”) is a Sub-Adviser for the Income Fund.  EARNEST is registered as an investment adviser under the Advisers Act.  The list required by this Item 31 of officers and directors of EARNEST together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by EARNEST pursuant to the Advisers Act (SEC File No. 801-56189).

Russell Implementation Services, Inc. (“Russell”) is registered as an investment adviser under the Advisers Act.  The list required by this Item 31 of officers and directors of Russell together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Russell pursuant to the Advisers Act (SEC File No. 801-60335).

Santa Barbara Asset Management, LLC (“SBAM”) is a Sub-Adviser for the Growth Fund. SBAM is registered as an investment adviser under the Advisers Act.  The list required by this Item 31 of officers and directors of SBAM together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SBAM pursuant to the Advisers Act (SEC File No. 801-65003).

Sound Shore Management, Inc. (“Sound Shore”) is a Sub-Adviser for the Growth Fund. Sound Shore is registered as an investment adviser under the Advisers Act.  The list required by this Item 31 of officers and directors of Sound Shore together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Sound Shore pursuant to the Advisers Act (SEC File No. 801-13549).

Sterling Capital Management, LLC (“Sterling”) is a Sub-Adviser for the Income Fund. Sterling is registered as an investment adviser under the Advisers Act.  The list required by this Item 31 of officers and directors of Sterling together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Sterling pursuant to the Advisers Act (SEC File No. 801-64257).

TimesSquare Capital Management, LLC (“TimesSquare”) is a Sub-Adviser for the Growth Fund.  TimesSquare is registered as an investment adviser under the Advisers Act.  The list required by this Item 31 of officers and directors of TimesSquare together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by TimesSquare pursuant to the Advisers Act (SEC File No. 801-63492).

Wellington Management Company, LLP (“Wellington”) is a Sub-Adviser for the Growth Fund. is registered as an investment adviser under the Advisers Act.  The list required by this Item 31 of officers and directors of Wellington together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Wellington pursuant to the Advisers Act (SEC File No. 801-15908).

Item 32.  Principal Underwriter

(a) New Covenant Funds Distributor, Inc. (the “Distributor”) acts as principal underwriter.

New Covenant Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. New Covenant Funds Distributor, Inc. is located at 200 East Twelfth Street, Jeffersonville Indiana 47130.

(b) The following is a list of the executive officers, directors, and partners of New Covenant Funds Distributor, Inc.:

Name and Principal Business Address	Position and Offices with New Covenant Funds Distributor, Inc.	Positions and Offices with Registrant
Gregory T. Rousos	President and Chief Executive Officer	None
Joseph L. Heintzman	Vice President, Controller and Chief Financial Officer	None
Catherine C. Benge	Chief Compliance Officer/AML Officer	Chief Compliance Officer/AML Officer
Laura C. Plumley	Secretary	None

(c) Not applicable.

Item 33.  Location of Accounts and Records

All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Registrant’s investment adviser, One Compass Advisors, except for those maintained by the Registrant’s Custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, NY 10017-2070, and the Registrant’s Administrator, Transfer Agent and Accounting Agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Third Floor, Milwaukee, WI 53201-0201.

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Jeffersonville and the State of Indiana on the 28th day of August 2009.

NEW COVENANT FUNDS

By:    *Robert E. Leech
Robert E. Leech
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*F. Kenneth Bateman	Trustee, Chairman	August 28, 2009
F. Kenneth Bateman

*Gail C. Duree	Trustee, Vice Chairman	August 28, 2009
Gail C. Duree

*Henry H. Gardiner	Trustee	August 28, 2009
Henry H. Gardiner

*Elinor K. Hite	Trustee	August 28, 2009
Elinor K. Hite

*Donald B. Register	Trustee	August 28, 2009
Donald B. Register

*William C. Lauderbach	Trustee	August 28, 2009
William C. Lauderbach

*Samuel W. McNairy	Trustee	August 28, 2009
Samuel W. McNairy

/s/ Patrick J. Rudnick	Principal Financial and Accounting Officer	August 28, 2009
Patrick J. Rudnick

*Robert E. Leech Robert E. Leech	Trustee, President and Principal Executive Officer	August 28, 2009

*Signed by
/s/ Patrick W.D. Turley Patrick W.D. Turley, Esq. as Attorney in Fact pursuant to the Powers of Attorney filed October 26, 2007, October 28, 2008 and November 24, 2008.

EXHIBIT INDEX

Exhibit	Exhibit No.
Fee Schedule Addendum (SBAM)	EX-99.d.v.B
Sub-Advisory Agreement (Baird)	EX-99.d.vii
Sub-Advisory Agreement (EARNEST)	EX-99.d.viii
Sub-Advisory Agreement (Sterling)	EX-99.d.ix
Sub-Advisory Agreement (TimesSquare)	EX-99.d.x
Addendum to the Transfer Agent Servicing Agreement	EX-99.h.iii.A
Expense Limitation Agreement (Income)	EX-99.h.iv.A
Expense Limitation Agreement (Growth/Balanced)	EX-99.h.iv.B
Code of Ethics (Adviser)	EX-99.p.i
Code of Ethics (Capital)	EX-99.p.iii
Code of Ethics (Wellington)	EX-99.p.iv
Code of Ethics (Baird)	EX-99.p.ix
Code of Ethics (EARNEST)	EX-99.p.x
Code of Ethics (Sterling)	EX-99.p.xi
Code of Ethics (TimesSquare)	EX-99.p.xii